UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 19 of its series:

The following 8 series of Wells Fargo Funds Trust have a January 31 fiscal year end:

Wells Fargo 100% Treasury Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

The following 11 series of Wells Fargo Funds Trust have a July 31 fiscal year end:

Wells Fargo Capital Growth Fund, Wells Fargo Disciplined U.S. Core Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Growth Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Cap Core Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Large Company Value Fund, Wells Fargo Low Volatility U.S. Equity Fund, Wells Fargo Omega Growth Fund, and Wells Fargo Premier Large Company Growth Fund.

Date of reporting period: October 31, 2017

ITEM 1. INVESTMENTS

Wells Fargo 100% Treasury Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Treasury Debt : 101.20%
Cash Management Bill (z)		1.06%	1-2-2018	$100,000,000	$99,818,306
U.S. Treasury Bill (z)		0.49	11-30-2017	783,000,000	782,374,541
U.S. Treasury Bill (z)		0.95	11-2-2017	647,280,000	647,262,902
U.S. Treasury Bill (z)		1.01	11-24-2017	569,400,000	569,033,927
U.S. Treasury Bill (z)		1.01	11-16-2017	1,130,935,000	1,130,458,678
U.S. Treasury Bill (z)		1.02	12-7-2017	487,080,000	486,584,989
U.S. Treasury Bill (z)		1.02	11-9-2017	572,620,000	572,489,888
U.S. Treasury Bill (z)		1.04	12-14-2017	100,000,000	99,876,315
U.S. Treasury Bill (z)		1.04	12-28-2017	200,000,000	199,671,775
U.S. Treasury Bill (z)		1.04	1-4-2018	750,000,000	748,610,444
U.S. Treasury Bill (z)		1.05	12-21-2017	175,000,000	174,745,399
U.S. Treasury Bill (z)		1.08	1-18-2018	400,000,000	399,067,900
U.S. Treasury Bill (z)		1.09	1-11-2018	150,000,000	149,679,021
U.S. Treasury Bill (z)		1.10	2-1-2018	100,000,000	99,716,257
U.S. Treasury Bill (z)		1.10	1-25-2018	650,000,000	648,309,444
U.S. Treasury Bill (z)		1.25	4-19-2018	50,000,000	49,708,944
U.S. Treasury Bill (z)%%		1.25	5-3-2018	150,000,000	149,045,763
U.S. Treasury Bill (z)##		1.25	4-26-2018	190,000,000	188,842,531
U.S. Treasury Note		0.63	11-30-2017	96,320,000	96,288,493
U.S. Treasury Note		0.75	12-31-2017	74,540,000	74,495,036
U.S. Treasury Note		0.75	4-15-2018	20,000,000	19,957,693
U.S. Treasury Note		0.88	11-15-2017	10,000,000	10,000,063
U.S. Treasury Note		0.88	11-30-2017	75,000,000	74,989,906
U.S. Treasury Note		0.88	1-15-2018	25,000,000	24,999,470
U.S. Treasury Note		0.88	5-31-2018	20,000,000	19,955,341
U.S. Treasury Note		1.00	12-15-2017	40,000,000	40,008,335
U.S. Treasury Note		1.00	12-31-2017	84,000,000	83,980,819
U.S. Treasury Note		1.00	5-31-2018	90,000,000	89,857,417
U.S. Treasury Note (US Treasury 3 Month Bill Money Market Yield +0.05%) ±		1.16	10-31-2019	100,000,000	100,000,000
U.S. Treasury Note (US Treasury 3 Month Bill Money Market Yield +0.06%) ±		1.17	7-31-2019	60,000,000	60,003,835
U.S. Treasury Note (US Treasury 3 Month Bill Money Market Yield +0.14%) ±		1.25	1-31-2019	225,000,000	225,038,328
U.S. Treasury Note (US Treasury 3 Month Bill Money Market Yield +0.17%) ±		1.28	10-31-2018	150,000,000	149,998,252
U.S. Treasury Note (US Treasury 3 Month Bill Money Market Yield +0.17%) ±		1.28	7-31-2018	200,000,000	200,006,366
U.S. Treasury Note (US Treasury 3 Month Bill Money Market Yield +0.19%) ±		1.30	4-30-2018	110,000,000	110,001,165
U.S. Treasury Note (US Treasury 3 Month Bill Money Market Yield +0.27%) ±		1.38	1-31-2018	180,000,000	180,010,823
U.S. Treasury Note		2.25	11-30-2017	435,000,000	435,415,779
U.S. Treasury Note		2.38	5-31-2018	30,000,000	30,193,284
U.S. Treasury Note		2.63	1-31-2018	130,000,000	130,478,908
U.S. Treasury Note		2.75	12-31-2017	50,000,000	50,129,210
U.S. Treasury Note		2.75	2-28-2018	10,000,000	10,049,591
U.S. Treasury Note		3.50	2-15-2018	50,000,000	50,329,530
U.S. Treasury Note		3.88	5-15-2018	10,000,000	10,140,890
U.S. Treasury Note		4.25	11-15-2017	165,000,000	165,204,400
Total Treasury Debt (Cost $9,636,829,958)					9,636,829,958

Total investments in securities (Cost $9,636,829,958)	101.20%				9,636,829,958
Other assets and liabilities, net	(1.20)				(114,427,470)

Total net assets	100.00%				$9,522,402,488

(z)	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.

1

Wells Fargo 100% Treasury Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Treasury debt	$0	$9,636,829,958	$0	$9,636,829,958

Total assets	$0	$9,636,829,958	$0	$9,636,829,958

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 25.58%
Abbey National Treasury Services (1 Month LIBOR +0.18%) ±	1.42%	12-15-2017	$12,000,000	$12,002,978
Bank of Montreal	1.33	11-13-2017	10,000,000	10,000,147
Bank of Nova Scotia (1 Month LIBOR +0.15%) ±	1.39	3-20-2018	10,000,000	10,000,873
Barclays Bank plc (1 Month LIBOR +0.50%) ±	1.73	4-3-2018	5,000,000	5,003,369
Chiba Bank Limited	1.40	12-22-2017	7,000,000	7,000,412
China Construction Bank Corporation (1 Month LIBOR +0.25%) ±	1.49	7-20-2018	25,000,000	25,004,859
Citibank New York (1 Month LIBOR +0.10%) ±	1.33	1-3-2018	8,000,000	8,001,355
Credit Suisse (New York) (1 Month LIBOR +0.23%) ±	1.47	11-7-2017	12,000,000	12,000,614
Dexia Credit Local SA (1 Month LIBOR +0.38%) ±	1.62	12-7-2017	25,000,000	25,010,421
HSBC Bank plc	1.11	11-1-2017	37,000,000	37,000,000
HSBC Bank plc (1 Month LIBOR +0.20%) ±	1.44	8-9-2018	5,000,000	5,000,859
HSBC Bank plc (3 Month LIBOR +0.15%) ±	1.46	5-11-2018	10,000,000	10,008,123
HSBC Bank plc (3 Month LIBOR +0.18%) ±144A	1.49	5-3-2018	10,000,000	10,009,578
KBC Bank (z)	1.48	1-4-2018	6,000,000	5,983,977
KBC Bank	1.45	12-29-2017	11,000,000	10,999,822
Mitsubishi Trust & Bank (1 Month LIBOR +0.19%) ±	1.43	11-30-2017	8,000,000	8,001,528
Mitsubishi UFJ Trust & Banking Corporation (1 Month LIBOR +0.20%) ±144A	1.44	4-13-2018	9,000,000	8,999,615
Mizuho Bank Limited (1 Month LIBOR +0.23%) ±	1.47	11-8-2017	9,000,000	9,000,534
National Bank of Kuwait	1.10	11-1-2017	48,625,000	48,625,000
NBAD Americas NV	1.10	11-1-2017	48,000,000	48,000,000
Norinchukin Bank (1 Month LIBOR +0.18%) ±	1.42	1-11-2018	15,000,000	15,004,854
Oversea-Chinese Banking Corporation	1.30	11-7-2017	7,000,000	7,000,087
Oversea-Chinese Banking Corporation	1.37	1-8-2018	8,000,000	8,000,567
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.17%) ±	1.41	12-1-2017	15,000,000	15,002,199
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.17%) ±	1.41	2-21-2018	10,000,000	10,000,790
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.17%) ±	1.41	11-30-2017	25,000,000	25,003,567
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.18%) ±	1.42	1-16-2018	13,000,000	13,002,762
Toronto Dominion Bank (1 Month LIBOR +0.20%) ±	1.44	8-10-2018	10,000,000	9,999,691
Toronto Dominion Bank (1 Month LIBOR +0.34%) ±	1.57	3-5-2018	10,000,000	10,008,419
Total Certificates of Deposit (Cost $428,610,235)				428,677,000

Commercial Paper : 49.83%
Asset-Backed Commercial Paper : 23.91%
Alpine Securitization Limited (1 Month LIBOR +0.25%) ±144A	1.49	4-10-2018	30,000,000	29,998,684
Anglesea Funding LLC 144A(z)	1.25	11-1-2017	6,000,000	6,000,000
Anglesea Funding LLC (1 Month LIBOR +0.18%) ±144A	1.42	5-25-2018	17,000,000	17,000,001
Antalis SA 144A(z)	1.37	11-7-2017	13,000,000	12,997,357
Antalis SA 144A(z)	1.38	12-22-2017	8,000,000	7,985,109
Antalis SA 144A(z)	1.38	12-19-2017	8,000,000	7,986,048
Barton Capital Corporation (1 Month LIBOR +0.24%) ±144A	1.48	12-20-2017	25,000,000	24,999,997
Bedford Row Funding Corporation (3 Month LIBOR +0.14%) ±144A	1.46	5-31-2018	16,000,000	16,009,610
Cancara Asset Security Limited (z)	1.33	12-22-2017	10,000,000	9,981,385
Cedar Spring Capital Company 144A(z)	1.27	11-17-2017	3,000,000	2,998,247
Chesham Finance Limited 144A(z)	1.23	11-1-2017	15,000,000	15,000,000
Chesham Finance Limited 144A(z)	1.23	11-1-2017	15,000,000	15,000,000
Chesham Finance Limited 144A(z)	1.51	12-18-2017	5,000,000	4,991,475
Concord Minutemen Capital Company 144A(z)	1.37	12-8-2017	5,000,000	4,993,391
Concord Minutemen Capital Company 144A(z)	1.47	1-22-2018	3,000,000	2,990,543
Crown Point Capital Company LLC (1 Month LIBOR +0.25%) ±144A	1.49	2-26-2018	20,000,000	19,999,997
Gotham Funding Corporation 144A(z)	1.34	12-6-2017	9,000,000	8,988,835
Gotham Funding Corporation 144A(z)	1.34	12-19-2017	11,000,000	10,980,743
Institutional Secured Funding LLC 144A(z)	1.29	11-1-2017	14,000,000	14,000,000
Institutional Secured Funding LLC 144A(z)	1.30	11-7-2017	7,000,000	6,998,577
Kells Funding LLC 144A(z)	1.41	2-5-2018	5,000,000	4,981,373
Lexington Parker Capital Company LLC 144A(z)	1.25	11-2-2017	4,000,000	3,999,865
Lexington Parker Capital Company LLC 144A(z)	1.37	11-22-2017	5,000,000	4,996,357
Lexington Parker Capital Company LLC 144A(z)	1.46	1-12-2018	25,000,000	24,930,050
Liberty Funding LLC 144A(z)	1.42	2-1-2018	4,000,000	3,985,628
LMA Americas LLC 144A(z)	1.17	11-2-2017	6,000,000	5,999,811
Matchpoint Finance plc (z)	1.20	11-1-2017	10,000,000	10,000,000
Mountcliff Funding LLC 144A(z)	1.23	11-1-2017	7,000,000	7,000,000
Mountcliff Funding LLC (1 Month LIBOR +0.23%) ±144A	1.47	3-28-2018	12,000,000	11,999,515
Nieuw Amsterdam Receivable 144A(z)	1.33	12-7-2017	10,000,000	9,987,110
Nieuw Amsterdam Receivable 144A(z)	1.37	1-4-2018	11,000,000	10,973,561
Old Line Funding LLC (1 Month LIBOR +0.21%) ±144A	1.45	8-6-2018	8,000,000	7,999,399

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Old Line Funding LLC (1 Month LIBOR +0.21%) ±144A	1.45%	8-23-2018	$7,000,000	$6,999,143
Versailles Commercial Paper LLC (1 Month LIBOR +0.18%) ±144A	1.42	4-26-2018	19,000,000	18,999,850
Victory Receivables 144A(z)	1.34	12-5-2017	8,000,000	7,990,329
White Plains Capital 144A(z)	1.61	1-5-2018	20,000,000	19,941,717
				400,683,707

Financial Company Commercial Paper : 22.76%
Australia & New Zealand Banking Group (1 Month LIBOR +0.17%) ±144A	1.41	8-14-2018	10,000,000	10,000,007
Banco de Credito e Inversiones (z)	1.33	11-1-2017	11,000,000	11,000,000
Banco de Credito e Inversiones (z)	1.34	11-8-2017	11,000,000	10,996,704
Bank of Nova Scotia (3 Month LIBOR +0.14%) ±144A	1.50	4-11-2018	11,000,000	11,005,922
Caisse Centrale Desjardins du Quebec 144A(z)	1.33	11-7-2017	15,000,000	14,997,053
Commonwealth Bank of Australia (1 Month LIBOR +0.16%) ±144A	1.40	7-30-2018	12,000,000	12,000,096
Commonwealth Bank of Australia (3 Month LIBOR +0.12%) ±144A	1.48	4-20-2018	6,000,000	6,003,889
Commonwealth Bank of Australia (3 Month LIBOR +0.13%) ±144A	1.49	4-13-2018	10,000,000	10,006,932
Commonwealth Bank of Australia (1 Month LIBOR +0.32%) ±144A	1.56	3-16-2018	6,000,000	6,005,243
Commonwealth Bank of Australia (1 Month LIBOR +0.34%) ±144A	1.58	3-1-2018	8,000,000	8,006,971
DBS Bank Limited 144A(z)	1.37	1-8-2018	10,000,000	9,974,821
DBS Bank Limited 144A(z)	1.40	1-25-2018	12,000,000	11,960,475
DBS Bank Limited (3 Month LIBOR +0.13%) ±144A	1.48	7-17-2018	10,000,000	10,005,915
Federation Des Caisses (z)	1.10	11-1-2017	25,000,000	25,000,000
JP Morgan Securities LLC (z)	1.41	12-8-2017	10,000,000	9,987,071
JP Morgan Securities LLC (z)	1.41	12-18-2017	12,000,000	11,980,135
Macquarie Bank Limited 144A(z)	1.30	11-2-2017	8,000,000	7,999,720
Macquarie Bank Limited 144A(z)	1.37	12-1-2017	6,000,000	5,993,390
Macquarie Bank Limited 144A(z)	1.37	11-21-2017	6,000,000	5,995,667
Macquarie Bank Limited 144A(z)	1.41	1-8-2018	9,000,000	8,976,132
National Australia Bank Limited (1 Month LIBOR +0.18%) ±144A	1.42	9-13-2018	14,000,000	13,998,673
National Australia Bank Limited (1 Month LIBOR +0.35%) ±144A	1.59	3-6-2018	17,000,000	17,015,123
Nederlandse Waterschapsbank NV (z)	1.27	11-13-2017	10,000,000	9,995,907
Ontario Teachers Finance Trust (1 Month LIBOR +0.14%) ±144A	1.37	4-3-2018	12,000,000	12,001,177
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.13%) ±144A	1.37	1-11-2018	12,000,000	12,002,702
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.17%) ±144A	1.41	2-12-2018	10,500,000	10,503,197
PSP Capital Incorporated (3 Month LIBOR +0.08%) ±144A	1.39	5-4-2018	25,000,000	25,012,464
PSP Capital Incorporated (3 Month LIBOR +0.08%) ±144A	1.40	5-30-2018	8,000,000	8,003,535
United Overseas Bank Limited 144A(z)	1.30	11-30-2017	10,000,000	9,990,172
United Overseas Bank Limited 144A(z)	1.37	1-8-2018	15,000,000	14,962,685
Westpac Banking Corporation (1 Month LIBOR +0.18%) ±144A	1.42	8-16-2018	4,000,000	3,999,207
Westpac Banking Corporation (3 Month LIBOR +0.13%) ±144A	1.49	4-13-2018	13,000,000	13,007,839
Westpac Banking Corporation (1 Month LIBOR +0.32%) ±144A	1.56	3-2-2018	13,000,000	13,010,076
Westpac Banking Corporation (1 Month LIBOR +0.32%) ±144A	1.56	3-15-2018	10,000,000	10,008,180
				381,407,080

Other Commercial Paper : 3.16%
China International Marine Containers Company Limited (z)	1.50	11-1-2017	20,000,000	20,000,000
Toyota Motor Credit (1 Month LIBOR +0.20%) ±	1.44	5-11-2018	13,000,000	13,004,394
Toyota Motor Credit (1 Month LIBOR +0.21%) ±	1.45	3-12-2018	16,000,000	16,008,872
Toyota Motor Credit (1 Month LIBOR +0.21%) ±	1.45	3-27-2018	4,000,000	4,002,264
				53,015,530

Total Commercial Paper (Cost $834,973,486)				835,106,317

Municipal Obligations : 18.69%
California : 2.21%
Other Municipal Debt : 0.78%
State of California (GO Revenue)	1.29	11-2-2017	5,000,000	5,000,034
State of California (GO Revenue)	1.30	11-2-2017	8,000,000	8,000,046
				13,000,080

2

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Note ø: 1.43%
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	1.23%	4-5-2019	$24,000,000	$24,000,000

Colorado : 3.82%
Variable Rate Demand Notes ø: 3.82%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	1.35	10-1-2033	9,000,000	9,000,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.25	5-1-2052	39,985,000	39,985,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	1.25	1-1-2027	15,000,000	15,000,000
				63,985,000

Connecticut : 0.59%
Variable Rate Demand Note ø: 0.59%
Tender Option Bond Trust Receipts/Certificates Student Loan Foundation Series TPG005 (Education Revenue, Bank of America NA LIQ) 144A	1.55	6-1-2034	9,840,000	9,840,000

Illinois : 0.42%
Variable Rate Demand Note ø: 0.42%
Illinois Housing Development Authority Series A-2 (Housing Revenue, HUD Insured, FHLB SPA)	1.27	7-1-2048	7,000,000	7,000,000

Louisiana : 0.24%
Variable Rate Demand Note ø: 0.24%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.28	2-1-2045	4,000,000	4,000,000

Nebraska : 0.80%
Variable Rate Demand Note ø: 0.80%
Nebraska Tender Option Bond Trust Receipts/Certificates Omaha Packaging Facilities Corporation Series SGT13 (Miscellaneous Revenue, Societe Generale LIQ) 144A	1.21	3-1-2033	13,395,000	13,395,000

New York : 3.22%
Variable Rate Demand Notes ø: 3.22%
New York HFA 33 Bond Street Series A (Housing Revenue, Manufacturers & Traders LOC)	1.23	11-1-2049	32,000,000	32,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	1.40	11-1-2049	10,000,000	10,000,000
New York HFA Taxable Variable 222-E 44TH Street HSG Series A (Housing Revenue, Bank of China LOC)	1.40	5-1-2050	10,000,000	10,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	1.59	12-1-2019	2,000,000	2,000,000
				54,000,000

Oregon : 0.06%
Variable Rate Demand Note ø: 0.06%
Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Bank of America NA LIQ) 144A	1.48	5-1-2035	1,000,000	1,000,000

Other : 4.24%
Variable Rate Demand Notes ø: 4.24%
Buffalo Peak Apartments LLC MFHR Series A (Housing Revenue, FHLB LOC)	1.25	12-1-2055	2,000,000	2,000,000

3

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue) 144A		1.25%	4-1-2047	$18,100,000	$18,100,000
Providence Health & Services Series 12-E (Health Revenue)		1.25	10-1-2042	35,585,000	35,585,000
SSAB AB Series A (Miscellaneous Revenue)		1.24	6-1-2035	6,000,000	6,000,000
Steadfast Crestvilla LLC Series A (Health Revenue)		1.25	2-1-2056	3,000,000	3,000,000
Steadfast Crestvilla LLC Series B (Health Revenue)		1.25	2-1-2056	2,000,000	2,000,000
Sunroad Centrum Apartments 5 Series B (Housing Revenue, FHLB LOC)		1.25	8-1-2056	4,400,000	4,400,000
					71,085,000

Pennsylvania : 0.95%
Variable Rate Demand Note ø: 0.95%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A		1.59	12-1-2019	16,000,000	16,000,000

Rhode Island : 0.71%
Variable Rate Demand Note ø: 0.71%
Providence RI St. Joseph Health Obligation Series 16G (Health Revenue, Bank of Tokyo-Mitsubishi LOC)		1.24	10-1-2047	12,000,000	12,000,000

Tennessee : 1.43%
Variable Rate Demand Notes ø: 1.43%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A		1.55	12-1-2024	14,000,000	14,000,000
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)		1.55	12-1-2024	10,000,000	10,000,000
					24,000,000

Total Municipal Obligations (Cost $313,305,000)					313,305,080

Other : 1.79%
JPMorgan Chase PUTTER/DRIVER Trust Series T0005 related to Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A øø§		1.26	1-2-2019	30,000,000	30,000,000

Total Other (Cost $30,000,000)					30,000,000

Other Instruments : 0.42%
Caisse Centrale Desjardins du Quebec (3 Month LIBOR +0.67%) 144A		2.04	1-29-2018	5,000,000	5,006,824
ROC III CA Crossings Chino Hills Series A §		1.25	1-1-2057	2,000,000	2,000,000
Total Other Instruments (Cost $7,007,125)					7,006,824

Repurchase Agreements : 4.59%
GX Clarke & Company, dated 10-31-2017, maturity value $77,002,567 ^^		1.20	11-1-2017	77,000,000	77,000,000

Total Short-Term Investments (Cost $77,000,000)					77,000,000

Total investments in securities (Cost $1,690,895,846)	100.90%				1,691,095,221
Other assets and liabilities, net\	(0.90)				(15,077,194)

Total net assets	100.00%				$1,676,018,027

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.

4

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
^^	Collateralized by U.S. government securities, 0.75% to 10.00%, 12-1-2017 to 1-1-2049, fair value including accrued interest is $79,300,015.

Abbreviations:
DRIVER	Derivative inverse tax-exempt receipts
FHLB	Federal Home Loan Bank
GO	General obligation
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
ROC	Reset option certificates
SPA	Standby purchase agreement

5

Wells Fargo Cash Investment Money Market Fund (the “Fund”)

Notes to Portfolio of investments –October 31, 2017 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$428,677,000	$0	$428,677,000
Commercial paper	0	835,106,317	0	835,106,317
Municipal obligations	0	313,305,080	0	313,305,080
Other	0	30,000,000	0	30,000,000
Other instruments	0	7,006,824	0	7,006,824
Repurchase agreements	0	77,000,000	0	77,000,000

Total assets	$0	$1,691,095,221	$0	$1,691,095,221

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt : 38.40%
FFCB (z)	0.97%	12-12-2017	$88,000,000	$87,903,787
FFCB	0.98	4-17-2018	50,000,000	49,947,157
FFCB (z)	1.01	12-5-2017	27,000,000	26,974,500
FFCB (3 Month LIBOR -0.34%) ±	1.02	1-11-2018	150,000,000	150,000,000
FFCB (z)	1.03	11-9-2017	25,000,000	24,994,333
FFCB (z)	1.07	12-6-2017	15,000,000	14,984,542
FFCB (z)	1.09	12-27-2017	25,000,000	24,958,000
FFCB (z)	1.10	2-20-2018	20,000,000	19,932,783
FFCB (3 Month LIBOR -0.21%) ±	1.11	8-15-2018	25,000,000	24,998,219
FFCB (z)	1.11	2-6-2018	20,000,000	19,940,722
FFCB (z)	1.11	2-8-2018	15,000,000	14,954,625
FFCB (1 Month LIBOR -0.13%) ±	1.11	8-15-2018	50,000,000	49,997,228
FFCB	1.11	2-20-2018	85,000,000	84,987,257
FFCB (z)	1.11	1-12-2018	25,000,000	24,945,000
FFCB (z)	1.11	2-12-2018	25,000,000	24,920,962
FFCB	1.13	1-16-2018	15,000,000	14,998,892
FFCB (z)	1.13	1-25-2018	15,000,000	14,960,333
FFCB (z)	1.14	3-12-2018	91,000,000	90,625,813
FFCB (1 Month LIBOR -0.10%) ±	1.14	7-19-2019	145,000,000	144,987,355
FFCB (1 Month LIBOR -0.09%) ±	1.15	8-19-2019	200,000,000	199,981,732
FFCB (3 Month LIBOR -0.20%) ±	1.15	1-9-2019	25,000,000	25,000,000
FFCB (1 Month LIBOR -0.08%) ±	1.16	6-10-2019	200,000,000	199,968,454
FFCB (1 Month LIBOR -0.08%) ±	1.16	10-25-2019	208,000,000	207,993,550
FFCB (3 Month LIBOR -0.15%) ±	1.16	11-14-2018	27,550,000	27,550,925
FFCB (3 Month LIBOR -0.20%) ±	1.16	4-16-2019	25,000,000	24,996,539
FFCB (1 Month LIBOR -0.08%) ±	1.16	6-5-2019	35,000,000	34,997,240
FFCB (z)	1.16	3-8-2018	50,000,000	49,796,094
FFCB (z)	1.17	3-19-2018	25,000,000	24,888,833
FFCB (z)	1.17	3-15-2018	5,000,000	4,978,401
FFCB (1 Month LIBOR -0.08%) ±	1.17	4-29-2019	100,000,000	99,993,912
FFCB (z)	1.17	1-10-2018	20,000,000	19,954,889
FFCB (3 Month LIBOR -0.13%) ±	1.18	9-12-2019	100,000,000	99,992,548
FFCB (3 Month LIBOR -0.13%) ±	1.18	8-14-2019	100,000,000	99,992,866
FFCB (3 Month LIBOR -0.13%) ±	1.19	8-1-2019	100,000,000	100,000,000
FFCB (z)	1.19	3-19-2018	125,000,000	124,434,583
FFCB (z)	1.19	3-7-2018	16,000,000	15,933,920
FFCB (z)	1.19	3-9-2018	70,000,000	69,706,311
FFCB (1 Month LIBOR -0.02%) ±	1.22	4-16-2018	68,000,000	67,999,478
FFCB (1 Month LIBOR -0.01%) ±	1.23	6-1-2018	25,000,000	24,999,395
FFCB (z)	1.23	4-5-2018	23,000,000	22,879,186
FFCB (1 Month LIBOR +0.00%) ±	1.24	7-10-2018	200,000,000	199,985,941
FFCB (1 Month LIBOR +0.02%) ±	1.25	10-3-2018	75,000,000	75,003,725
FFCB (1 Month LIBOR +0.01%) ±	1.25	11-27-2017	5,120,000	5,119,928
FFCB (z)	1.25	5-22-2018	25,000,000	24,826,056
FFCB (3 Month LIBOR -0.06%) ±	1.26	5-25-2018	50,000,000	49,998,927
FFCB (1 Month LIBOR +0.03%) ±	1.26	8-22-2018	250,000,000	249,991,538
FFCB (1 Month LIBOR +0.03%) ±	1.27	3-22-2018	21,115,000	21,120,443
FFCB (1 Month LIBOR +0.03%) ±	1.27	2-26-2018	137,735,000	137,685,194
FFCB (1 Month LIBOR +0.04%) ±	1.27	12-8-2017	35,000,000	34,998,750
FFCB (1 Month LIBOR +0.05%) ±	1.28	1-3-2019	50,000,000	50,000,000
FFCB (1 Month LIBOR +0.05%) ±	1.28	4-9-2018	9,505,000	9,504,819
FFCB (1 Month LIBOR +0.05%) ±	1.29	4-16-2018	7,830,000	7,832,462
FFCB (1 Month LIBOR +0.05%) ±	1.29	11-15-2018	250,000,000	249,994,775
FFCB (1 Month LIBOR +0.07%) ±	1.31	11-29-2018	100,000,000	99,994,579
FFCB (1 Month LIBOR +0.07%) ±	1.31	1-8-2019	125,000,000	125,000,000
FFCB (1 Month LIBOR +0.08%) ±	1.31	2-16-2018	150,000,000	149,999,114
FFCB (3 Month LIBOR -0.03%) ±	1.32	4-9-2018	25,000,000	25,002,905
FFCB (3 Month LIBOR -0.04%) ±	1.32	4-23-2018	100,000,000	100,009,792
FFCB (1 Month LIBOR +0.10%) ±	1.33	10-3-2018	249,000,000	248,986,952
FFCB (1 Month LIBOR +0.09%) ±	1.33	10-11-2018	375,000,000	374,981,551
FFCB (1 Month LIBOR +0.09%) ±	1.33	9-19-2018	300,000,000	299,992,007
FFCB (1 Month LIBOR +0.09%) ±	1.33	10-19-2018	150,000,000	150,000,000
FFCB (1 Month LIBOR +0.09%) ±	1.33	1-29-2018	150,000,000	149,994,776
FFCB (1 Month LIBOR +0.11%) ±	1.34	9-6-2018	175,000,000	175,000,000
FFCB (1 Month LIBOR +0.12%) ±	1.35	5-4-2018	250,000,000	249,996,257
FFCB (1 Month LIBOR +0.12%) ±	1.36	6-20-2018	150,000,000	150,000,000
FFCB (1 Month LIBOR +0.13%) ±	1.36	12-4-2017	100,000,000	100,000,000
FFCB (1 Month LIBOR +0.13%) ±	1.37	7-19-2018	165,000,000	165,199,441

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FFCB (3 Month LIBOR +0.05%) ±	1.37%	6-22-2018	$77,600,000	$77,735,565
FFCB (1 Month LIBOR +0.14%) ±	1.38	8-1-2018	69,000,000	69,002,634
FFCB (1 Month LIBOR +0.16%) ±	1.40	3-26-2018	20,220,000	20,229,874
FFCB (1 Month LIBOR +0.19%) ±	1.43	8-8-2018	40,000,000	40,015,532
FHLB	0.75	11-16-2017	72,050,000	72,046,151
FHLB	0.88	3-19-2018	110,000,000	109,938,961
FHLB	0.88	6-29-2018	136,225,000	135,806,908
FHLB (3 Month LIBOR -0.40%) ±	0.91	11-17-2017	285,000,000	284,982,735
FHLB (3 Month LIBOR -0.40%) ±	0.92	11-22-2017	250,000,000	249,983,755
FHLB (3 Month LIBOR -0.40%) ±	0.92	11-24-2017	250,000,000	250,000,000
FHLB (3 Month LIBOR -0.38%) ±	0.93	2-9-2018	200,000,000	200,000,000
FHLB (3 Month LIBOR -0.38%) ±	0.93	2-9-2018	100,000,000	100,001,356
FHLB (3 Month LIBOR -0.38%) ±	0.94	2-15-2018	150,000,000	149,998,775
FHLB (3 Month LIBOR -0.35%) ±	0.96	5-11-2018	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.35%) ±	0.96	5-14-2018	141,900,000	141,849,385
FHLB (3 Month LIBOR -0.35%) ±	0.97	5-15-2018	100,000,000	99,998,747
FHLB (3 Month LIBOR -0.35%) ±	0.97	5-15-2018	150,000,000	150,000,000
FHLB (z)	0.99	11-6-2017	20,000,000	19,997,278
FHLB (3 Month LIBOR -0.33%) ±	0.99	3-7-2018	100,000,000	100,000,000
FHLB	1.00	12-19-2017	166,500,000	166,523,801
FHLB (3 Month LIBOR -0.32%) ±	1.00	12-22-2017	250,000,000	250,000,000
FHLB (z)	1.01	12-4-2017	100,000,000	99,908,333
FHLB (z)	1.02	12-15-2017	100,000,000	99,875,089
FHLB (z)	1.04	12-18-2017	250,000,000	249,662,514
FHLB (z)	1.04	1-25-2018	75,000,000	74,817,604
FHLB (z)	1.04	11-15-2017	100,000,000	99,959,594
FHLB (3 Month LIBOR -0.27%) ±	1.04	11-3-2017	200,000,000	200,000,000
FHLB (z)	1.04	11-21-2017	250,000,000	249,855,555
FHLB (z)	1.04	12-19-2017	150,000,000	149,792,000
FHLB (z)	1.05	12-21-2017	275,000,000	274,601,563
FHLB (1 Month LIBOR -0.19%) ±	1.05	2-16-2018	322,000,000	322,000,000
FHLB (z)	1.05	12-22-2017	350,000,000	349,481,571
FHLB (z)	1.05	12-20-2017	244,000,000	243,652,781
FHLB (z)	1.05	11-1-2017	321,500,000	321,500,000
FHLB (z)	1.05	11-22-2017	150,000,000	149,908,212
FHLB (1 Month LIBOR -0.18%) ±	1.06	4-20-2018	300,000,000	300,000,000
FHLB (z)	1.06	11-10-2017	175,000,000	174,953,689
FHLB (1 Month LIBOR -0.17%) ±	1.07	1-10-2018	200,000,000	200,000,000
FHLB (z)	1.07	11-3-2017	200,000,000	199,988,122
FHLB (3 Month LIBOR -0.29%) ±	1.07	4-12-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.17%) ±	1.07	1-25-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.16%) ±	1.08	2-8-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.16%) ±	1.08	7-19-2018	200,000,000	200,000,000
FHLB (z)	1.08	11-8-2017	158,750,000	158,716,837
FHLB (z)	1.08	1-4-2018	150,000,000	149,713,333
FHLB (1 Month LIBOR -0.16%) ±	1.08	7-23-2018	250,000,000	250,000,000
FHLB (3 Month LIBOR -0.28%) ±	1.08	1-19-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.16%) ±	1.08	1-25-2018	200,000,000	200,000,000
FHLB (z)	1.08	11-16-2017	100,000,000	99,955,000
FHLB (z)	1.08	1-9-2018	100,000,000	99,793,000
FHLB (3 Month LIBOR -0.23%) ±	1.08	2-16-2018	75,000,000	75,000,000
FHLB (1 Month LIBOR -0.16%) ±	1.09	12-29-2017	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.15%) ±	1.09	1-19-2018	100,000,000	100,000,000
FHLB (z)	1.09	1-12-2018	400,000,000	399,129,200
FHLB (1 Month LIBOR -0.15%) ±	1.09	4-17-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.10	4-6-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.10	6-12-2018	150,000,000	150,019,775
FHLB (z)	1.10	11-9-2017	100,000,000	99,975,667
FHLB (z)	1.10	11-17-2017	150,000,000	149,927,000
FHLB (1 Month LIBOR -0.14%) ±	1.10	4-13-2018	200,000,000	199,989,045
FHLB (1 Month LIBOR -0.14%) ±	1.10	4-13-2018	125,000,000	125,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.10	10-16-2018	100,000,000	100,000,000
FHLB (z)	1.10	1-31-2018	100,000,000	99,723,208
FHLB (z)	1.10	11-27-2017	520,000,000	519,587,611
FHLB (1 Month LIBOR -0.14%) ±	1.10	7-6-2018	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.21%) ±	1.11	12-18-2017	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.21%) ±	1.11	2-28-2018	378,000,000	378,031,954
FHLB (3 Month LIBOR -0.21%) ±	1.11	12-22-2017	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.21%) ±	1.11	12-14-2017	150,000,000	150,000,000

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLB (3 Month LIBOR -0.20%) ±	1.12%	3-8-2018	$85,000,000	$85,026,988
FHLB (3 Month LIBOR -0.19%) ±	1.12	11-2-2018	91,400,000	91,367,071
FHLB (1 Month LIBOR -0.12%) ±	1.12	8-24-2018	100,000,000	100,000,000
FHLB (z)	1.12	1-26-2018	250,000,000	249,332,187
FHLB	1.13	12-8-2017	28,580,000	28,585,144
FHLB	1.13	4-25-2018	10,000,000	9,994,416
FHLB (3 Month LIBOR -0.20%) ±	1.13	6-20-2018	200,000,000	200,000,000
FHLB (z)	1.13	12-8-2017	50,000,000	49,942,342
FHLB (1 Month LIBOR -0.10%) ±	1.14	12-18-2018	154,000,000	154,001,191
FHLB (1 Month LIBOR -0.10%) ±	1.14	12-21-2018	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.19%) ±	1.14	6-28-2018	100,000,000	100,000,000
FHLB (z)	1.14	3-9-2018	200,000,000	199,192,888
FHLB (3 Month LIBOR -0.17%) ±	1.15	6-12-2018	250,000,000	249,992,302
FHLB (3 Month LIBOR -0.17%) ±	1.15	3-1-2018	220,000,000	220,006,111
FHLB (z)	1.15	3-14-2018	100,000,000	99,578,834
FHLB (1 Month LIBOR -0.09%) ±	1.15	11-8-2018	75,000,000	75,000,000
FHLB (1 Month LIBOR -0.09%) ±	1.15	11-28-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.09%) ±	1.15	1-14-2019	100,000,000	100,000,188
FHLB (3 Month LIBOR -0.16%) ±	1.15	11-8-2017	182,500,000	182,502,194
FHLB (1 Month LIBOR -0.08%) ±	1.15	2-4-2019	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.16%) ±	1.15	3-1-2018	100,000,000	100,016,961
FHLB (3 Month LIBOR -0.20%) ±	1.15	1-18-2019	300,000,000	300,015,377
FHLB (3 Month LIBOR -0.16%) ±	1.16	6-1-2018	70,000,000	70,000,000
FHLB (3 Month LIBOR -0.16%) ±	1.16	6-1-2018	335,000,000	334,999,000
FHLB (3 Month LIBOR -0.16%) ±	1.16	2-26-2018	300,000,000	300,042,186
FHLB (3 Month LIBOR -0.16%) ±	1.16	2-26-2018	128,500,000	128,519,178
FHLB (3 Month LIBOR -0.16%) ±	1.16	2-26-2018	50,000,000	50,000,000
FHLB (3 Month LIBOR -0.16%) ±	1.16	5-24-2019	12,000,000	12,003,010
FHLB (3 Month LIBOR -0.16%) ±	1.16	5-24-2019	200,000,000	200,044,175
FHLB (3 Month LIBOR -0.16%) ±	1.16	5-28-2019	400,000,000	400,103,875
FHLB (1 Month LIBOR -0.08%) ±	1.16	3-19-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.08%) ±	1.16	11-13-2018	75,000,000	75,000,000
FHLB (1 Month LIBOR -0.08%) ±	1.16	3-15-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.08%) ±	1.16	3-20-2019	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.21%) ±	1.16	10-26-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.07%) ±	1.17	11-22-2017	64,500,000	64,499,819
FHLB (3 Month LIBOR -0.14%) ±	1.17	2-8-2018	25,000,000	25,011,476
FHLB (z)	1.18	3-21-2018	50,000,000	49,771,528
FHLB (1 Month LIBOR -0.05%) ±	1.19	7-12-2018	200,000,000	200,035,741
FHLB (3 Month LIBOR -0.11%) ±	1.20	2-5-2018	30,000,000	30,000,000
FHLB (3 Month LIBOR -0.16%) ±	1.21	1-22-2019	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.16%) ±	1.21	1-24-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.03%) ±	1.21	3-8-2018	100,000,000	99,999,542
FHLB (3 Month LIBOR -0.09%) ±	1.22	11-10-2017	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.09%) ±	1.22	11-6-2017	14,400,000	14,399,991
FHLB (3 Month LIBOR -0.12%) ±	1.22	10-5-2018	50,000,000	49,999,213
FHLB (1 Month LIBOR -0.01%) ±	1.23	6-25-2018	70,000,000	69,982,101
FHLB (3 Month LIBOR -0.07%) ±	1.25	12-7-2017	100,000,000	100,000,000
FHLB	5.00	11-17-2017	72,935,000	73,064,620
FHLMC	0.75	1-12-2018	457,046,000	456,811,890
FHLMC	0.88	3-7-2018	16,585,000	16,566,987
FHLMC	0.95	11-24-2017	50,000,000	49,996,323
FHLMC	1.00	12-15-2017	205,900,000	205,918,553
FHLMC (z)	1.02	11-2-2017	70,000,000	69,998,026
FHLMC (z)	1.04	11-10-2017	50,000,000	49,987,050
FHLMC (z)	1.04	12-18-2017	103,600,000	103,459,334
FHLMC (z)	1.05	12-13-2017	100,000,000	99,878,084
FHLMC (z)	1.08	11-3-2017	300,000,000	299,982,000
FHLMC (z)	1.08	2-5-2018	100,000,000	99,712,000
FHLMC (z)	1.11	12-6-2017	40,000,000	39,957,222
FHLMC (z)	1.14	3-12-2018	300,000,000	298,766,418
FHLMC (z)	1.15	12-26-2017	150,000,000	149,738,750
FHLMC (z)	1.17	3-16-2018	50,000,000	49,782,500
FHLMC (3 Month LIBOR -0.08%) ±	1.25	12-21-2017	50,000,000	50,000,000
FHLMC (3 Month LIBOR -0.03%) ±	1.32	1-8-2018	150,000,000	150,000,000
FHLMC	4.88	6-13-2018	12,900,000	13,183,360
FHLMC	5.13	11-17-2017	26,526,000	26,573,888
FHMLC	0.75	4-9-2018	200,000,000	199,570,400

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FNMA	0.88%	12-20-2017	$326,918,000	$326,888,398
FNMA	0.88	2-8-2018	118,793,000	118,693,838
FNMA	0.88	3-28-2018	8,500,000	8,488,212
FNMA	0.88	5-21-2018	112,294,000	112,055,292
FNMA (z)	1.05	1-2-2018	100,000,000	99,819,167
FNMA (3 Month LIBOR -0.05%) ±	1.28	3-21-2018	150,000,000	150,002,360
FNMA (3 Month LIBOR -0.03%) ±	1.33	1-11-2018	175,000,000	175,000,000
Overseas Private Investment Corporation ±±§	1.12	8-15-2019	16,000,000	16,000,000
Overseas Private Investment Corporation ±±§	1.12	11-15-2022	21,700,000	21,700,000
Overseas Private Investment Corporation ±±§	1.12	11-15-2023	10,000,000	10,000,000
Overseas Private Investment Corporation ±±§	1.12	6-28-2028	36,096,000	36,096,000
Overseas Private Investment Corporation ±±§	1.12	10-15-2033	14,965,000	14,965,000
Overseas Private Investment Corporation ±±§	1.12	10-15-2039	15,000,000	15,000,000
Overseas Private Investment Corporation ±±§	1.12	7-7-2040	37,100,000	37,100,000
Overseas Private Investment Corporation ±±§	1.15	12-15-2019	24,948,000	24,948,000
Overseas Private Investment Corporation ±±§	1.15	7-9-2026	82,193,125	82,193,125
Overseas Private Investment Corporation ±±§	1.15	1-15-2030	18,490,566	18,490,566
Overseas Private Investment Corporation ±±§	1.15	9-2-2031	27,315,000	27,315,000
Overseas Private Investment Corporation ±±§	1.15	9-30-2031	11,866,880	11,866,880
Overseas Private Investment Corporation ±±§	1.15	5-15-2033	5,299,916	5,299,916
Overseas Private Investment Corporation ±±§	1.15	1-15-2040	12,000,000	12,000,000
Overseas Private Investment Corporation ±±§	1.15	7-15-2040	9,900,000	9,900,000
Overseas Private Investment Corporation ±±§	1.16	10-15-2032	24,769,231	24,769,231
Overseas Private Investment Corporation ±±§	1.16	6-15-2034	19,914,530	19,914,530
Overseas Private Investment Corporation ±±§	1.19	1-20-2035	22,400,000	22,400,000
Overseas Private Investment Corporation ±±§	1.19	4-20-2035	17,500,000	17,500,000
Overseas Private Investment Corporation Series 1 ±±§	1.15	9-30-2031	4,672,000	4,672,000
Overseas Private Investment Corporation Series 1 ±±§	1.19	8-15-2026	16,919,690	16,919,690
Overseas Private Investment Corporation Series 2 ±±§	1.12	10-10-2025	7,483,770	7,483,770
Overseas Private Investment Corporation Series 2 ±±§	1.15	9-30-2031	10,932,480	10,932,480
Overseas Private Investment Corporation Series 3 ±±§	1.12	10-10-2025	9,728,901	9,728,901
Overseas Private Investment Corporation Series 3 ±±§	1.15	7-15-2026	6,096,420	6,096,420
Overseas Private Investment Corporation Series 4 ±±§	1.15	9-30-2031	6,353,920	6,353,920
Overseas Private Investment Corporation Series 4 ±±§	1.16	11-15-2033	26,393,163	26,393,163
Overseas Private Investment Corporation Series 5 ±±§	1.15	9-30-2031	6,540,800	6,540,800
Overseas Private Investment Corporation Series 6 ±±§	1.15	9-30-2031	6,540,800	6,540,800
Overseas Private Investment Corporation Series 7 ±±§	1.15	9-30-2031	3,737,600	3,737,600
Overseas Private Investment Corporation Series 8 ±±§	1.15	9-30-2031	14,016,000	14,016,000
Overseas Private Investment Corporation Series 9 ±±§	1.15	9-30-2031	4,391,680	4,391,680
Overseas Private Investment Corporation Series 9 ±±§	1.16	5-15-2030	28,356,000	28,356,000
Total Government Agency Debt (Cost $27,731,381,183)				27,731,381,183

Repurchase Agreements ^^: 49.32%
Bank of America Corporation, dated 10-31-2017, maturity value $1,500,044,583 (1)	1.07	11-1-2017	1,500,000,000	1,500,000,000
Bank of Montreal, dated 10-31-2017, maturity value $50,001,458 (2)	1.05	11-1-2017	50,000,000	50,000,000
Bank of Nova Scotia, dated 10-31-2017, maturity value $1,000,029,444 (3)	1.06	11-1-2017	1,000,000,000	1,000,000,000
Bank of Nova Scotia, dated 10-31-2017, maturity value $1,350,039,375 (4)	1.05	11-1-2017	1,350,000,000	1,350,000,000
Barclays Capital Incorporated, dated 10-26-2017, maturity value $500,102,083 (5)	1.05	11-2-2017	500,000,000	500,000,000
BNP Paribas Securities Corporation, dated 10-30-2017, maturity value $150,136,917 (6)	1.06	11-30-2017	150,000,000	150,000,000
BNP Paribas Securities Corporation, dated 10-31-2017, maturity value $1,640,047,834 (7)	1.05	11-1-2017	1,640,000,000	1,640,000,000
BNP Paribas Securities Corporation, dated 10-31-2017, maturity value $200,005,889 (8)	1.06	11-1-2017	200,000,000	200,000,000
BNP Paribas Securities Corporation, dated 9-07-2017, maturity value $601,235,333 (9)	1.09	11-14-2017	600,000,000	600,000,000
BNP Paribas Securities Corporation, dated 9-12-2017, maturity value $350,962,500 (10)	1.10	12-11-2017	350,000,000	350,000,000

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^: (continued)
BNP Paribas Securities Corporation, dated 9-13-2017, maturity value $300,825,000 (11)	1.10%	12-12-2017	$300,000,000	$300,000,000
BNP Paribas Securities Corporation, dated 9-14-2017, maturity value $300,825,000 (12)	1.10	12-13-2017	300,000,000	300,000,000
Citibank NA, dated 10-26-2017, maturity value $250,051,042 (13)	1.05	11-2-2017	250,000,000	250,000,000
Citibank NA, dated 10-31-2017, maturity value $250,007,431 (14)	1.07	11-1-2017	250,000,000	250,000,000
Citigroup GlobalMarkets Incorporated, dated 10-31-2017, maturity value $250,052,014 (15)	1.07	11-7-2017	250,000,000	250,000,000
Citigroup GlobalMarkets Incorporated, dated 10-31-2017, maturity value $500,014,861 (16)	1.07	11-1-2017	500,000,000	500,000,000
Credit Agricole SA, dated 10-26-2017, maturity value $150,061,833 (17)	1.06	11-9-2017	150,000,000	150,000,000
Credit Agricole SA, dated 10-27-2017, maturity value $400,081,667 (18)	1.05	11-3-2017	400,000,000	400,000,000
Credit Agricole SA, dated 10-27-2017, maturity value $400,114,444 (19)	1.03	11-6-2017	400,000,000	400,000,000
Credit Agricole SA, dated 10-31-2017, maturity value $1,250,036,458 (20)	1.05	11-1-2017	1,250,000,000	1,250,000,000
Credit Agricole SA, dated 10-31-2017, maturity value $500,103,056 (21)	1.06	11-7-2017	500,000,000	500,000,000
Credit Agricole SA, dated 10-31-2017, maturity value $750,022,083 (22)	1.06	11-1-2017	750,000,000	750,000,000
Deutsche Bank Securities, dated 10-31-2017, maturity value $1,855,054,104 (23)	1.05	11-1-2017	1,855,000,000	1,855,000,000
Deutsche Bank Securities, dated 10-31-2017, maturity value $500,014,861 (24)	1.07	11-1-2017	500,000,000	500,000,000
Federal Reserve Bank of New York, dated 10-31-2017, maturity value $4,900,136,111 (25)	1.00	11-1-2017	4,900,000,000	4,900,000,000
Goldman Sachs & Company, dated 10-31-2017, maturity value $300,008,583 (26)	1.03	11-1-2017	300,000,000	300,000,000
ING Financial Markets LLC, dated 10-16-2017, maturity value $275,283,403 (27)	1.06	11-20-2017	275,000,000	275,000,000
ING Financial Markets LLC, dated 10-24-2017, maturity value $450,472,500 (28)	1.08	11-28-2017	450,000,000	450,000,000
ING Financial Markets LLC, dated 10-25-2017, maturity value $100,020,222 (29)	1.04	11-1-2017	100,000,000	100,000,000
ING Financial Markets LLC, dated 10-25-2017, maturity value $175,173,250 (30)	1.08	11-20-2017	175,000,000	175,000,000
ING Financial Markets LLC, dated 10-25-2017, maturity value $175,183,750 (31)	1.08	11-29-2017	175,000,000	175,000,000
ING Financial Markets LLC, dated 10-26-2017, maturity value $1,060,220,539 (32)	1.07	11-2-2017	1,060,000,000	1,060,000,000
ING Financial Markets LLC, dated 10-27-2017, maturity value $400,082,444 (33)	1.06	11-3-2017	400,000,000	400,000,000
ING Financial Markets LLC, dated 10-31-2017, maturity value $2,900,085,389 (34)	1.06	11-1-2017	2,900,000,000	2,900,000,000
ING Financial Markets LLC, dated 9-29-2017, maturity value $150,171,000 (35)	1.08	11-6-2017	150,000,000	150,000,000
JPMorgan Securities, dated 10-31-2017, maturity value $250,007,431 (36)	1.07	11-1-2017	250,000,000	250,000,000
JPMorgan Securities, dated 10-31-2017, maturity value $500,014,306 (37)	1.03	11-1-2017	500,000,000	500,000,000
JPMorgan Securities, dated 10-31-2017, maturity value $800,023,555 (38)	1.06	11-1-2017	800,000,000	800,000,000
Merrill Pierce Fenner Smith Incorporated, dated 10-31-2017, maturity value $100,002,972 (39)	1.07	11-1-2017	100,000,000	100,000,000
MetLife Incorporated, dated 10-31-2017, maturity value $125,003,828 (40)	1.08	11-1-2017	125,000,078	125,000,078
Mizuho Bank, dated 10-31-2017, maturity value $250,007,361 (41)	1.06	11-1-2017	250,000,000	250,000,000
Nomura Securities International Incorporated, dated 10-26-2017, maturity value $800,163,333 (42)	1.05	11-2-2017	800,000,000	800,000,000
Nomura Securities International Incorporated, dated 10-31-2017, maturity value $500,103,056 (43)	1.06	11-7-2017	500,000,000	500,000,000
Prudential Insurance Company of America, dated 10-31-2017, maturity value $664,691,375 (44)	1.09	11-1-2017	664,671,250	664,671,250
RBC Capital Markets, dated 10-04-2017, maturity value $300,542,500 (45) (45) §	1.05	12-5-2017	300,000,000	300,000,000

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^: (continued)
RBC Capital Markets, dated 10-12-2017, maturity value $601,695,000 (46) §	1.13%	1-10-2018	$600,000,000	$600,000,000
RBC Capital Markets, dated 10-26-2017, maturity value $100,020,222 (47)	1.04	11-2-2017	100,000,000	100,000,000
RBC Capital Markets, dated 10-31-2017, maturity value $750,021,875 (48)	1.05	11-1-2017	750,000,000	750,000,000
RBC Capital Markets, dated 8-23-2017, maturity value $300,825,000 (49) §	1.10	11-21-2017	300,000,000	300,000,000
RBC Capital Markets, dated 8-25-2017, maturity value $250,679,861 (50) §	1.10	11-22-2017	250,000,000	250,000,000
RBC Capital Markets, dated 9-01-2017, maturity value $250,688,819 (51) §	1.09	12-1-2017	250,000,000	250,000,000
RBC Capital Markets, dated 9-07-2017, maturity value $300,586,250 (52) §	1.05	11-13-2017	300,000,000	300,000,000
RBC Capital Markets, dated 9-27-2017, maturity value $250,650,972 (53) §	1.09	12-22-2017	250,000,000	250,000,000
RBC Capital Markets, dated 9-28-2017, maturity value $250,687,500 (54) §	1.10	12-27-2017	250,000,000	250,000,000
Societe Generale, dated 10-04-2017, maturity value $250,453,264 (55) §	1.07	12-4-2017	250,000,000	250,000,000
Societe Generale, dated 10-11-2017, maturity value $550,577,500 (56) §	1.05	11-16-2017	550,000,000	550,000,000
Societe Generale, dated 10-31-2017, maturity value $100,003,000 (57)	1.08	11-1-2017	100,000,000	100,000,000
TD Securities, dated 10-31-2017, maturity value $1,500,044,167 (58)	1.06	11-1-2017	1,500,000,000	1,500,000,000
Total Repurchase Agreements (Cost $35,619,671,328)				35,619,671,328

Treasury Debt : 13.14%
Cash Management Bill (z)	1.05	1-2-2018	100,000,000	99,819,167
U.S. Treasury Bill (z)	1.03	11-9-2017	50,000,000	49,988,556
U.S. Treasury Bill (z)	1.05	12-28-2017	400,000,000	399,334,881
U.S. Treasury Bill (z)	1.06	11-24-2017	50,000,000	49,966,458
U.S. Treasury Bill (z)	1.09	1-11-2018	400,000,000	399,144,056
U.S. Treasury Bill (z)	1.13	3-8-2018	110,000,000	109,564,849
U.S. Treasury Bill (z)	1.14	2-8-2018	100,000,000	99,687,738
U.S. Treasury Bill (z)	1.25	4-19-2018	350,000,000	347,963,667
U.S. Treasury Bill (z)%%	1.25	5-3-2018	1,050,000,000	1,043,319,083
U.S. Treasury Bill (z)##	1.25	4-26-2018	1,480,000,000	1,470,985,108
U.S. Treasury Note	0.63	11-30-2017	450,000,000	449,849,744
U.S. Treasury Note	0.63	4-30-2018	220,000,000	219,344,983
U.S. Treasury Note	0.75	12-31-2017	148,354,000	148,268,838
U.S. Treasury Note	0.75	4-15-2018	100,000,000	99,788,466
U.S. Treasury Note	0.75	4-30-2018	320,000,000	319,223,845
U.S. Treasury Note	0.88	1-15-2018	45,000,000	44,990,516
U.S. Treasury Note	0.88	1-31-2018	100,000,000	99,940,807
U.S. Treasury Note	0.88	3-31-2018	40,000,000	39,951,850
U.S. Treasury Note	0.88	5-31-2018	50,000,000	49,888,353
U.S. Treasury Note	1.00	12-15-2017	80,000,000	80,016,669
U.S. Treasury Note	1.00	12-31-2017	200,000,000	199,951,712
U.S. Treasury Note	1.00	5-15-2018	120,000,000	119,843,475
U.S. Treasury Note	1.00	5-31-2018	330,000,000	329,489,883
U.S. Treasury Note	2.25	11-30-2017	1,290,000,000	1,291,255,077
U.S. Treasury Note	2.38	5-31-2018	300,000,000	301,911,577
U.S. Treasury Note	2.63	1-31-2018	190,000,000	190,697,676
U.S. Treasury Note	2.63	4-30-2018	260,000,000	261,815,463
U.S. Treasury Note	2.75	12-31-2017	120,000,000	120,312,015
U.S. Treasury Note	2.75	2-28-2018	90,000,000	90,449,356
U.S. Treasury Note	3.50	2-15-2018	170,000,000	171,120,294
U.S. Treasury Note	3.88	5-15-2018	125,000,000	126,770,271
U.S. Treasury Note	4.25	11-15-2017	665,000,000	665,832,750
Total Treasury Debt (Cost $9,490,487,183)				9,490,487,183

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Total investments in securities (Cost $72,841,539,694)	100.86%	$72,841,539,694
Other assets and liabilities, net	(0.86)	(617,789,524)

Total net assets	100.00%	$72,223,750,170

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
§	The security is subject to a demand feature which reduces the effective maturity.

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Government Money Market Fund

^^ Collateralized by:
(1) U.S. government securities, 3.50% to 4.00%, 5-20-2044 to 9-20-2045, fair value including accrued interest is $1,545,000,000.
(2) U.S. government securities, 3.50% to 6.00%, 3-1-2032 to 10-1-2047, fair value including accrued interest is $51,500,000.
(3) U.S. government securities, 2.25% to 6.50%, 4-1-2026 to 9-1-2047, fair value including accrued interest is $1,030,000,000.
(4) U.S. government securities, 0.00% to 8.75%, 11-9-2017 to 2-15-2046, fair value including accrued interest is $1,377,000,046.
(5) U.S. government securities, 3.50% to 4.00%, 5-1-2047 to 9-1-2047, fair value including accrued interest is $515,000,000.
(6) U.S. government securities, 1.00% to 3.00%, 10-15-2019 to 11-15-2045, fair value including accrued interest is $153,000,040.
(7) U.S. government securities, 0.00% to 8.88%, 11-9-2017 to 2-15-2047, fair value including accrued interest is $1,672,800,013.
(8) U.S. government securities, 0.00% to 7.00%, 10-31-2018 to 10-1-2047, fair value including accrued interest is $204,897,533.
(9) U.S. government securities, 0.00% to 7.00%, 11-30-2017 to 10-1-2047, fair value including accrued interest is $615,247,433.
(10) U.S. government securities, 0.00% to 9.13%, 11-1-2018 to 7-1-2047, fair value including accrued interest is $360,117,477.
(11) U.S. government securities, 0.00% to 5.00%, 11-2-2017 to 10-1-2047, fair value including accrued interest is $308,067,514.
(12) U.S. government securities, 0.00% to 7.00%, 10-11-2018 to 11-1-2047, fair value including accrued interest is $308,392,755.
(13) U.S. government securities, 0.13% to 2.50%, 4-15-2018 to 1-15-2029, fair value including accrued interest is $255,000,016.
(14) U.S. government securities, 0.13% to 1.63%, 4-15-2018 to 11-30-2020, fair value including accrued interest is $255,000,069.
(15) U.S. government securities, 0.75% to 8.00%, 4-1-2018 to 5-1-2037, fair value including accrued interest is $255,147,419.
(16) U.S. government securities, 0.00% to 5.38%, 3-31-2018 to 4-1-2056, fair value including accrued interest is $510,204,143.
(17) U.S. government securities, 0.25% to 1.00%, 11-30-2019 to 1-15-2025, fair value including accrued interest is $153,000,010.
(18) U.S. government securities, 0.63% to 3.88%, 2-28-2018 to 8-15-2040, fair value including accrued interest is $408,000,054.
(19) U.S. government securities, 1.38% to 3.50%, 2-15-2020 to 2-15-2041, fair value including accrued interest is $408,000,039.
(20) U.S. government securities, 1.38% to 2.00%, 9-30-2023 to 11-15-2026, fair value including accrued interest is $1,275,000,001.
(21) U.S. government securities, 0.00% to 4.25%, 1-4-2018 to 11-15-2040, fair value including accrued interest is $510,000,039.
(22) U.S. government securities, 1.00% to 4.50%, 12-15-2017 to 11-1-2047, fair value including accrued interest is $770,807,262.
(23) U.S. government securities, 0.00% to 6.50%, 11-15-2017 to 2-15-2047, fair value including accrued interest is $1,892,100,133.
(24) U.S. government securities, 1.63% to 7.00%, 11-1-2020 to 4-1-2053, fair value including accrued interest is $512,741,348.
(25) U.S. government securities, 1.25% to 6.25%, 3-31-2021 to 8-15-2023, fair value including accrued interest is $4,900,136,205.
(26) U.S. government securities, 0.13% to 6.00%, 1-1-2019 to 3-15-2052, fair value including accrued interest is $306,791,095.
(27) U.S. government securities, 1.05% to 2.13%, 7-28-2018 to 4-24-2026, fair value including accrued interest is $280,500,005.
(28) U.S. government securities, 2.97% to 5.50%, 6-1-2026 to 9-1-2047, fair value including accrued interest is $463,500,000.
(29) U.S. government securities, 3.50%, 8-1-2046 to 6-1-2047, fair value including accrued interest is $103,000,001.
(30) U.S. government securities, 2.28% to 4.00%, 10-1-2023 to 7-1-2047, fair value including accrued interest is $180,250,000.
(31) U.S. government securities, 1.38% to 1.63%, 11-27-2018 to 10-28-2020, fair value including accrued interest is $178,500,772.
(32) U.S. government securities, 0.75% to 5.00%, 4-18-2018 to 6-1-2047, fair value including accrued interest is $1,091,712,152.
(33) U.S. government securities, 2.89% to 4.00%, 12-1-2040 to 7-1-2047, fair value including accrued interest is $412,000,000.
(34) U.S. government securities, 1.50% to 3.75%, 11-15-2018 to 2-15-2027, fair value including accrued interest is $2,959,183,673.
(35) U.S. government securities, 1.63% to 4.50%, 10-15-2020 to 6-1-2047, fair value including accrued interest is $154,448,687.
(36) U.S. government securities, 4.00%, 8-1-2047 to 10-1-2047, fair value including accrued interest is $257,502,035.
(37) U.S. government securities, 0.88% to 2.88%, 11-15-2017 to 8-15-2025, fair value including accrued interest is $510,004,418.
(38) U.S. government securities, 0.00% to 9.38%, 11-15-2017 to 5-15-2047, fair value including accrued interest is $816,006,573.
(39) U.S. government securities, 4.00% to 4.50%, 4-20-2044 to 10-20-2044, fair value including accrued interest is $103,000,000.
(40) U.S. government securities, 1.00%, 8-15-2018, fair value including accrued interest is $127,298,688.
(41) U.S. government securities, 2.00% to 7.50%, 1-1-2026 to 3-20-2047, fair value including accrued interest is $257,500,000.

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

(42) U.S. government securities, 0.00% to 8.75%, 11-15-2017 to 2-15-2047, fair value including accrued interest is $816,000,051.
(43) U.S. government securities, 0.00% to 7.13%, 11-15-2017 to 11-15-2026, fair value including accrued interest is $510,000,072.
(44) U.S. government securities, 0.00% to 3.00%, 5-15-2018 to 5-15-2045, fair value including accrued interest is $677,964,675.
(45) U.S. government securities, 1.13% to 4.88%, 9-30-2021 to 11-1-2047, fair value including accrued interest is $308,999,999.
(46) U.S. government securities, 1.13% to 4.50%, 9-30-2021 to 9-1-2047, fair value including accrued interest is $618,000,000.
(47) U.S. government securities, 1.38%, 5-31-2020 to 5-31-2021, fair value including accrued interest is $102,000,014.
(48) U.S. government securities, 0.13% to 6.50%, 4-1-2018 to 10-1-2047, fair value including accrued interest is $772,499,989.
(49) U.S. government securities, 0.00% to 8.50%, 6-30-2018 to 2-15-2044, fair value including accrued interest is $306,000,035.
(50) U.S. government securities, 0.00% to 9.00%, 11-15-2017 to 11-15-2045, fair value including accrued interest is $255,000,007.
(51) U.S. government securities, 0.63% to 2.75%, 12-31-2018 to 1-15-2026, fair value including accrued interest is $255,000,020.
(52) U.S. government securities, 0.13% to 7.00%, 4-15-2019 to 9-15-2058, fair value including accrued interest is $308,401,343.
(53) U.S. government securities, 0.00% to 6.50%, 11-2-2017 to 11-1-2047, fair value including accrued interest is $257,401,217.
(54) U.S. government securities, 1.13% to 4.50%, 9-30-2021 to 9-1-2047, fair value including accrued interest is $257,496,273.
(55) U.S. government securities, 0.00% to 8.00%, 1-25-2018 to 1-15-2025, fair value including accrued interest is $255,000,050.
(56) U.S. government securities, 0.00% to 2.75%, 1-31-2018 to 7-15-2026, fair value including accrued interest is $561,000,053.
(57) U.S. government securities, 0.00% to 4.38%, 4-12-2018 to 8-15-2042, fair value including accrued interest is $102,000,013.
(58) U.S. government securities, 2.50% to 6.00%, 11-1-2025 to 10-20-2047, fair value including accrued interest is $1,545,000,000.

%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
LLC	Limited liability company

Wells Fargo Government Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other Significant Observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Government agency debt	$0	$27,731,381,183	$0	$27,731,381,183
Repurchase agreements	0	35,619,671,328	0	35,619,671,328
Treasury debt	0	9,490,487,183	0	9,490,487,183

Total assets	$0	$72,841,539,694	$0	$72,841,539,694

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Heritage Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 23.75%
Abbey National Treasury Services (1 Month LIBOR +0.18%) ±	1.42%	12-15-2017	$30,000,000	$30,007,469
Bank of Montreal	1.33	11-13-2017	40,000,000	40,000,586
Bank of Nova Scotia (1 Month LIBOR +0.15%) ±	1.39	3-20-2018	30,000,000	30,002,618
Chiba Bank Limited	1.40	12-22-2017	22,000,000	22,001,295
China Construction Bank Corporation (1 Month LIBOR +0.25%) ±	1.49	7-20-2018	63,000,000	63,012,245
Citibank (New York) (1 Month LIBOR +0.10%) ±	1.33	1-3-2018	23,000,000	23,003,896
Credit Suisse (New York) (1 Month LIBOR +0.23%) ±	1.47	11-7-2017	28,000,000	28,001,432
Dexia Credit Local SA (1 Month LIBOR +0.38%) ±	1.62	12-7-2017	61,000,000	61,025,427
HSBC Bank plc	1.11	11-1-2017	148,000,000	148,000,000
HSBC Bank plc (3 Month LIBOR +0.59%) ±	1.90	11-17-2017	41,235,000	41,248,296
HSBC Bank plc (1 Month LIBOR +0.20%) ±	1.44	8-9-2018	15,000,000	15,002,577
HSBC Bank plc (3 Month LIBOR +0.15%) ±	1.46	5-11-2018	32,000,000	32,025,992
KBC Bank	0.00	1-4-2018	28,500,000	28,423,891
KBC Bank	1.45	12-29-2017	37,000,000	36,999,402
Mitsubishi Trust & Bank (1 Month LIBOR +0.19%) ±	1.43	11-30-2017	50,000,000	50,009,549
Mitsubishi Trust & Bank (1 Month LIBOR +0.20%) ±	1.44	4-26-2018	20,000,000	19,998,418
Mitsubishi UFJ Trust & Banking Corporation (1 Month LIBOR +0.20%) ±	1.44	4-13-2018	38,000,000	37,998,372
Mizuho Bank Limited (1 Month LIBOR +0.20%) ±	1.44	4-10-2018	55,000,000	55,000,442
Mizuho Bank Limited (1 Month LIBOR +0.23%) ±	1.47	11-8-2017	30,000,000	30,001,779
National Bank of Kuwait	1.10	11-1-2017	165,500,000	165,500,000
NBAD Americas NV	1.10	11-1-2017	92,000,000	92,000,000
Norinchukin Bank (1 Month LIBOR +0.18%) ±	1.42	1-11-2018	55,000,000	55,017,799
Oversea-Chinese Banking Corporation	1.30	11-7-2017	21,000,000	21,000,260
Oversea-Chinese Banking Corporation	1.37	1-8-2018	39,000,000	39,002,765
Royal Bank of Canada (1 Month LIBOR +0.18%) ±	1.42	7-10-2018	25,000,000	24,995,840
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.17%) ±	1.41	12-1-2017	58,000,000	58,008,505
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.17%) ±	1.41	2-21-2018	36,000,000	36,002,844
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.17%) ±	1.41	11-30-2017	50,000,000	50,007,135
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.18%) ±	1.42	1-16-2018	33,000,000	33,007,012
Swedbank	1.15	11-7-2017	25,000,000	24,999,875
Toronto Dominion Bank (1 Month LIBOR +0.20%) ±	1.44	8-10-2018	33,000,000	32,998,981
Toronto Dominion Bank (1 Month LIBOR +0.34%) ±	1.57	3-5-2018	30,000,000	30,025,257
Total Certificates of Deposit (Cost $1,454,169,861)				1,454,329,959

Commercial Paper : 60.91%
Asset-Backed Commercial Paper : 30.34%
Albion Capital Corporation (z)	1.28	11-27-2017	27,000,000	26,976,288
Alpine Securitization Limited (1 Month LIBOR +0.25%) ±144A	1.49	4-10-2018	81,000,000	80,996,446
Anglesea Funding LLC (z)	1.25	11-1-2017	32,200,000	32,200,000
Anglesea Funding LLC (1 Month LIBOR +0.18%) ±144A	1.42	5-25-2018	38,000,000	38,000,002
Antalis SA (z)	1.37	11-7-2017	20,000,000	19,995,933
Antalis SA 144A(z)	1.38	12-22-2017	26,000,000	25,951,602
Antalis SA 144A(z)	1.38	12-19-2017	30,000,000	29,947,680
Barton Capital Corporation (1 Month LIBOR +0.24%) ±144A	1.48	12-22-2017	50,000,000	49,999,993
Baylor Scott and White Health (z)	1.33	11-20-2017	25,000,000	24,985,315
Bedford Row Funding Corporation (3 Month LIBOR +0.14%) ±144A	1.46	5-31-2018	44,000,000	44,026,427
Bedford Row Funding Corporation (1 Month LIBOR +0.44%) ±144A	1.68	2-16-2018	13,000,000	13,013,359
Cancara Asset Security Limited (z)	1.33	12-22-2017	38,000,000	37,929,263
Cedar Spring Capital Company (z)	1.27	11-17-2017	9,304,000	9,298,562
Chesham Finance Limited (z)	1.23	11-1-2017	46,000,000	46,000,000
Chesham Finance Limited (z)	1.23	11-1-2017	55,000,000	55,000,000
Chesham Finance Limited (z)	1.23	11-1-2017	60,000,000	60,000,000
Concord Minutemen Capital Company 144A(z)	1.37	12-8-2017	28,000,000	27,962,992
Concord Minutemen Capital Company 144A(z)	1.47	1-22-2018	40,000,000	39,873,902
Crown Point Capital Company LLC (1 Month LIBOR +0.25%) ±144A	1.49	2-26-2018	45,000,000	44,999,994
Gotham Funding Corporation 144A(z)	1.34	12-6-2017	30,000,000	29,962,783
Gotham Funding Corporation 144A(z)	1.34	12-19-2017	33,000,000	32,942,228
Institutional Secured Funding LLC (z)	1.29	11-1-2017	90,000,000	90,000,000
Institutional Secured Funding LLC (z)	1.30	11-7-2017	70,000,000	69,985,767
Kells Funding LLC (z)	1.26	11-1-2017	21,000,000	21,000,000
Kells Funding LLC 144A(z)	1.41	2-5-2018	57,000,000	56,787,656
Legacy Capital Company 144A(z)	1.49	1-24-2018	14,449,000	14,402,204
Lexington Parker Capital Company LLC 144A(z)	1.34	12-18-2017	36,138,000	36,076,100
Lexington Parker Capital Company LLC (z)	1.25	11-2-2017	16,715,000	16,714,436
Lexington Parker Capital Company LLC 144A(z)	1.36	11-22-2017	29,151,000	29,129,762

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Lexington Parker Capital Company LLC 144A(z)	1.46%	1-12-2018	$69,586,000	$69,391,298
Liberty Funding LLC 144A(z)	1.42	2-1-2018	24,000,000	23,913,765
LMA Americas LLC (z)	1.17	11-2-2017	27,000,000	26,999,149
Manhattan Asset Funding Company LLC 144A(z)	1.27	11-21-2017	51,113,000	51,077,619
Matchpoint Finance plc (z)	1.20	11-1-2017	76,000,000	76,000,000
Mountcliff Funding LLC (z)	1.23	11-1-2017	109,000,000	109,000,000
Mountcliff Funding LLC (1 Month LIBOR +0.23%) ±144A	1.47	3-28-2018	35,000,000	34,998,584
Nieuw Amsterdam Receivable 144A(z)	1.33	12-7-2017	38,000,000	37,951,018
Nieuw Amsterdam Receivable 144A(z)	1.37	1-4-2018	45,000,000	44,891,840
Old Line Funding LLC (1 Month LIBOR +0.21%) ±144A	1.45	8-6-2018	22,000,000	21,998,346
Old Line Funding LLC (1 Month LIBOR +0.21%) ±144A	1.45	8-23-2018	23,000,000	22,997,185
Regency Markets No.1 LLC (z)	1.23	11-8-2017	17,761,000	17,756,783
Regency Markets No.1 LLC (z)	1.23	11-9-2017	61,000,000	60,983,421
Versailles Commercial Paper LLC (1 Month LIBOR +0.18%) ±144A	1.42	4-26-2018	66,000,000	65,999,480
Victory Receivables 144A(z)	1.34	12-5-2017	40,000,000	39,951,644
White Plains Capital 144A(z)	1.61	1-5-2018	50,000,000	49,854,292
				1,857,923,118

Financial Company Commercial Paper : 27.19%
Australia & New Zealand Banking Group (1 Month LIBOR +0.17%) ±144A	1.41	8-14-2018	33,000,000	33,000,024
Banco de Credito e Inversiones (z)	1.33	11-1-2017	36,000,000	36,000,000
Banco de Credito e Inversiones (z)	1.33	11-6-2017	50,000,000	49,989,313
Banco de Credito e Inversiones (z)	1.33	11-7-2017	45,000,000	44,990,025
Banco de Credito e Inversiones (z)	1.34	11-8-2017	36,000,000	35,989,213
Banco del Estado de Chile (z)	1.17	11-1-2017	50,000,000	50,000,000
Bank of Nova Scotia (3 Month LIBOR +0.14%) ±144A	1.50	4-11-2018	29,000,000	29,015,612
Caisse Centrale Desjardins du Quebec (z)	1.33	11-7-2017	32,000,000	31,993,712
Commonwealth Bank of Australia (1 Month LIBOR +0.16%) ±144A	1.40	7-30-2018	31,000,000	31,000,249
Commonwealth Bank of Australia (3 Month LIBOR +0.12%) ±144A	1.48	4-20-2018	8,000,000	8,005,185
Commonwealth Bank of Australia (3 Month LIBOR +0.13%) ±144A	1.49	4-13-2018	13,000,000	13,009,011
Commonwealth Bank of Australia (1 Month LIBOR +0.32%) ±144A	1.56	3-16-2018	30,000,000	30,026,214
Commonwealth Bank of Australia (1 Month LIBOR +0.34%) ±144A	1.58	3-1-2018	22,000,000	22,019,171
CPPIB Capital Incorporated 144A(z)	1.15	11-21-2017	10,000,000	9,993,456
DBS Bank Limited 144A(z)	1.37	1-8-2018	37,000,000	36,906,838
DBS Bank Limited 144A(z)	1.40	1-25-2018	35,000,000	34,884,719
DBS Bank Limited (3 Month LIBOR +0.13%) ±144A	1.48	7-17-2018	27,000,000	27,015,969
Erste Abwicklungsanstalt 144A(z)	1.41	2-7-2018	35,000,000	34,866,706
Erste Bank der Oesterreichischen Sparkassen AG (1 Month LIBOR +0.19%) ±144A	1.43	10-12-2018	30,000,000	30,000,900
Federation Des Caisses (z)	1.10	11-1-2017	125,000,000	125,000,000
JP Morgan Securities LLC (z)	1.41	12-8-2017	34,000,000	33,956,040
JP Morgan Securities LLC (z)	1.41	12-18-2017	35,000,000	34,942,060
Macquarie Bank Limited (z)	1.30	11-2-2017	28,000,000	27,999,021
Macquarie Bank Limited 144A(z)	1.37	12-1-2017	23,190,000	23,164,452
Macquarie Bank Limited 144A(z)	1.37	11-21-2017	19,000,000	18,986,278
Macquarie Bank Limited 144A(z)	1.41	1-8-2018	35,000,000	34,907,180
National Australia Bank Limited (1 Month LIBOR +0.18%) ±144A	1.42	9-13-2018	52,000,000	51,995,071
National Australia Bank Limited (1 Month LIBOR +0.20%) ±144A	1.44	10-29-2018	25,000,000	25,000,521
National Australia Bank Limited (1 Month LIBOR +0.35%) ±144A	1.59	3-6-2018	41,000,000	41,036,472
National Securities Clearing Corporation (z)	1.13	11-1-2017	60,000,000	60,000,000
Nederlandse Waterschapsbank NV (z)	1.27	11-13-2017	60,000,000	59,975,440
Nederlandse Waterschapsbank NV 144A(z)	1.27	12-14-2017	33,000,000	32,952,542
NRW Bank (z)	1.27	11-14-2017	37,000,000	36,983,472
Ontario Teachers Finance Trust (z)	1.10	11-1-2017	65,000,000	65,000,000
Ontario Teachers Finance Trust (1 Month LIBOR +0.14%) ±144A	1.37	4-3-2018	30,000,000	30,002,944
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.13%) ±144A	1.37	1-11-2018	34,000,000	34,007,656
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.17%) ±144A	1.41	2-12-2018	16,000,000	16,004,871
PSP Capital Incorporated (3 Month LIBOR +0.08%) ±144A	1.39	5-4-2018	59,000,000	59,029,414
PSP Capital Incorporated (3 Month LIBOR +0.08%) ±144A	1.40	5-30-2018	34,000,000	34,015,022
Toyota Industries Company (z)	1.17	11-2-2017	21,000,000	20,999,390
Toyota Motor Finance (1 Month LIBOR +0.20%) ±	1.44	6-11-2018	20,000,000	20,001,968
United Overseas Bank Limited 144A(z)	1.30	11-30-2017	32,000,000	31,968,551
United Overseas Bank Limited 144A(z)	1.37	1-8-2018	55,000,000	54,863,178
Westpac Banking Corporation (1 Month LIBOR +0.18%) ±144A	1.42	8-16-2018	20,000,000	19,996,035
Westpac Banking Corporation (3 Month LIBOR +0.13%) ±144A	1.49	4-13-2018	27,000,000	27,016,280

2

Wells Fargo Heritage Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Westpac Banking Corporation (1 Month LIBOR +0.32%) ±144A	1.56%	3-2-2018	$30,000,000	$30,023,253
Westpac Banking Corporation (1 Month LIBOR +0.32%) ±144A	1.56	3-15-2018	27,000,000	27,022,087
				1,665,555,515

Other Commercial Paper : 3.38%
China International Marine Containers Company Limited (z)	1.50	11-1-2017	97,250,000	97,250,000
Salt River Project Agricultural Improvement & Power (z)	1.26	11-20-2017	10,000,000	9,992,784
Toyota Motor Credit (1 Month LIBOR +0.20%) ±	1.44	5-11-2018	15,000,000	15,005,070
Toyota Motor Credit (1 Month LIBOR +0.20%) ±	1.44	5-11-2018	20,000,000	20,006,759
Toyota Motor Credit (1 Month LIBOR +0.21%) ±	1.45	3-12-2018	43,000,000	43,023,842
Toyota Motor Credit (1 Month LIBOR +0.21%) ±	1.45	3-27-2018	22,000,000	22,012,451
				207,290,906

Total Commercial Paper (Cost $3,730,383,993)				3,730,769,539

Municipal Obligations : 15.03%
California : 1.60%
Other Municipal Debt : 0.70%
State of California (GO Revenue)	1.29	11-2-2017	43,190,000	43,190,294

Variable Rate Demand Note ø: 0.90%
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	1.23	4-5-2019	55,000,000	55,000,000

Colorado : 2.07%
Variable Rate Demand Notes ø: 2.07%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	1.35	10-1-2033	16,240,000	16,240,000
Colorado HFA MFHR Class II Series A-2 (Housing Revenue, FHLB SPA)	1.40	10-1-2033	485,000	485,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.25	5-1-2052	80,390,000	80,390,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	1.25	1-1-2027	29,850,000	29,850,000
				126,965,000

Georgia : 0.80%
Variable Rate Demand Notes ø: 0.80%
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	1.50	12-1-2022	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Oglethorpe Power Corporation (Utilities Revenue, Societe Generale LOC, National Insured) 144A	1.21	1-1-2035	43,650,000	43,650,000
				48,650,000

Illinois : 0.29%
Variable Rate Demand Note ø: 0.29%
Illinois Housing Development Authority Series A-2 (Housing Revenue, HUD Insured, FHLB SPA)	1.27	7-1-2048	17,700,000	17,700,000

Indiana : 0.41%
Other Municipal Debt : 0.41%
St Joseph County (Education Revenue)	1.26	11-8-2017	25,031,000	25,025,040

3

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Louisiana : 0.17%
Variable Rate Demand Note ø: 0.17%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.28%	2-1-2045	$10,280,000	$10,280,000

Minnesota : 0.00%
Variable Rate Demand Note ø: 0.00%
RBC Municipal Products Incorporated Trust Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144A	1.23	5-31-2018	110,200	110,200

New York : 3.31%
Variable Rate Demand Notes ø: 3.31%
New York Dormitory Authority Personal Income Taxable Revenue Floaters Series XFT910 (Tax Revenue, Citibank NA LIQ) 144A	1.25	3-15-2040	12,000,000	12,000,000
New York Dormitory Authority Secondary Issues Floater Series B-4 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	1.28	3-15-2040	16,000,000	16,000,000
New York HFA 33 Bond Street Series A (Housing Revenue, Manufacturers & Traders LOC)	1.23	11-1-2049	5,000,000	5,000,000
New York HFA 572 11th Avenue Series A (Housing Revenue, Bank of China LOC)	1.45	11-1-2049	18,000,000	18,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	1.40	11-1-2049	37,250,000	37,250,000
New York HFA Manhattan West Residential Project Series B-1 (Housing Revenue, Bank of China LOC)	1.43	11-1-2049	23,000,000	23,000,000
New York HFA Manhattan West Residential Project Series B-2 (Housing Revenue, Bank of China LOC)	1.50	11-1-2049	11,325,000	11,325,000
New York HFA Taxable Variable 222-E 44TH Street HSG Series A (Housing Revenue, Bank of China LOC)	1.40	5-1-2050	20,000,000	20,000,000
New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	1.25	6-15-2044	16,000,000	16,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	1.59	12-1-2019	44,000,000	44,000,000
				202,575,000

Ohio : 0.27%
Variable Rate Demand Note ø: 0.27%
Tender Option Bond Trust Receipts/Certificates Akron Student Housing Association LLC (Education Revenue, Societe Generale LOC, AGM Insured) 144A	1.21	3-15-2034	16,705,000	16,705,000

Other : 4.10%
Variable Rate Demand Notes ø: 4.10%
Buffalo Peak Apartments LLC MFHR Series A (Housing Revenue, FHLB LOC)	1.25	12-1-2055	11,400,000	11,400,000
FHLMC MFHR Series M004 Class A (Housing Revenue, FHLMC LIQ)	1.33	1-15-2042	41,336,466	41,336,466
FHLMC MFHR Series M011 Class A (Housing Revenue, FHLMC LIQ)	1.33	8-15-2021	475,000	475,000
Fortenbery Children 2017 Irrevocable Trust UTA (Miscellaneous Revenue, FHLB LOC)	1.24	5-1-2037	12,275,000	12,275,000
Hallmark 75 Ontario LLC (Housing Revenue, FHLB LOC)	1.25	12-1-2056	9,000,000	9,000,000
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue, SumitomoMitsui Banking Corporation LOC) 144A	1.25	4-1-2047	43,000,000	43,000,000
Providence Health & Services Series 12-E (Health Revenue, U.S. Bank NA LOC)	1.25	10-1-2042	62,545,000	62,545,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	1.24	6-1-2035	13,000,000	13,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)	1.25	2-1-2056	25,400,000	25,400,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	1.25	2-1-2056	16,760,000	16,760,000
Sunroad Centrum Apartments 5 LPMFHR Arriva Apartments Series A (Housing Revenue, FHLB LOC)	1.25	8-1-2056	12,000,000	12,000,000

4

Wells Fargo Heritage Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Sunroad Centrum Apartments 5 Series B (Housing Revenue, FHLB LOC)		1.25%	8-1-2056	$3,600,000	$3,600,000
					250,791,466

Pennsylvania : 0.31%
Other Municipal Debt : 0.28%
University Pittsburgh (Education Revenue)		1.26	11-2-2017	5,000,000	5,000,000
University Pittsburgh (Education Revenue)		1.26	11-15-2017	10,000,000	10,000,037
University Pittsburgh (Education Revenue)		1.26	12-1-2017	2,000,000	1,999,975
					17,000,012

Variable Rate Demand Note ø: 0.03%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A		1.59	12-1-2019	2,000,000	2,000,000

Rhode Island : 0.65%
Variable Rate Demand Note ø: 0.65%
Providence St. Joseph Health (Health Revenue, GNMA/FNMA/FHLMC Insured,JPMorgan Chase & Company SPA))		1.24	10-1-2047	40,000,000	40,000,000

Tennessee : 1.05%
Variable Rate Demand Notes ø: 1.05%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)		1.55	12-1-2024	35,000,000	35,000,000
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A		1.55	12-1-2024	29,350,000	29,350,000
					64,350,000

Total Municipal Obligations (Cost $920,341,533)					920,342,012

Other Instruments : 1.33%
Caisse Centrale Desjardins du Quebec (3 Month LIBOR +0.67%) 144A±		2.04	1-29-2018	10,700,000	10,714,603
Jefferson Stadium Park L Series A Secured § øø		1.25	2-1-2057	7,693,000	7,693,000
Jefferson Stadium Park L Series B Secured § øø		1.25	2-1-2057	1,000,000	1,000,000
La Mesa Senior Living LP § øø		0.14	8-1-2057	9,250,000	9,250,000
Opus Group AB § øø		1.24	10-1-2032	25,000,000	25,000,000
ROC III CA Crossings Chino Hills Series A § øø		1.25	1-1-2057	15,820,000	15,820,000
ROC III CA Crossings Chino Hills Series B § øø		1.25	1-1-2057	11,880,000	11,880,000
Total Other Instruments (Cost $81,358,247)					81,357,603

Total investments in securities (Cost $6,186,253,634)	101.02%				6,186,799,113
Other assets and liabilities, net	(1.02)				(62,303,148)

Total net assets	100.00%				$6,124,495,965

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

5

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Heritage Money Market Fund

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
plc	Public limited company
ROC	Reset option certificates
SPA	Standby purchase agreement

6

Wells Fargo Heritage Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$1,454,329,959	$0	$1,454,329,959
Asset-backed commercial paper	0	1,857,923,118	0	1,857,923,118
Financial company commercial paper	0	1,665,555,515	0	1,665,555,515
Other commercial paper	0	207,290,906	0	207,290,906
Other municipal debt	0	85,215,346	0	85,215,346
Variable rate demand notes	0	835,126,666	0	835,126,666
Other instruments	0	81,357,603	0	81,357,603

Total assets	$0	$6,186,799,113	$0	$6,186,799,113

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 24.99%
Abbey National Treasury Services (1 Month LIBOR +0.18%) ±	1.42%	12-15-2017	$3,000,000	$3,000,000
Bank of Nova Scotia (1 Month LIBOR +0.15%) ±	1.39	3-20-2018	5,000,000	5,000,000
Barclays Bank plc (1 Month LIBOR +0.50%) ±	1.73	4-3-2018	1,000,000	1,000,000
Chiba Bank Limited	1.40	12-22-2017	1,000,000	1,000,000
China Construction Bank Corporation (1 Month LIBOR +0.25%) ±	1.49	7-20-2018	7,000,000	7,000,000
Citibank (New York) (1 Month LIBOR +0.10%) ±	1.33	1-3-2018	4,000,000	4,000,000
Credit Suisse (New York) (1 Month LIBOR +0.23%) ±	1.47	11-7-2017	5,000,000	5,000,000
Dexia Credit Local SA (1 Month LIBOR +0.38%) ±	1.62	12-7-2017	7,000,000	7,000,000
HSBC Bank plc	1.11	11-1-2017	15,000,000	15,000,000
HSBC Bank plc (3 Month LIBOR +0.15%) ±	1.46	5-11-2018	3,000,000	3,000,000
KBC Bank (z)	0.00	1-4-2018	2,000,000	1,994,681
KBC Bank	1.45	12-29-2017	2,000,000	2,000,000
Mitsubishi Trust & Bank (1 Month LIBOR +0.19%) ±	1.43	11-30-2017	2,000,000	2,000,000
Mitsubishi UFJ Trust & Banking Corporation (1 Month LIBOR +0.20%) ±	1.44	4-13-2018	3,000,000	3,000,000
Mizuho Bank Limited (1 Month LIBOR +0.20%) ±	1.44	4-10-2018	5,000,000	5,000,000
Mizuho Bank Limited (1 Month LIBOR +0.23%) ±	1.47	11-8-2017	3,000,000	3,000,036
National Bank of Kuwait	1.10	11-1-2017	13,650,000	13,650,000
NBAD Americas NV	1.10	11-1-2017	14,000,000	14,000,000
Norinchukin Bank (1 Month LIBOR +0.18%) ±	1.42	1-11-2018	5,000,000	5,000,000
Oversea-Chinese Banking Corporation	1.30	11-7-2017	2,000,000	1,999,993
Oversea-Chinese Banking Corporation	1.37	1-8-2018	3,000,000	2,999,944
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.17%) ±	1.41	12-1-2017	2,000,000	2,000,000
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.17%) ±	1.41	2-21-2018	4,000,000	4,000,000
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.17%) ±	1.41	11-30-2017	5,000,000	5,000,252
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.18%) ±	1.42	1-16-2018	4,000,000	4,000,000
Toronto Dominion Bank (1 Month LIBOR +0.20%) ±	1.44	8-10-2018	2,000,000	2,000,000
Toronto Dominion Bank (1 Month LIBOR +0.34%) ±	1.57	3-5-2018	2,000,000	2,000,000
Total Certificates of Deposit (Cost $124,644,906)				124,644,906

Commercial Paper : 51.89%
Asset-Backed Commercial Paper : 28.05%
Albion Capital Corporation (z)	1.28	11-27-2017	3,000,000	2,997,224
Alpine Securitization Limited (1 Month LIBOR +0.25%) ±144A	1.49	4-10-2018	9,000,000	9,000,000
Anglesea Funding LLC (1 Month LIBOR +0.18%) ±144A	1.42	5-25-2018	5,000,000	5,000,000
Antalis SA (z)	1.37	11-7-2017	3,000,000	2,999,315
Antalis SA 144A(z)	1.38	12-19-2017	2,000,000	1,996,320
Baylor Scott and White Health (z)	1.33	11-20-2017	5,000,000	4,996,490
Bedford Row Funding Corporation (3 Month LIBOR +0.14%) ±144A	1.46	5-31-2018	5,000,000	5,000,000
Cancara Asset Security Limited (z)	1.33	12-22-2017	2,000,000	1,996,232
Cedar Spring Capital Company (z)	1.27	11-17-2017	1,000,000	999,436
Chesham Finance Limited (z)	1.23	11-1-2017	9,000,000	9,000,000
Chesham Finance Limited 144A(z)	1.51	12-18-2017	5,000,000	4,990,208
Concord Minutemen Capital Company 144A(z)	1.37	12-8-2017	2,000,000	1,997,184
Concord Minutemen Capital Company 144A(z)	1.47	1-22-2018	2,000,000	1,993,349
Crown Point Capital Company LLC (1 Month LIBOR +0.25%) ±144A	1.49	2-26-2018	10,000,000	10,000,000
Gotham Funding Corporation 144A(z)	1.34	12-6-2017	1,000,000	998,697
Gotham Funding Corporation 144A(z)	1.34	12-19-2017	1,000,000	998,213
Institutional Secured Funding LLC (z)	1.29	11-1-2017	8,000,000	8,000,000
Institutional Secured Funding LLC (z)	1.30	11-7-2017	3,000,000	2,999,350
Kells Funding LLC (z)	1.26	11-1-2017	4,000,000	4,000,000
Kells Funding LLC 144A(z)	1.41	2-5-2018	3,000,000	2,988,800
Lexington Parker Capital Company LLC 144A(z)	1.37	11-22-2017	2,000,000	1,998,402
Lexington Parker Capital Company LLC 144A(z)	1.46	1-12-2018	6,000,000	5,982,600
Liberty Funding LLC 144A(z)	1.42	2-1-2018	2,000,000	1,992,793
LMA Americas LLC (z)	1.17	11-2-2017	2,000,000	1,999,935
Matchpoint Finance plc (z)	1.20	11-1-2017	3,000,000	3,000,000
Mountcliff Funding LLC (z)	1.23	11-1-2017	7,000,000	7,000,000
Mountcliff Funding LLC (1 Month LIBOR +0.23%) ±144A	1.47	3-28-2018	3,000,000	3,000,000
Nieuw Amsterdam Receivable 144A(z)	1.33	12-7-2017	2,000,000	1,997,340
Nieuw Amsterdam Receivable 144A(z)	1.37	1-4-2018	4,000,000	3,990,258
Regency Markets No.1 LLC (z)	1.23	11-8-2017	2,000,000	1,999,522
Regency Markets No.1 LLC (z)	1.23	11-9-2017	4,000,000	3,998,907
Toyota Motor Credit (1 Month LIBOR +0.20%) ±	1.44	5-11-2018	2,000,000	2,000,000
Toyota Motor Credit (1 Month LIBOR +0.21%) ±	1.45	3-12-2018	5,000,000	5,000,000
Toyota Motor Credit (1 Month LIBOR +0.21%) ±	1.45	3-27-2018	1,000,000	1,000,000

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Versailles Commercial Paper LLC (1 Month LIBOR +0.18%) ±144A	1.42%	4-26-2018	$5,000,000	$5,000,000
Victory Receivables 144A(z)	1.34	12-5-2017	2,000,000	1,997,469
White Plains Capital 144A(z)	1.61	1-5-2018	5,000,000	4,985,556
				139,893,600

Financial Company Commercial Paper : 22.44%
Australia & New Zealand Banking Group (1 Month LIBOR +0.17%) ±144A	1.41	8-14-2018	2,000,000	2,000,000
Banco de Credito e Inversiones (z)	1.33	11-1-2017	3,000,000	3,000,000
Banco de Credito e Inversiones (z)	1.33	11-7-2017	5,000,000	4,998,892
Banco de Credito e Inversiones (z)	1.34	11-8-2017	3,000,000	2,999,218
Bank of Nova Scotia (3 Month LIBOR +0.14%) ±144A	1.50	4-11-2018	3,000,000	3,000,000
Caisse Centrale Desjardins du Quebec (z)	1.25	11-9-2017	6,000,000	5,998,333
Caisse Centrale Desjardins du Quebec (z)	1.33	11-7-2017	3,000,000	2,999,338
Commonwealth Bank of Australia (1 Month LIBOR +0.16%) ±144A	1.40	7-30-2018	2,000,000	2,000,000
Commonwealth Bank of Australia (3 Month LIBOR +0.12%) ±144A	1.48	4-20-2018	4,000,000	4,000,732
Commonwealth Bank of Australia (3 Month LIBOR +0.13%) ±144A	1.49	4-13-2018	2,000,000	2,000,000
Commonwealth Bank of Australia (1 Month LIBOR +0.32%) ±144A	1.56	3-16-2018	2,000,000	2,000,000
Commonwealth Bank of Australia (1 Month LIBOR +0.34%) ±144A	1.58	3-1-2018	2,000,000	2,000,000
DBS Bank Limited 144A(z)	1.37	1-8-2018	3,000,000	2,992,237
DBS Bank Limited 144A(z)	1.40	1-25-2018	3,000,000	2,990,154
DBS Bank Limited (3 Month LIBOR +0.13%) ±144A	1.48	7-17-2018	3,000,000	3,000,000
JP Morgan Securities LLC (z)	1.41	12-8-2017	1,000,000	998,561
JP Morgan Securities LLC (z)	1.41	12-18-2017	3,000,000	2,994,517
Macquarie Bank Limited (z)	1.30	11-2-2017	2,000,000	1,999,928
Macquarie Bank Limited 144A(z)	1.37	12-1-2017	1,000,000	998,863
Macquarie Bank Limited 144A(z)	1.41	1-8-2018	3,000,000	2,992,067
National Australia Bank Limited (1 Month LIBOR +0.18%) ±144A	1.42	9-13-2018	4,000,000	4,000,000
National Australia Bank Limited (1 Month LIBOR +0.35%) ±144A	1.59	3-6-2018	4,000,000	4,000,000
Nederlandse Waterschapsbank NV (z)	1.27	11-13-2017	5,000,000	4,997,883
Nederlandse Waterschapsbank NV 144A(z)	1.27	12-14-2017	2,000,000	1,996,966
Ontario Teachers Finance Trust (z)	1.10	11-1-2017	5,000,000	5,000,000
Ontario Teachers Finance Trust (1 Month LIBOR +0.14%) ±144A	1.37	4-3-2018	3,000,000	3,000,000
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.13%) ±144A	1.37	1-11-2018	4,000,000	4,000,000
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.17%) ±144A	1.41	2-12-2018	2,000,000	2,000,115
PSP Capital Incorporated (3 Month LIBOR +0.08%) ±144A	1.39	5-4-2018	6,000,000	6,000,000
PSP Capital Incorporated (3 Month LIBOR +0.08%) ±144A	1.40	5-30-2018	3,000,000	3,000,000
United Overseas Bank Limited 144A(z)	1.30	11-30-2017	3,000,000	2,996,858
United Overseas Bank Limited 144A(z)	1.37	1-8-2018	5,000,000	4,987,061
Westpac Banking Corporation (1 Month LIBOR +0.18%) ±144A	1.42	8-16-2018	1,000,000	1,000,000
Westpac Banking Corporation (3 Month LIBOR +0.13%) ±144A	1.49	4-13-2018	4,000,000	4,000,000
Westpac Banking Corporation (1 Month LIBOR +0.32%) ±144A	1.56	3-2-2018	3,000,000	3,000,000
Westpac Banking Corporation (1 Month LIBOR +0.32%) ±144A	1.56	3-15-2018	2,000,000	2,000,000
				111,941,723

Other Commercial Paper : 1.40%
China International Marine Containers Company Limited (z)	1.50	11-1-2017	7,000,000	7,000,000

Total Commercial Paper (Cost $258,835,323)				258,835,323

Municipal Obligations : 18.94%
California : 2.61%
Other Municipal Debt : 1.41%
State of California (GO Revenue)	1.29	11-2-2017	5,000,000	5,000,000
State of California (GO Revenue)	1.30	11-2-2017	2,000,000	2,000,000
				7,000,000

2

Wells Fargo Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Note ø: 1.20%
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	1.23%	4-5-2019	$6,000,000	$6,000,000

Colorado : 1.29%
Variable Rate Demand Notes ø: 1.29%
Colorado HFA MFHR Class II Series A-2 (Housing Revenue, FHLB SPA)	1.40	10-1-2033	500,000	500,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.25	5-1-2052	5,955,000	5,955,000
				6,455,000

Connecticut : 0.50%
Variable Rate Demand Note ø: 0.50%
Tender Option Bond Trust Receipts/Certificates Student Loan Foundation Series TPG005 (Education Revenue, Bank of America NA LIQ) 144A	1.55	6-1-2034	2,480,000	2,480,000

Georgia : 1.95%
Variable Rate Demand Notes ø: 1.95%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	1.48	10-1-2039	4,715,000	4,715,000
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	1.50	12-1-2022	5,000,000	5,000,000
				9,715,000

Louisiana : 0.40%
Variable Rate Demand Note ø: 0.40%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.28	2-1-2045	2,000,000	2,000,000

Minnesota : 0.02%
Variable Rate Demand Note ø: 0.02%
RBC Municipal Products Incorporated Trust Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144A	1.23	5-31-2018	100,000	100,000

Nebraska : 0.94%
Variable Rate Demand Note ø: 0.94%
Nebraska Tender Option Bond Trust Receipts/Certificates Omaha Packaging Facilities Corporation Series SGT13 (Miscellaneous Revenue, Societe Generale LIQ) 144A	1.21	3-1-2033	4,700,000	4,700,000

New York : 3.41%
Variable Rate Demand Notes ø: 3.41%
New York HFA 33 Bond Street Series A (Housing Revenue, Manufacturers & Traders LOC)	1.23	11-1-2049	3,000,000	3,000,000
New York HFA Manhattan West Residential Project Series B-2 (Housing Revenue, Bank of China LOC)	1.50	11-1-2049	10,000,000	10,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	1.59	12-1-2019	4,000,000	4,000,000
				17,000,000

3

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Oregon : 1.00%
Variable Rate Demand Note ø: 1.00%
Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Bank of America NA LIQ) 144A		1.48%	5-1-2035	$5,000,000	$5,000,000

Other : 4.82%
Variable Rate Demand Notes ø: 4.82%
Buffalo Peak Apartments LLC MFHR Series A (Housing Revenue, FHLB LOC)		1.25	12-1-2055	1,100,000	1,100,000
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A		1.25	4-1-2047	7,000,000	7,000,000
Providence Health & Services Series 12-E (Health Revenue, U.S. Bank NA LOC)		1.25	10-1-2042	7,700,000	7,700,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)		1.24	6-1-2035	1,000,000	1,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)		1.25	2-1-2056	4,240,000	4,240,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)		1.25	2-1-2056	3,000,000	3,000,000
					24,040,000

Pennsylvania : 0.40%
Variable Rate Demand Note ø: 0.40%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A		1.59	12-1-2019	2,000,000	2,000,000

Rhode Island : 0.60%
Variable Rate Demand Note ø: 0.60%
Providence RI St. Joseph Health (Health Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company SPA)		1.24	10-1-2047	3,000,000	3,000,000

Tennessee : 1.00%
Variable Rate Demand Note ø: 1.00%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)		1.55	12-1-2024	5,000,000	5,000,000

Total Municipal Obligations (Cost $94,490,000)					94,490,000

Repurchase Agreements : 4.61%
GX Clarke Company, dated 10-31-2017, maturity value $23,000,767 ^^		1.20	11-1-2017	23,000,000	23,000,000

Total Repurchase Agreements (Cost $23,000,000)					23,000,000

Total investments in securities (Cost $500,970,229)	100.43%				500,970,229
Other assets and liabilities, net	(0.43)				(2,165,941)

Total net assets	100.00%				$498,804,288

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by U.S. government securities, 0.75% to 10.00%, 12-1-2017 to 1-1-2049, fair value including accrued interest is $23,687,017.

4

Wells Fargo Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Abbreviations:
ACA	ACA Financial Guaranty Corporation
FHLB	Federal Home Loan Bank
HFA	Housing Finance Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
plc	Public limited company
SPA	Standby purchase agreement

5

Wells Fargo Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$124,644,906	$0	$124,644,906
Commercial paper	0	258,835,323	0	258,835,323
Municipal obligations	0	94,490,000	0	94,490,000
Repurchase agreements	0	23,000,000	0	23,000,000

Total assets	$0	$500,970,229	$0	$500,970,229

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.00%
Alabama : 1.56%
Variable Rate Demand Note ø: 1.56%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue, National Rural Utilities Cooperative Finance LOC)	1.04%	8-1-2041	$4,500,000	$4,500,000

Arizona : 5.58%
Variable Rate Demand Notes ø: 5.58%
Arizona Health Facilities Authority Catholic West Series B (Health Revenue, Barclays Bank LOC)	0.92	7-1-2035	5,000,000	5,000,000
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.04	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.04	8-1-2026	2,500,000	2,500,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	1.03	8-1-2022	3,700,000	3,700,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.03	8-1-2027	1,250,000	1,250,000
				16,050,000

California : 3.08%
Variable Rate Demand Notes ø: 3.08%
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, Rabobank LOC)	1.03	11-1-2027	1,400,000	1,400,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0581 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.97	5-15-2025	2,360,000	2,360,000
California Tender Option Bond Trust Receipts/Certificates Series ZM0473 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.97	5-15-2024	2,600,000	2,600,000
California Tender Option Bond Trust Receipts/Certificates Series ZM0487 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.97	5-15-2024	1,470,000	1,470,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.96	9-15-2024	1,045,000	1,045,000
				8,875,000

Colorado : 1.55%
Variable Rate Demand Notes ø: 1.55%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	1.07	10-1-2019	645,000	645,000
Colorado HFA Catholic Health Initiatives Series 2008D-2 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.14	10-1-2037	2,960,000	2,960,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	1.30	11-1-2020	845,000	845,000
				4,450,000

Connecticut : 1.04%
Variable Rate Demand Note ø: 1.04%
Connecticut Residual Interest Bond Floater Trust Series 2017-016 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.96	6-1-2037	3,000,000	3,000,000

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida : 4.28%
Variable Rate Demand Notes ø: 4.28%
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XL0027 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	1.12%	10-1-2030	$7,995,000	$7,995,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2017-XF0577 (Airport Revenue, Royal Bank of Canada LIQ) 144A	1.11	10-1-2025	3,330,000	3,330,000
Orlando FL Utilities Commission System Series 2015B (Utilities Revenue, TD Bank NA SPA)	1.00	10-1-2039	1,000,000	1,000,000
				12,325,000

Illinois : 13.72%
Variable Rate Demand Notes ø: 13.72%
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	1.20	7-1-2023	4,200,000	4,200,000
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, BMO Harris Bank NA LOC)	1.03	7-1-2033	1,780,000	1,780,000
Chicago IL Series C-2 (Airport Revenue, Bank of Montreal LOC)	0.95	1-1-2035	1,925,000	1,925,000
Chicago IL Series C-2 (Airport Revenue, Bank of Montreal LOC)	1.00	1-1-2035	5,825,000	5,825,000
Lake County IL Multi-Family Housing (Housing Revenue, FHLMC LIQ)	1.04	11-1-2034	5,230,000	5,230,000
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue, Caterpillar Incorporated LOC)	1.12	2-1-2030	4,300,000	4,300,000
Southwestern IL Development Authority Health Facilities Series 2016 Hospital Sisters Services Incorporated JPMorgan Chase PUTTER/DRIVER Trust Series 5014 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.96	12-23-2021	8,850,000	8,850,000
Southwestern IL Development Authority Solid Waste Disposal Center Ethanol Series B (Resource Recovery Revenue, Reliance Bank LOC)	1.20	1-1-2033	7,370,000	7,370,000
				39,480,000

Indiana : 2.57%
Variable Rate Demand Notes ø: 2.57%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.96	7-1-2023	1,380,000	1,380,000
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	1.09	12-1-2027	3,225,000	3,225,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.98	3-1-2041	1,415,000	1,415,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	1.03	10-1-2023	1,380,000	1,380,000
				7,400,000

Iowa : 5.24%
Variable Rate Demand Notes ø: 5.24%
Hills IA Mercy HCFR Hospital Project Series 2008 (Health Revenue, U.S. Bank NA LOC)	0.98	8-1-2035	5,520,000	5,520,000
Iowa Finance Authority Holy Family Catholic Schools (Educational Facilities Revenue, Allied Irish Bank plc LOC) (Education Revenue, U.S. Bank NA LOC)	0.91	3-1-2036	4,500,000	4,500,000
Iowa Finance Authority John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	1.00	11-1-2035	2,075,000	2,075,000
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	1.17	4-1-2022	3,000,000	3,000,000
				15,095,000

2

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Kansas : 0.31%
Variable Rate Demand Note ø: 0.31%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank ACB LOC)	1.03%	11-1-2020	$890,000	$890,000

Kentucky : 0.47%
Variable Rate Demand Note ø: 0.47%
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	1.03	9-1-2022	1,350,000	1,350,000

Louisiana : 2.54%
Variable Rate Demand Notes ø: 2.54%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Industrial Development Revenue, Exxon Capital Ventures LIQ)	0.90	8-1-2035	3,300,000	3,300,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue, Honeywell International Incorporated LOC)	1.07	12-1-2036	4,000,000	4,000,000
				7,300,000

Massachusetts : 0.07%
Variable Rate Demand Note ø: 0.07%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	1.22	6-1-2018	200,000	200,000

Michigan : 3.18%
Variable Rate Demand Notes ø: 3.18%
Michigan Housing Development Authority Series A (Housing Revenue, Bank of America NA SPA)	1.00	4-1-2037	6,365,000	6,365,000
Michigan Strategic Fund Limited Obligation Series 1982 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.24	6-1-2024	2,800,000	2,800,000
				9,165,000

Minnesota : 3.89%
Variable Rate Demand Notes ø: 3.89%
Coon Rapids MN Drake Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.03	6-15-2038	2,555,000	2,555,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.01	8-15-2038	750,000	750,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.95	4-15-2035	1,400,000	1,400,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.03	6-15-2038	3,645,000	3,645,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.03	6-1-2032	2,840,000	2,840,000
				11,190,000

Mississippi : 1.91%
Variable Rate Demand Notes ø: 1.91%
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series K (Industrial Development Revenue, Chevron Corporation LOC)	0.94	11-1-2035	1,300,000	1,300,000

3

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series L (Industrial Development Revenue, Chevron Corporation LOC)	0.94%	11-1-2035	$1,500,000	$1,500,000
Mississippi Series A Clipper Tax Exempt Trust Receipts/Certificates Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.97	11-1-2018	2,700,000	2,700,000
				5,500,000

Missouri : 0.49%
Variable Rate Demand Note ø: 0.49%
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	1.16	4-1-2026	1,400,000	1,400,000

Nebraska : 1.39%
Variable Rate Demand Note ø: 1.39%
Douglas County NE Hospital Authority No. 2 Children’s Hospital Obligation Group Series 2008-A (Health Revenue, U.S. Bank NA LOC)	0.91	8-15-2032	4,000,000	4,000,000

New Jersey : 4.09%
Variable Rate Demand Notes ø: 4.09%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2015-XF0015 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	1.02	4-1-2023	1,780,000	1,780,000
RBC Municipal Products Incorporated Trust Series E-102 New Jersey EDA (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.95	8-15-2018	7,000,000	7,000,000
RBC Municipal Products Incorporated Trust Series E-103 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.95	6-28-2018	3,000,000	3,000,000
				11,780,000

New York : 3.98%
Variable Rate Demand Notes ø: 3.98%
Battery Park City Authority New York Revenue Refunding Series 2013-C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.96	11-1-2019	2,000,000	2,000,000
New York HFA Manhattan West Residential Housing Revenue Series 2015-A (Housing Revenue, Bank of China LOC)	1.02	11-1-2049	1,500,000	1,500,000
New York Homeowner Mortgage Agency Series 142 (Housing Revenue, Royal Bank of Canada SPA)	0.97	10-1-2037	2,965,000	2,965,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Subordinate Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.94	8-1-2043	5,000,000	5,000,000
				11,465,000

North Carolina : 0.57%
Variable Rate Demand Note ø: 0.57%
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.96	1-1-2027	1,650,000	1,650,000

4

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
North Dakota : 0.38%
Variable Rate Demand Note ø: 0.38%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	1.10%	12-1-2022	$1,100,000	$1,100,000

Ohio : 8.46%
Variable Rate Demand Notes ø: 8.46%
Columbus OH Regional Airport Authority Flightsafety International Incorporated Project Series A (Airport Revenue, Berkshire Hathaway Incorporated LOC)	0.95	4-1-2035	3,000,000	3,000,000
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.14	5-1-2034	5,600,000	5,600,000
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	1.00	10-1-2036	7,500,000	7,500,000
Ohio HFA Residential Mortgage (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company SPA)	0.95	9-1-2046	4,240,000	4,240,000
RBC Municipal Products Incorporated Trust Series Series E-104 Ohio Water Development Authority Revenue (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.95	11-1-2019	4,000,000	4,000,000
				24,340,000

Oklahoma : 0.05%
Variable Rate Demand Note ø: 0.05%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	1.27	3-1-2018	150,000	150,000

Oregon : 1.74%
Variable Rate Demand Note ø: 1.74%
Portland OR Portland International Airport Series 18-A (Airport Revenue, Bank of China LOC)	1.00	7-1-2026	5,000,000	5,000,000

Other : 3.15%
Variable Rate Demand Notes ø: 3.15%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.97	2-15-2028	4,000,000	4,000,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.95	12-15-2045	2,405,000	2,405,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.95	3-15-2049	2,650,000	2,650,000
				9,055,000

Pennsylvania : 1.66%
Variable Rate Demand Notes ø: 1.66%
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	1.03	8-1-2022	600,000	600,000
Pennsylvania EDFA Series G-10 (Miscellaneous Revenue, PNC Bank NA LOC)	1.03	12-1-2025	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0281 (Housing Revenue, TD Bank NA LIQ) 144A	0.98	4-1-2029	2,175,000	2,175,000
				4,775,000

5

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
South Dakota : 0.56%
Variable Rate Demand Note ø: 0.56%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	1.02%	7-1-2037	$1,600,000	$1,600,000

Tennessee : 1.28%
Variable Rate Demand Note ø: 1.28%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Series 2004 (Miscellaneous Revenue, Bank of America NA LOC)	0.98	7-1-2034	3,675,000	3,675,000

Texas : 9.62%
Variable Rate Demand Notes ø: 9.62%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue, BASF SE LOC)	1.06	10-1-2036	5,000,000	5,000,000
Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue, BASF SE LOC)	1.06	5-1-2036	4,000,000	4,000,000
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	1.00	8-1-2039	1,700,000	1,700,000
Dickinson TX Independent School District Unlimited Tax School House Refunding Bonds Series 2000 (GO Revenue, Societe Generale LIQ)	0.98	2-15-2028	5,000,000	5,000,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue, Total SA LOC)	0.98	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue, Flint Hills Resources LLC)	1.07	4-1-2028	7,000,000	7,000,000
Texas Series B (GO Revenue, FHLB SPA)	1.00	6-1-2046	1,000,000	1,000,000
Texas Veteran Bonds Series 2014D (Miscellaneous Revenue, FHLB SPA)	1.00	6-1-2045	1,000,000	1,000,000
				27,700,000

Virginia : 2.24%
Variable Rate Demand Notes ø: 2.24%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	0.95	4-1-2026	1,450,000	1,450,000
Virginia Tender Option Bond Trust Receipts/Certificates Series 2017-XG0143 (Transportation Revenue, Citibank NA LIQ) 144A	0.94	5-1-2025	5,000,000	5,000,000
				6,450,000

Washington : 2.22%
Variable Rate Demand Notes ø: 2.22%
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	1.00	9-1-2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.98	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	1.00	8-1-2026	1,510,000	1,510,000
				6,400,000

West Virginia : 0.94%
Variable Rate Demand Note ø: 0.94%
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	1.03	10-1-2031	2,700,000	2,700,000

6

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin : 3.19%
Variable Rate Demand Notes ø: 3.19%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank ACB LOC)		0.98%	5-1-2037	$6,800,000	$6,800,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)		1.14	11-1-2020	985,000	985,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)		1.14	11-1-2020	680,000	680,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)		1.14	12-1-2022	720,000	720,000
					9,185,000

Total Municipal Obligations (Cost $279,195,000)					279,195,000

Other : 5.80%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) ø144A		1.07	3-1-2040	3,000,000	3,000,000
Nuveen Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series 1-2118 (Barclays Bank LIQ) ø144A		1.15	5-1-2041	5,000,000	5,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) ø144A		1.17	2-25-2045	5,000,000	5,000,000
Western Asset Municipal Partners Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) ø144A		1.17	3-11-2045	3,700,000	3,700,000
Total Other (Cost $16,700,000)					16,700,000

Repurchase Agreements : 2.43%
Merrill Lynch Pierce Fenner & Smith, dated 10-31-2017, maturity value $7,000,204 ^^		1.05	11-1-2017	7,000,000	7,000,000

Total Repurchase Agreements (Cost $7,000,000)					7,000,000

Total investments in securities (Cost $302,895,000)	105.23%				302,895,000
Other assets and liabilities, net	(5.23)				(15,060,376)

Total net assets	100.00%				$287,834,624

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
^^	Collateralized by U.S. government securities, 0.75%, 7-15-2019, fair value including accrued interest is $7,140,000.

Abbreviations:
AGC	Assured Guaranty Corporation
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HFA	Housing Finance Authority

7

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

IDA	Industrial Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
PCFA	Pollution Control Financing Authority
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
SPA	Standby purchase agreement

8

Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$279,195,000	$0	$279,195,000
Other	0	16,700,000	0	16,700,000
Repurchase agreements	0	7,000,000	0	7,000,000

Total assets	$0	$302,895,000	$0	$302,895,000

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.86%
Alabama : 2.98%
Variable Rate Demand Notes ø: 2.98%
Alabama Federal Aid Highway Finance Authority Series 2016A Tender Option Bond Trust Receipts/Certificates Series 2016-XF2373 (Tax Revenue, Citibank NA LIQ) 144A	0.95%	9-1-2024	$5,000,000	$5,000,000
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue, National Rural Utilities Cooperative Finance LOC)	1.04	8-1-2041	10,500,000	10,500,000
				15,500,000

Arizona : 5.59%
Variable Rate Demand Notes ø: 5.59%
Maricopa County AZ IDA Series D (Health Revenue)	0.92	1-1-2048	5,000,000	5,000,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.95	7-1-2024	10,055,000	10,055,000
Phoenix AZ IDA Mayo Clinic Series 2014-A (Health Revenue, Bank of America NA SPA)	0.90	11-15-2052	14,000,000	14,000,000
				29,055,000

California : 10.43%
Variable Rate Demand Notes ø: 10.43%
California CDA Motion Picture & Television Fund Series 2001-A (Health Revenue, Northern Trust Company LOC)	0.97	3-1-2031	1,430,000	1,430,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.93	12-1-2040	14,250,000	14,250,000
California Municipal Finance Authority High Desert Foundation Project Series 2012A (Education Revenue, Union Bank NA LOC)	0.97	4-1-2042	1,210,000	1,210,000
California State University Series A Tender Option Bond Trust Receipts/Certificates Series 2017-XF2441 (Education Revenue, Citibank NA LIQ) 144A	0.93	5-1-2024	2,000,000	2,000,000
California Statewide Community Development Authority Uptown Newport Apartments Series 2017 AA & BB (Housing Revenue, East West Bank LOC)	0.94	3-1-2057	4,000,000	4,000,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-XF0579 (GO Revenue, TD Bank NA LIQ) 144A	0.94	11-1-2035	6,600,000	6,600,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-XF0580 (GO Revenue, TD Bank NA LIQ) 144A	0.94	11-1-2033	3,375,000	3,375,000
California Tender Option Bond Trust Receipts/Certificates Series XM0147 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.96	1-1-2039	10,000,000	10,000,000
Los Angeles CA Department Series C Tender Option Bond Trust Receipts/Certificates Series 2017-XM0533 (Utilities Revenue, Citibank NA LIQ) 144A	0.93	7-1-2025	2,225,000	2,225,000
Rancho CA Water District Finance Authority Series 2016-A Tender Option Bond Trust Receipts/Certificates Series 2016-XF2367 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.94	8-1-2024	3,200,000	3,200,000
San Francisco CA RDA Fillmore Center 1999 Issue Series B-1 (Housing Revenue, FHLMC LIQ)	0.92	12-1-2017	3,500,000	3,500,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	1.02	8-1-2022	2,415,000	2,415,000
				54,205,000

Colorado : 1.16%
Variable Rate Demand Note ø: 1.16%
Colorado HFA Catholic Health Initiatives Series 2008D-2 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.14	10-1-2037	6,040,000	6,040,000

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia : 0.67%
Variable Rate Demand Note ø: 0.67%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007A (Miscellaneous Revenue, Manufacturers & Traders LOC)	0.97%	7-1-2032	$3,505,000	$3,505,000

Florida : 5.66%
Variable Rate Demand Notes ø: 5.66%
Broward County FL Educational Facilities Authority Nova Southeastern University Project Series 2008A (Education Revenue, Bank of America NA LOC)	0.93	4-1-2038	2,100,000	2,100,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue, Adventist Health System)	0.89	11-15-2032	600,000	600,000
Orange County FL School Board Certificate of Participation Series 2009A (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144A	1.05	8-1-2034	3,300,000	3,300,000
Orlando & Orange County FL Expressway Authority Series 2007 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ)	0.96	7-1-2042	6,000,000	6,000,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.92	8-1-2028	3,495,000	3,495,000
West Palm Beach FL Utilities Systems Series C (Water & Sewer Revenue, AGC Insured, JPMorgan Chase & Company SPA)	0.95	10-1-2038	13,910,000	13,910,000
				29,405,000

Georgia : 0.80%
Variable Rate Demand Note ø: 0.80%
Metropolitan Atlanta GA Rapid Transit Authority Series P (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	0.95	7-1-2020	4,170,000	4,170,000

Illinois : 3.93%
Variable Rate Demand Notes ø: 3.93%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, BMO Harris Bank NA LOC)	0.94	3-1-2035	7,000,000	7,000,000
Illinois Educational Facilities Authority Series A (Education Revenue, BMO Harris Bank NA LOC)	0.98	6-1-2033	3,400,000	3,400,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XF2202 (Transportation Revenue, Citibank NA LIQ) 144A	0.95	7-1-2023	1,140,000	1,140,000
Illinois Tender Option Bond Trust Receipts/Certificates Series ZM0120 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.97	7-1-2023	3,100,000	3,100,000
Quad Cities Illinois Regional EDA Augustana College Series 2005 (Education Revenue, Harris NA LOC)	0.92	10-1-2035	4,900,000	4,900,000
Southwestern IL Development Authority Health Facilities Series 2016 Hospital Sisters Services Incorporated JPMorgan Chase PUTTER/DRIVER Trust Series 5014 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.96	12-23-2021	900,000	900,000
				20,440,000

Indiana : 1.91%
Variable Rate Demand Note ø: 1.91%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.96	7-1-2023	9,915,000	9,915,000

Iowa : 3.00%
Variable Rate Demand Notes ø: 3.00%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	1.17	4-1-2022	3,000,000	3,000,000
Iowa Finance Authority Mortgage Securities Program Series D (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.92	1-1-2047	5,500,000	5,500,000

2

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Urbandale IA Industrial Development Aurora Business Park Associates LP Series RMK1/29/10 (Industrial Development Revenue, Bankers Trust Company LOC)	0.94%	8-1-2018	$7,100,000	$7,100,000
				15,600,000

Kansas : 0.44%
Variable Rate Demand Note ø: 0.44%
Kansas Hospital Authority University of Kansas Health System (Health Revenue, U.S. Bank NA LOC)	0.91	9-1-2034	2,300,000	2,300,000

Louisiana : 0.85%
Variable Rate Demand Note ø: 0.85%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Industrial Development Revenue, Exxon Capital Ventures LIQ)	0.90	8-1-2035	4,400,000	4,400,000

Maryland : 0.77%
Variable Rate Demand Note ø: 0.77%
Maryland Transportation Authority Facilities Project Series 2008 Tender Option Bond Trust Receipts/Certificates Series 2016-XF0278 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.96	7-1-2041	4,000,000	4,000,000

Michigan : 2.02%
Variable Rate Demand Note ø: 2.02%
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	1.01	1-1-2032	10,480,000	10,480,000

Minnesota : 2.35%
Variable Rate Demand Notes ø: 2.35%
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.00	10-15-2033	2,375,000	2,375,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.01	8-15-2038	4,500,000	4,500,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	1.00	3-1-2029	2,340,000	2,340,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.91	4-1-2027	125,000	125,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.00	9-15-2031	2,865,000	2,865,000
				12,205,000

Mississippi : 3.44%
Variable Rate Demand Notes ø: 3.44%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series K (Industrial Development Revenue, Chevron Corporation LIQ)	0.94	11-1-2035	2,600,000	2,600,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series L (Industrial Development Revenue, Chevron Corporation LIQ)	0.94	11-1-2035	5,500,000	5,500,000
Mississippi Series A Clipper Tax Exempt Trust Receipts/Certificates Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.97	11-1-2018	9,760,000	9,760,000
				17,860,000

3

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Missouri : 1.48%
Variable Rate Demand Notes ø: 1.48%
Missouri Tender Option Bond Trust Receipts/Certificates Series XF2198 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.95%	5-1-2023	$2,670,000	$2,670,000
St. Louis County MO Sewer District Wastewater System Series 2013B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.95	5-1-2043	5,000,000	5,000,000
				7,670,000

Nebraska : 2.02%
Variable Rate Demand Note ø: 2.02%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	1.00	9-1-2031	10,500,000	10,500,000

New Jersey : 4.11%
Variable Rate Demand Notes ø: 4.11%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ) 144A	1.02	7-1-2026	3,370,000	3,370,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2476 (Education Revenue, Citibank NA LIQ) 144A	0.92	11-1-2021	1,000,000	1,000,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2477 (Education Revenue, Citibank NA LIQ) 144A	0.93	11-1-2021	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Series E-102 New Jersey EDA (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.95	8-15-2018	3,000,000	3,000,000
RBC Municipal Products Incorporated Trust Series E-103 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.95	6-28-2018	12,000,000	12,000,000
				21,370,000

New York : 6.66%
Variable Rate Demand Notes ø: 6.66%
Battery Park City Authority New York Revenue Refunding Series 2013C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.96	11-1-2019	9,000,000	9,000,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) 144A	0.95	11-15-2026	3,770,000	3,770,000
New York HFA Manhattan West Residential Housing Revenue Series 2015-A (Housing Revenue, Bank of China LOC)	1.02	11-1-2049	5,000,000	5,000,000
New York Metropolitan Transportation Authority Subordinate Series E-4 (Transportation Revenue, Bank of the West LOC)	0.96	11-15-2045	6,765,000	6,765,000
New York NY Transitional Finance Authority Future Tax Secured Bonds Fiscal 2013 Subordinate Series A-4 (Tax Revenue, Northern Trust Company SPA)	0.92	8-1-2039	100,000	100,000
RBC Municipal Products Incorporated Trust Series E-99 New York City (Tax Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.95	8-1-2021	10,000,000	10,000,000
				34,635,000

North Carolina : 2.32%
Variable Rate Demand Notes ø: 2.32%
Greensboro NC (GO Revenue, Bank of America NA SPA)	0.93	4-1-2019	50,000	50,000
Greensboro NC (GO Revenue, Bank of America NA SPA)	0.93	2-1-2022	25,000	25,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.92	12-1-2033	4,000,000	4,000,000
North Carolina Tender Option Bond Trust Recei pts/Certificates Series 2017-ZF2490 (Airport Revenue, Barclays Bank plc LIQ) 144A	0.95	7-1-2042	3,750,000	3,750,000

4

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
North Carolina Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0105 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.95%	10-1-2055	$2,250,500	$2,250,500
University of North Carolina Chapel Hill Series 2009- A (Education Revenue, TD Bank NA SPA)	0.90	2-1-2024	2,000,000	2,000,000
				12,075,500

Ohio : 4.36%
Variable Rate Demand Notes ø: 4.36%
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.14	5-1-2034	7,965,000	7,965,000
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	0.90	10-1-2036	6,700,000	6,700,000
Ohio Tender Option Bond Trust Receipts/Certificates Series 2017-XF2438 (Education Revenue, Citibank NA LIQ) 144A	0.95	12-1-2024	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Series Series E-104 Ohio Water Development Authority Revenue (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.95	11-1-2019	6,000,000	6,000,000
				22,665,000

Other : 2.48%
Variable Rate Demand Notes ø: 2.48%
Clipper Tax-Exempt Certificates Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.97	2-15-2028	10,990,000	10,990,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.95	12-15-2045	1,095,000	1,095,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.95	3-15-2049	800,000	800,000
				12,885,000

Pennsylvania : 4.18%
Variable Rate Demand Notes ø: 4.18%
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016 ZF0504 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	1.07	8-15-2042	4,875,000	4,875,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.95	6-1-2044	3,000,000	3,000,000
Washington County PA Hospital Authority Monongahela Valley Hospital Project Series 2011 B (Health Revenue, PNC Bank NA LOC)	0.93	6-1-2041	11,220,000	11,220,000
Westmoreland County PA Municipal Authority Service Series 2016 Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0539 (Water & Sewer Revenue, Build America Mutual Assurance Company Insured, TD Bank NA LIQ) 144A	1.07	8-15-2038	2,615,000	2,615,000
				21,710,000

Rhode Island : 1.92%
Variable Rate Demand Note ø: 1.92%
Narragansett Bay RI Commission Wastewater System Series 2013A Tender Option Trust Receipts/Certificates Series 2016-XM0140 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	1.02	9-1-2020	10,000,000	10,000,000

South Carolina : 2.32%
Variable Rate Demand Notes ø: 2.32%
Greenville SC Health System Hospital Series 2014B Tender Option Bond Trust Receipts/Certificates Series 2015-XF0145 (Health Revenue, TD Bank NA LIQ) 144A	0.96	5-30-2022	8,020,000	8,020,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.94	8-1-2025	2,725,000	2,725,000

5

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.96%	11-1-2034	$1,310,000	$1,310,000
				12,055,000

Tennessee : 4.59%
Variable Rate Demand Notes ø: 4.59%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.98	11-1-2035	3,215,000	3,215,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.98	2-1-2038	4,550,000	4,550,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Series 2003 (Miscellaneous Revenue, Bank of America NA LOC)	0.98	1-1-2033	3,710,000	3,710,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue, The University of South Tennessee)	0.97	9-1-2018	1,200,000	1,200,000
Sevier County TN Public Building Authority Local Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA)	0.95	6-1-2029	3,780,000	3,780,000
Shelby County TN HEFA Multifamily Housing Hedgerow Apartments Series A-1 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.93	12-15-2037	7,410,000	7,410,000
				23,865,000

Texas : 7.92%
Variable Rate Demand Notes ø: 7.92%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	1.00	9-1-2039	3,900,000	3,900,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue, BASF SE)	1.02	7-1-2022	4,900,000	4,900,000
Dickinson TX Independent School District Unlimited Tax School House Refunding Bonds Series 2000 (GO Revenue, Societe Generale LIQ)	0.98	2-15-2028	7,680,000	7,680,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (Industrial Development Revenue, Total SA)	0.98	6-1-2041	5,000,000	5,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002B (Resource Recovery Revenue, Flint Hills Resources LLC)	0.96	7-1-2029	4,200,000	4,200,000
RBC Municipal Products Incorporated Trust Series 2000-11 (Utilities Revenue, Royal Bank of Canada LOC, Royal Bank of Canada SPA) 144A	0.95	5-1-2018	7,600,000	7,600,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Christus Health Series 2008C-2 (Health Revenue, Bank of New York Mellon LOC)	0.94	7-1-2047	7,905,000	7,905,000
				41,185,000

Utah : 2.41%
Variable Rate Demand Note ø: 2.41%
Weber County UT Hospital IHC Health Services Series 2000-C (Health Revenue, Bank of New York Mellon SPA)	0.90	2-15-2035	12,500,000	12,500,000

Vermont : 0.91%
Variable Rate Demand Notes ø: 0.91%
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008A (Education Revenue, TD Bank NA LOC)	0.90	7-1-2033	2,765,000	2,765,000
Vermont Educational & Health Buildings Financing Agency Norwich University Project Series 2008 (Education Revenue, TD Bank NA LOC)	0.90	9-1-2038	1,950,000	1,950,000
				4,715,000

6

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Virginia : 0.57%
Variable Rate Demand Note ø: 0.57%
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)		0.92%	12-1-2033	$2,960,000	$2,960,000

Wisconsin : 3.61%
Variable Rate Demand Notes ø: 3.61%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank ACB LOC)		0.98	5-1-2037	15,200,000	15,200,000
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)		0.96	9-1-2036	3,555,000	3,555,000
					18,755,000

Total Municipal Obligations (Cost $508,625,500)					508,625,500

Repurchase Agreements : 1.92%
Merrill Lynch Pierce Fenner & Smith, dated 10-31-2017, maturity value $10,000,292 ^^		1.05	11-1-2017	10,000,000	10,000,000
Total Repurchase Agreements (Cost $10,000,000)					10,000,000

Total investments in securities (Cost $518,625,500)	99.78%				518,625,500
Other assets and liabilities, net	0.22				1,140,222

Total net assets	100.00%				$519,765,722

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
^^	Collateralized by U.S. government securities, 0.75%, 7-15-2019, fair value including accrued interest is $10,200,000.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
plc	Public limited company

7

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
SPA	Standby purchase agreement

8

Wells Fargo National Tax-Free Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$508,625,500	$0	$508,625,500
Repurchase agreements	0	10,000,000	0	10,000,000

Total assets	$0	$518,625,500	$0	$518,625,500

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^: 53.48%
Barclays Capital Incorporated, dated 10-31-2017, maturity value $400,011,667 (1)	1.05%	11-1-2017	$400,000,000	$400,000,000
BNP Paribas Securities Corporation, dated 10-30-2017, maturity value $150,136,917 (2)	1.06	11-30-2017	150,000,000	150,000,000
BNP Paribas Securities Corporation, dated 10-31-2017, maturity value $610,017,792 (3)	1.05	11-1-2017	610,000,000	610,000,000
Citigroup Global Markets Incorporated, dated 10-26-2017, maturity value $250,050,069 (4)	1.03	11-2-2017	250,000,000	250,000,000
Credit Agricole, dated 10-26-2017, maturity value $150,061,833 (5)	1.06	11-9-2017	150,000,000	150,000,000
Credit Agricole, dated 10-27-2017, maturity value $100,020,417 (6)	1.05	11-3-2017	100,000,000	100,000,000
Credit Agricole, dated 10-30-2017, maturity value $100,020,028 (7)	1.03	11-6-2017	100,000,000	100,000,000
Deutsche Bank Securities, dated 10-31-2017, maturity value $245,007,146 (8)	1.05	11-1-2017	245,000,000	245,000,000
Federal Reserve Bank of New York, dated 10-31-2017, maturity value $2,000,055,556 (9)	1.00	11-1-2017	2,000,000,000	2,000,000,000
HSBC Securities USA Incorporated, dated 10-31-2017, maturity value $200,005,722 (10)	1.03	11-1-2017	200,000,000	200,000,000
ING Financial Markets LLC, dated 10-31-2017, maturity value $700,020,611 (11)	1.06	11-1-2017	700,000,000	700,000,000
JPMorgan Securities, dated 10-2-2017, maturity value $550,481,250 (12) ¢øø§	1.05	11-1-2017	550,000,000	550,000,000
JPMorgan Securities, dated 10-31-2017, maturity value $125,003,646 (13)	1.05	11-1-2017	125,000,000	125,000,000
Merrill Lynch, dated 10-31-2017, maturity value $263,007,671 (14)	1.05	11-1-2017	263,000,000	263,000,000
MetLife Incorporated, dated 10-31-2017, maturity value $125,003,828 (15)	1.08	11-1-2017	125,000,078	125,000,078
Nomura, dated 10-26-2017, maturity value $200,040,833 (16)	1.05	11-2-2017	200,000,000	200,000,000
Nomura, dated 10-31-2017, maturity value $1,000,029,167 (17)	1.05	11-1-2017	1,000,000,000	1,000,000,000
Prudential, dated 10-31-2017, maturity value $348,643,806 (18)	1.09	11-1-2017	305,818,750	348,633,250
RBC Capital Markets, dated 10-31-2017, maturity value $250,007,153 (19)	1.03	11-1-2017	250,000,000	250,000,000
Royal Bank of Scotland plc, dated 10-31-2017, maturity value $500,014,583 (20)	1.05	11-1-2017	500,000,000	500,000,000
Societe Generale NY, dated 10-11-2017, maturity value $150,157,500 (21)	1.05	11-16-2017	150,000,000	150,000,000
Societe Generale NY, dated 10-4-2017, maturity value $50,090,653 (22)	1.07	12-4-2017	50,000,000	50,000,000
Societe Generale NY, dated 10-31-2017, maturity value $400,012,000 (23)	1.08	11-1-2017	400,000,000	400,000,000
Total Repurchase Agreements (Cost $8,866,633,328)				8,866,633,328

Treasury Debt : 47.45%
Cash Management Bill (z)	1.05	1-2-2018	150,000,000	149,728,750
U.S. Treasury Bill (z)	1.02	11-16-2017	40,000,000	39,983,042
U.S. Treasury Bill (z)	1.03	11-9-2017	90,000,000	89,979,534
U.S. Treasury Bill (z)	1.05	12-28-2017	500,000,000	499,170,769
U.S. Treasury Bill (z)	1.06	11-24-2017	50,000,000	49,966,458
U.S. Treasury Bill (z)	1.09	1-11-2018	100,000,000	99,786,014
U.S. Treasury Bill (z)	1.13	3-8-2018	140,000,000	139,446,492
U.S. Treasury Bill (z)	1.14	2-8-2018	100,000,000	99,687,738
U.S. Treasury Bill (z)	1.25	4-19-2018	50,000,000	49,709,062
U.S. Treasury Bill (z)%%	1.25	5-3-2018	250,000,000	248,409,395
U.S. Treasury Bill (z)##	1.25	4-26-2018	330,000,000	327,989,860
U.S. Treasury Note	0.63	11-30-2017	154,660,000	154,608,175
U.S. Treasury Note	0.63	4-30-2018	80,000,000	79,761,812
U.S. Treasury Note	0.75	12-31-2017	203,000,000	202,880,309
U.S. Treasury Note	0.75	1-31-2018	100,000,000	99,910,069
U.S. Treasury Note	0.75	2-28-2018	16,000,000	15,976,296
U.S. Treasury Note	0.75	4-15-2018	79,910,000	79,740,963
U.S. Treasury Note	0.75	4-30-2018	165,000,000	164,606,438
U.S. Treasury Note	0.88	11-30-2017	29,000,000	28,994,425
U.S. Treasury Note	0.88	1-15-2018	80,000,000	80,000,272
U.S. Treasury Note	0.88	3-31-2018	60,000,000	59,927,774
U.S. Treasury Note	0.88	5-31-2018	87,000,000	86,805,734
U.S. Treasury Note	1.00	12-15-2017	84,000,000	84,016,303
U.S. Treasury Note	1.00	12-31-2017	237,000,000	236,942,038
U.S. Treasury Note	1.00	5-15-2018	80,000,000	79,909,253
U.S. Treasury Note	1.00	5-31-2018	114,322,000	114,147,977

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Treasury Plus Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Treasury Debt (continued)
U.S. Treasury Note (US Treasury 3 Month Bill Money Market Yield +0.05%) ±		1.16%	10-31-2019	$150,000,000	$150,000,000
U.S. Treasury Note (US Treasury 3 Month Bill Money Market Yield +0.06%) ±		1.17	7-31-2019	90,000,000	90,005,752
U.S. Treasury Note (US Treasury 3 Month Bill Money Market Yield +0.14%) ±		1.25	1-31-2019	270,000,000	270,043,462
U.S. Treasury Note (US Treasury 3 Month Bill Money Market Yield +0.17%) ±		1.28	10-31-2018	260,000,000	259,986,939
U.S. Treasury Note (US Treasury 3 Month Bill Money Market Yield +0.17%) ±		1.28	7-31-2018	350,000,000	350,001,465
U.S. Treasury Note (US Treasury 3 Month Bill Money Market Yield +0.19%) ±		1.30	4-30-2018	186,851,000	186,857,866
U.S. Treasury Note (US Treasury 3 Month Bill Money Market Yield +0.27%) ±		1.38	1-31-2018	400,000,000	400,024,861
U.S. Treasury Note		2.25	11-30-2017	839,000,000	839,811,682
U.S. Treasury Note		2.38	5-31-2018	203,000,000	204,300,141
U.S. Treasury Note		2.63	1-31-2018	180,000,000	180,655,764
U.S. Treasury Note		2.63	4-30-2018	241,370,000	243,062,087
U.S. Treasury Note		2.75	12-31-2017	213,000,000	213,550,249
U.S. Treasury Note		2.75	2-28-2018	100,000,000	100,498,947
U.S. Treasury Note		3.50	2-15-2018	180,000,000	181,186,184
U.S. Treasury Note		3.88	5-15-2018	137,000,000	138,940,330
U.S. Treasury Note		4.25	11-15-2017	694,917,000	695,776,430
Total Treasury Debt (Cost $7,866,787,111)					7,866,787,111

Total investments in securities (Cost $16,733,420,439)	100.93%				16,733,420,439
Other assets and liabilities, net	(0.93)				(154,519,930)

Total net assets	100.00%				$16,578,900,509

^^	Collateralized by:

(1) U.S. government securities, 0.00% to 1.63%, 8-15-2020 to 5-15-2026, fair value including accrued interest is $408,000,072.

(2) U.S. government securities, 1.00% to 3.00%, 10-15-2019 to 11-15-2045, fair value including accrued interest is $153,000,040.

(3) U.S. government securities, 0.00% to 8.88%, 11-9-2017 to 2-15-2047, fair value including accrued interest is $622,200,000.

(4) U.S. government securities, 0.00% to 6.75%, 1-31-2018 to 2-15-2043, fair value including accrued interest is $255,000,045.

(5) U.S. government securities, 0.25% to 1.00%, 11-30-2019 to 1-15-2025, fair value including accrued interest is $153,000,010.

(6) U.S. government securities, 0.63% to 3.88%, 2-28-2018 to 8-15-2040, fair value including accrued interest is $102,000,014.

(7) U.S. government securities, 1.38% to 3.50%, 2-15-2020 to 2-15-2041, fair value including accrued interest is $102,000,010.

(8) U.S. government securities, 0.00% to 6.50%, 4-15-2018 to 2-15-2047, fair value including accrued interest is $249,900,000.

(9) U.S. government securities, 2.00% to 6.25%, 2-15-2022 to 2-15-2029, fair value including accrued interest is $2,000,055,642.

(10) U.S. government securities, 0.00%, 2-15-2018 to 8-15-2027, fair value is $204,003,527.

(11) U.S. government securities, 1.63% to 3.50%, 6-30-2020 to 8-15-2045, fair value including accrued interest is $714,285,714.

(12) U.S. government securities, 0.63% to 2.13%, 7-15-2019 to 2-15-2047, fair value including accrued interest is $561,001,619.

(13) U.S. government securities, 2.38% to 3.38%, 5-15-2027 to 5-15-2047, fair value including accrued interest is $127,502,915.

(14) U.S. government securities, 0.75%, 7-15-2019, fair value including accrued interest is $268,260,011.

(15) U.S. government securities, 1.00%, 8-15-2018, fair value including accrued interest is $127,298,688.

(16) U.S. government securities, 0.00% to 8.75%, 11-15-2017 to 2-15-2047, fair value including accrued interest is $204,000,013.

(17) U.S. government securities, 0.00% to 2.50%, 4-30-2018 to 5-15-2027, fair value including accrued interest is $1,020,000,001.

(18) U.S. government securities, 0.00% to 2.00%, 2-15-2018 to 2-15-2026, fair value including accrued interest is $355,605,915.

(19) U.S. government securities, 0.00% to 8.75%, 7-31-2018 to 11-15-2042, fair value including accrued interest is $255,000,020.

(20) U.S. government securities, 0.00% to 1.00%, 11-30-2017 to 1-25-2018, fair value including accrued interest is $510,001,677.

(21) U.S. government securities, 0.00% to 2.75%, 1-31-2018 to 7-15-2026, fair value including accrued interest is $153,000,014.

(22) U.S. government securities, 0.00% to 8.00%, 1-25-2018 to 1-15-2025, fair value including accrued interest is $51,000,010.

(23) U.S. government securities, 3.50%, 8-20-2042 to 9-20-2042, fair value including accrued interest is $408,000,051.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

2

Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments — October 31, 2017 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
(z)	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.

Abbreviations:
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo Treasury Plus Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Repurchase agreements	$0	$8,866,633,328	$0	$8,866,633,328
Treasury debt	0	7,866,787,111	0	7,866,787,111

Total assets	$0	$16,733,420,439	$0	$16,733,420,439

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Capital Growth Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 95.91%
Consumer Discretionary : 17.46%
Automobiles : 1.16%
Ferrari NV	27,600	$3,303,163

Internet & Direct Marketing Retail : 9.04%
Amazon.com Incorporated †	16,755	18,518,966
Ctrip.com International Limited ADR †	54,150	2,593,244
Netflix Incorporated †	24,050	4,724,142
		25,836,352

Media : 1.72%
Charter Communications Incorporated Class A †	14,700	4,912,299

Specialty Retail : 5.54%
The Home Depot Incorporated	62,733	10,399,877
The TJX Companies Incorporated	78,010	5,445,098
		15,844,975

Consumer Staples : 1.05%
Beverages : 1.05%
Monster Beverage Corporation †	52,050	3,015,257

Energy : 0.91%
Oil, Gas & Consumable Fuels : 0.91%
Pioneer Natural Resources Company	17,400	2,604,258

Financials : 6.78%
Capital Markets : 5.33%
Intercontinental Exchange Incorporated	88,875	5,874,638
Raymond James Financial Incorporated	66,900	5,671,782
S&P Global Incorporated	23,513	3,679,079
		15,225,499

Consumer Finance : 1.45%
SLM Corporation †	391,700	4,148,103

Health Care : 12.37%
Biotechnology : 3.39%
Celgene Corporation †	57,150	5,770,436
Incyte Corporation †	16,550	1,874,288
Regeneron Pharmaceuticals Incorporated †	5,050	2,033,231
		9,677,955

Health Care Equipment & Supplies : 4.39%
Baxter International Incorporated	45,850	2,955,950
Boston Scientific Corporation †	128,300	3,610,362
Edwards Lifesciences Corporation †	30,000	3,066,900
Hologic Incorporated †	76,650	2,901,203
		12,534,415

Health Care Providers & Services : 4.59%
UnitedHealth Group Incorporated	62,450	13,128,239

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Capital Growth Fund

Security name	Shares	Value
Industrials : 10.20%
Aerospace & Defense : 2.52%
BWX Technologies Incorporated	53,300	$3,193,736
Northrop Grumman Corporation	13,500	3,989,655
		7,183,391

Airlines : 1.01%
Spirit Airlines Incorporated †«	77,750	2,883,748

Commercial Services & Supplies : 4.19%
Cintas Corporation	21,200	3,159,648
Waste Connections Incorporated	124,680	8,811,136
		11,970,784

Electrical Equipment : 1.45%
Rockwell Automation Incorporated	20,650	4,146,933

Professional Services : 1.03%
TransUnion †	56,223	2,951,145

Information Technology : 41.86%
Communications Equipment : 1.06%
Harris Corporation	21,650	3,016,278

Internet Software & Services : 13.50%
Alphabet Incorporated Class A †	18,758	19,377,764
Facebook Incorporated Class A †	58,924	10,609,855
MercadoLibre Incorporated	11,750	2,823,643
Tencent Holdings Limited ADR	128,200	5,775,410
		38,586,672

IT Services : 11.36%
Fidelity National Information Services Incorporated	34,350	3,186,306
FleetCor Technologies Incorporated †	37,950	6,271,997
PayPal Holdings Incorporated †	45,650	3,312,364
Total System Services Incorporated	88,550	6,380,028
Visa Incorporated Class A	121,183	13,327,706
		32,478,401

Semiconductors & Semiconductor Equipment : 2.10%
Broadcom Limited	22,700	5,990,757

Software : 13.84%
Activision Blizzard Incorporated	58,800	3,850,812
Electronic Arts Incorporated †	30,300	3,623,880
Microsoft Corporation	167,400	13,924,332
Nintendo Company Limited	95,800	4,660,670
Salesforce.com Incorporated †	74,730	7,647,868
ServiceNow Incorporated †	25,180	3,181,997
The Ultimate Software Group Incorporated †	13,200	2,674,188
		39,563,747

Materials : 4.14%
Chemicals : 2.22%
The Sherwin-Williams Company	16,050	6,342,158

Construction Materials : 1.92%
Vulcan Materials Company	45,000	5,478,750

2

Wells Fargo Capital Growth Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name			Shares	Value
Real Estate : 1.14%
Equity REITs : 1.14%
SBA Communications Corporation †			20,750	$3,261,485

Total Common Stocks (Cost $182,125,374)				274,084,764

		Yield
Short-Term Investments : 4.36%
Investment Companies : 4.36%
Securities Lending Cash Investment LLC (l)(r)(u)		1.26%	2,434,632	2,434,875
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.96	10,034,072	10,034,072
Total Short-Term Investments (Cost $12,468,947)				12,468,947

Total investments in securities (Cost $194,594,321)	100.27%			286,553,711
Other assets and liabilities, net	(0.27)			(772,773)

Total net assets	100.00%			$285,780,938

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	695,935	33,892,236	32,153,539	2,434,632	$2,434,875
Wells Fargo Municipal Cash Management Fund Institutional Class	3,766,873	25,248,297	18,981,098	10,034,072	$10,034,072

					$12,468,947	4.36%

Wells Fargo Capital Growth Fund

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Common stocks
Consumer discretionary	$49,896,789	$0	$0	$49,896,789
Consumer staples	3,015,257	0	0	3,015,257
Energy	2,604,258	0	0	2,604,258
Financials	19,373,602	0	0	19,373,602
Health care	35,340,609	0	0	35,340,609
Industrials	29,136,001	0	0	29,136,001
Information technology	119,635,855	0	0	119,635,855
Materials	11,820,908	0	0	11,820,908
Real estate	3,261,485	0	0	3,261,485
Short-term investments
Investment companies	10,034,072	0	0	10,034,072
Investments measured at net asset value*				2,434,875

Total assets	$284,118,836	$0	$0	$286,553,711

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,434,875 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.99%
Consumer Discretionary : 10.51%
Auto Components : 0.22%
Lear Corporation	13,862	$2,434,029

Automobiles : 1.25%
Ford Motor Company	789,431	9,686,318
General Motors Company	96,585	4,151,223
		13,837,541

Hotels, Restaurants & Leisure : 1.19%
Carnival Corporation	85,654	5,686,569
Starbucks Corporation	137,267	7,527,722
		13,214,291

Internet & Direct Marketing Retail : 1.84%
Amazon.com Incorporated †	15,022	16,603,516
Nutrisystem Incorporated	77,218	3,857,039
		20,460,555

Leisure Products : 0.18%
The Brunswick Corporation	40,136	2,032,888

Media : 3.01%
Comcast Corporation Class A	437,245	15,753,937
The Walt Disney Company	104,432	10,214,494
Time Warner Incorporated	42,364	4,163,958
Twenty-First Century Fox Incorporated Class A	127,657	3,338,231
		33,470,620

Multiline Retail : 0.30%
Big Lots Stores Incorporated «	64,361	3,302,363

Specialty Retail : 2.52%
Best Buy Company Incorporated	144,606	8,095,044
The Home Depot Incorporated	103,702	17,191,718
The TJX Companies Incorporated	38,969	2,720,036
		28,006,798

Consumer Staples : 7.54%
Beverages : 0.82%
Molson Coors Brewing Company Class B	29,273	2,367,308
The Coca-Cola Company	147,034	6,760,623
		9,127,931

Food & Staples Retailing : 2.91%
CVS Health Corporation	157,628	10,802,247
The Kroger Company	151,048	3,126,694
Wal-Mart Stores Incorporated	168,540	14,715,227
Walgreens Boots Alliance Incorporated	55,601	3,684,678
		32,328,846

Food Products : 1.48%
Sanderson Farms Incorporated	52,526	7,856,314

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Food Products (continued)
Tyson Foods Incorporated Class A	117,761	$8,585,955
		16,442,269

Household Products : 0.72%
Kimberly-Clark Corporation	25,590	2,879,131
The Procter & Gamble Company	59,410	5,129,459
		8,008,590

Tobacco : 1.61%
Altria Group Incorporated	185,956	11,942,094
Philip Morris International	55,998	5,859,631
		17,801,725

Energy : 6.50%
Energy Equipment & Services : 1.10%
Schlumberger Limited	190,623	12,199,872

Oil, Gas & Consumable Fuels : 5.40%
Chevron Corporation	159,009	18,427,553
Exxon Mobil Corporation	312,236	26,024,871
Kinder Morgan Incorporated	166,801	3,020,766
Marathon Petroleum Corporation	40,943	2,445,935
ONEOK Incorporated	46,851	2,542,604
Valero Energy Corporation	95,081	7,500,940
		59,962,669

Financials : 14.24%
Banks : 5.45%
Bank of America Corporation	478,472	13,105,348
Citigroup Incorporated	236,654	17,394,069
Comerica Incorporated	28,650	2,251,031
JPMorgan Chase & Company	195,274	19,646,517
Popular Incorporated	62,279	2,284,394
Regions Financial Corporation	204,182	3,160,737
SunTrust Banks Incorporated	45,304	2,727,754
		60,569,850

Capital Markets : 1.98%
BGC Partners Incorporated	503,166	7,633,028
Eaton Vance Corporation	92,128	4,649,700
Lazard Limited Class A	95,265	4,528,898
Morgan Stanley	57,632	2,881,600
Thomson Reuters Corporation	47,786	2,238,296
		21,931,522

Consumer Finance : 0.86%
Synchrony Financial	292,440	9,539,393

Diversified Financial Services : 2.02%
Berkshire Hathaway Incorporated Class B †	120,255	22,480,470

Insurance : 3.70%
AFLAC Incorporated	104,712	8,784,290
Assured Guaranty Limited	178,001	6,603,837
Everest Reinsurance Group Limited	36,805	8,739,347
FNF Group	64,065	2,397,312
MetLife Incorporated	187,969	10,071,379
Principal Financial Group Incorporated	32,876	2,164,885

2

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Insurance (continued)
Prudential Financial Incorporated	21,077	$2,328,165
		41,089,215

Thrifts & Mortgage Finance : 0.23%
MGIC Investment Corporation †	178,267	2,549,218

Health Care : 14.76%
Biotechnology : 2.64%
AbbVie Incorporated	84,400	7,617,100
Amgen Incorporated	70,823	12,409,606
Gilead Sciences Incorporated	124,170	9,307,783
		29,334,489

Health Care Equipment & Supplies : 2.73%
Abbott Laboratories	238,296	12,922,792
Baxter International Incorporated	151,403	9,760,951
Medtronic plc	95,328	7,675,811
		30,359,554

Health Care Providers & Services : 3.51%
Anthem Incorporated	12,624	2,641,067
Cardinal Health Incorporated	48,895	3,026,601
Cigna Corporation	11,577	2,283,216
Humana Incorporated	25,951	6,626,588
McKesson Corporation	42,854	5,908,710
UnitedHealth Group Incorporated	88,101	18,520,592
		39,006,774

Pharmaceuticals : 5.88%
Bristol-Myers Squibb Company	121,144	7,469,739
Eli Lilly & Company	42,751	3,503,017
Johnson & Johnson	182,905	25,498,786
Merck & Company Incorporated	246,714	13,591,474
Pfizer Incorporated	433,099	15,184,451
		65,247,467

Industrials : 9.34%
Aerospace & Defense : 1.67%
The Boeing Company	60,576	15,627,396
United Technologies Corporation	23,989	2,872,923
		18,500,319

Air Freight & Logistics : 1.18%
FedEx Corporation	14,883	3,360,730
United Parcel Service Incorporated Class B	83,155	9,773,207
		13,133,937

Airlines : 1.28%
Delta Air Lines Incorporated	145,969	7,302,829
Hawaiian Holdings Incorporated	144,668	4,846,378
United Continental Holdings Incorporated †	35,527	2,077,619
		14,226,826

Building Products : 0.20%
Masco Corporation	56,218	2,238,601

3

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Commercial Services & Supplies : 1.18%
Tetra Tech Incorporated	52,339	$2,577,696
The Brink’s Company	28,685	2,182,929
Waste Management Incorporated	101,203	8,315,851
		13,076,476

Construction & Engineering : 0.27%
MasTec Incorporated †	70,148	3,054,945

Electrical Equipment : 0.78%
Eaton Corporation plc	73,270	5,863,065
Rockwell Automation Incorporated	13,736	2,758,464
		8,621,529

Industrial Conglomerates : 1.34%
3M Company	25,258	5,814,139
General Electric Company	331,685	6,686,770
Honeywell International Incorporated	16,769	2,417,419
		14,918,328

Machinery : 0.80%
Cummins Incorporated	33,142	5,862,157
Ingersoll-Rand plc	34,481	3,055,017
		8,917,174

Professional Services : 0.32%
Manpower Incorporated	28,722	3,540,848

Trading Companies & Distributors : 0.32%
Applied Industrial Technologies Incorporated	56,219	3,578,339

Information Technology : 25.17%

Communications Equipment : 1.14%
ARRIS International plc †	95,545	2,723,033
Cisco Systems Incorporated	291,796	9,964,833
		12,687,866

Electronic Equipment, Instruments & Components : 0.54%
Corning Incorporated	123,556	3,868,538
Jabil Circuit Incorporated	74,258	2,100,016
		5,968,554

Internet Software & Services : 5.87%
Alphabet Incorporated Class A †	18,752	19,371,566
Alphabet Incorporated Class C †	22,631	23,007,580
Facebook Incorporated Class A †	126,905	22,850,514
		65,229,660

IT Services : 2.91%
Accenture plc Class A	78,302	11,147,073
International Business Machines Corporation	72,035	11,097,712
Total System Services Incorporated	104,043	7,496,298
Visa Incorporated Class A	23,525	2,587,280
		32,328,363

Semiconductors & Semiconductor Equipment : 4.62%
Applied Materials Incorporated	132,951	7,502,425
Intel Corporation	442,107	20,111,447

4

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corporation	14,226	$2,967,117
Micron Technology Incorporated †	301,966	13,380,113
NVIDIA Corporation	11,808	2,442,012
Texas Instruments Incorporated	50,198	4,853,645
		51,256,759

Software : 4.87%
Microsoft Corporation	466,289	38,785,919
Oracle Corporation	301,027	15,322,274
		54,108,193

Technology Hardware, Storage & Peripherals : 5.22%
Apple Incorporated	261,981	44,285,268
HP Incorporated	420,371	9,058,995
Western Digital Corporation	51,954	4,637,934
		57,982,197

Materials : 3.46%
Chemicals : 1.35%
Huntsman Corporation	120,857	3,869,841
LyondellBasell Industries NV Class A	86,203	8,924,597
Stepan Company	27,714	2,213,240
		15,007,678

Containers & Packaging : 0.54%
Avery Dennison Corporation	56,516	6,000,304

Metals & Mining : 0.93%
Freeport-McMoRan Incorporated †	152,872	2,137,151
Newmont Mining Corporation	225,889	8,168,146
		10,305,297

Paper & Forest Products : 0.64%
Louisiana-Pacific Corporation †	263,323	7,157,119

Real Estate : 2.99%
Equity REITs : 2.99%
American Tower Corporation	80,938	11,628,362
Equinix Incorporated	21,341	9,891,554
GGP Incorporated	313,613	6,102,909
Prologis Incorporated	50,651	3,271,042
Weyerhaeuser Company	64,159	2,303,950
		33,197,817

Telecommunication Services : 1.70%
Diversified Telecommunication Services : 1.70%
AT&T Incorporated	494,410	16,636,897
Verizon Communications Incorporated	46,862	2,243,284
		18,880,181

Utilities : 2.78%
Electric Utilities : 2.39%
Avangrid Incorporated	164,022	8,484,858
Exelon Corporation	247,456	9,950,206

5

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name			Shares	Value
Electric Utilities (continued)
PG&E Corporation			140,308	$8,105,593
				26,540,657

Multi-Utilities : 0.39%
DTE Energy Company			39,551	4,368,801

Total Common Stocks (Cost $821,012,972)				1,099,565,707

		Yield
Short-Term Investments : 1.34%
Investment Companies : 1.34%
Securities Lending Cash Investment LLC (l)(r)(u)		1.26%	3,186,931	3,187,250
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.96	11,714,839	11,714,839
Total Short-Term Investments (Cost $14,902,089)				14,902,089

Total investments in securities (Cost $835,915,061)	100.33%			1,114,467,796
Other assets and liabilities, net	(0.33)			(3,673,054)

Total net assets	100.00%			$1,110,794,742

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	13,021,998	28,147,310	37,982,377	3,186,931	$3,187,250
Wells Fargo Government Money Market Fund Select Class	5,020,581	57,549,095	50,854,837	11,714,839	11,714,839

					$14,902,089	1.34%

Wells Fargo Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets Investments in :
Common stocks
Consumer discretionary	$116,759,085	$0	$0	$116,759,085
Consumer staples	83,709,361	0	0	83,709,361
Energy	72,162,541	0	0	72,162,541
Financials	158,159,668	0	0	158,159,668
Health care	163,948,284	0	0	163,948,284
Industrials	103,807,322	0	0	103,807,322
Information technology	279,561,592	0	0	279,561,592
Materials	38,470,398	0	0	38,470,398
Real estate	33,197,817	0	0	33,197,817
Telecommunication services	18,880,181	0	0	18,880,181
Utilities	30,909,458	0	0	30,909,458
Short-term investments
Investment companies	11,714,839	0	0	11,714,839
Investments measured at net asset value*				3,187,250

Total assets	$1,111,280,546	$0	$0	$1,114,467,796

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,187,250 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Endeavor Select Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.15%
Consumer Discretionary : 20.49%
Auto Components : 1.63%
Ferrari NV	22,500	$2,692,800

Internet & Direct Marketing Retail : 10.48%
Amazon.com Incorporated †	10,553	11,664,018
Ctrip.com International Limited ADR †	45,700	2,188,573
Netflix Incorporated †	17,600	3,457,168
		17,309,759

Media : 2.14%
Charter Communications Incorporated Class A †	10,600	3,542,202

Specialty Retail : 6.24%
The Home Depot Incorporated	40,583	6,727,850
The TJX Companies Incorporated	51,317	3,581,927
		10,309,777

Financials : 8.22%
Capital Markets : 6.77%
Intercontinental Exchange Incorporated	60,815	4,019,872
Raymond James Financial Incorporated	49,200	4,171,176
S&P Global Incorporated	19,178	3,000,782
		11,191,830

Consumer Finance : 1.45%
SLM Corporation †	225,700	2,390,163

Health Care : 13.23%
Biotechnology : 1.98%
Celgene Corporation †	32,379	3,269,308

Health Care Equipment & Supplies : 6.16%
Baxter International Incorporated	38,000	2,449,860
Boston Scientific Corporation †	100,600	2,830,884
Edwards Lifesciences Corporation †	23,200	2,371,736
Hologic Incorporated †	66,800	2,528,380
		10,180,860

Health Care Providers & Services : 5.09%
UnitedHealth Group Incorporated	40,000	8,408,800

Industrials : 6.37%
Aerospace & Defense : 1.88%
Northrop Grumman Corporation	10,500	3,103,065

Airlines : 0.99%
Spirit Airlines Incorporated †	44,300	1,643,087

Commercial Services & Supplies : 3.50%
Waste Connections Incorporated	81,860	5,785,046

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Endeavor Select Fund

Security name		Shares	Value
Information Technology : 43.26%
Communications Equipment : 1.55%
Harris Corporation		18,400	$2,563,488

Internet Software & Services : 13.99%
Alphabet Incorporated Class A †		8,599	8,883,111
Alphabet Incorporated Class C †		2,350	2,389,104
Facebook Incorporated Class A †		32,149	5,788,749
MercadoLibre Incorporated		8,000	1,922,480
Tencent Holdings Limited ADR «		91,600	4,126,580
			23,110,024

IT Services : 13.82%
Fidelity National Information Services Incorporated		28,400	2,634,384
FleetCor Technologies Incorporated †		26,800	4,429,236
PayPal Holdings Incorporated †		38,700	2,808,072
Total System Services Incorporated		62,400	4,495,920
Visa Incorporated Class A		77,058	8,474,839
			22,842,451

Semiconductors & Semiconductor Equipment : 2.32%
Broadcom Limited		14,500	3,826,695

Software : 11.58%
Activision Blizzard Incorporated		45,700	2,992,893
Electronic Arts Incorporated †		23,700	2,834,520
Microsoft Corporation		96,600	8,035,188
Salesforce.com Incorporated †		51,500	5,270,510
			19,133,111

Materials : 4.98%
Chemicals : 2.70%
The Sherwin-Williams Company		11,300	4,465,195

Construction Materials : 2.28%
Vulcan Materials Company		31,000	3,774,250

Real Estate : 1.60%
Equity REITs : 1.60%
SBA Communications Corporation †		16,800	2,640,624

Total Common Stocks (Cost $106,714,953)			162,182,535

Yield

Short-Term Investments : 1.58%
Investment Companies : 1.58%
Securities Lending Cash Investment LLC (l)(r)(u)	1.26%	1,379,862	1,380,000
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.96	1,224,981	1,224,981
Total Short-Term Investments (Cost $2,604,981)			2,604,981

2

Wells Fargo Endeavor Select Fund	Portfolio of investments — October 31, 2017 (unaudited)

		Value
Total investments in securities (Cost $109,319,934)	99.73%	$164,787,516
Other assets and liabilities, net	0.27	447,738

Total net assets	100.00%	$165,235,254

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	0	26,971,253	25,591,391	1,379,862	$1,380,000
Wells Fargo Government Money Market Fund Select Class	4,487,680	16,884,081	20,146,780	1,224,981	1,224,981

					$2,604,981	1.58%

Wells Fargo Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$33,854,538	$0	$0	$33,854,538
Financials	13,581,993	0	0	13,581,993
Health care	21,858,968	0	0	21,858,968
Industrials	10,531,198	0	0	10,531,198
Information technology	71,475,769	0	0	71,475,769
Materials	8,239,445	0	0	8,239,445
Real Estate	2,640,624	0	0	2,640,624
Short-term investments		0	0
Investment companies	1,224,981	0	0	1,224,981
Investments measured at net asset value*				1,380,000

Total assets	$163,407,516	$0	$0	$164,787,516

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,380,000 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Growth Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.45%
Consumer Discretionary : 12.05%
Diversified Consumer Services : 0.52%
Bright Horizons Family Solutions Incorporated †	110,400	$9,527,520
Grand Canyon Education Incorporated †	162,400	14,536,424
		24,063,944

Hotels, Restaurants & Leisure : 0.65%
Royal Caribbean Cruises Limited	89,000	11,015,530
The Habit Restaurants Incorporated Class A †«(l)	1,524,918	18,756,491
		29,772,021

Household Durables : 0.34%
Mohawk Industries Incorporated †	59,000	15,443,840

Internet & Direct Marketing Retail : 6.52%
Amazon.com Incorporated †	249,500	275,767,360
Netflix Incorporated †	114,000	22,393,020
Wayfair Incorporated Class A †«	20,000	1,398,000
		299,558,380

Multiline Retail : 1.17%
Dollar Tree Incorporated †	586,560	53,523,600

Specialty Retail : 2.85%
Burlington Stores Incorporated †	817,200	76,726,908
Five Below Incorporated †	132,200	7,304,050
The Home Depot Incorporated	283,300	46,965,474
		130,996,432

Consumer Staples : 3.97%
Beverages : 1.42%
Constellation Brands Incorporated Class A	298,000	65,288,820

Food & Staples Retailing : 1.17%
Costco Wholesale Corporation	331,500	53,398,020

Food Products : 0.54%
Blue Buffalo Pet Products Incorporated †«	859,600	24,868,228

Personal Products : 0.84%
The Estee Lauder Companies Incorporated Class A	345,800	38,663,898

Energy : 1.10%
Oil, Gas & Consumable Fuels : 1.10%
Concho Resources Incorporated †	376,900	50,583,749

Financials : 6.87%
Capital Markets : 6.70%
CME Group Incorporated	568,200	77,939,994
MarketAxess Holdings Incorporated	611,261	106,359,414
Morgan Stanley	952,070	47,603,500
Raymond James Financial Incorporated	410,800	34,827,624
TD Ameritrade Holding Corporation	405,880	20,289,941
The Charles Schwab Corporation	457,400	20,509,816
		307,530,289

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Growth Fund

Security name	Shares	Value
Thrifts & Mortgage Finance : 0.17%
LendingTree Incorporated †«	29,800	$7,987,890

Health Care : 8.34%
Biotechnology : 2.45%
Incyte Corporation †	99,000	11,211,750
Neurocrine Biosciences Incorporated †	397,100	24,663,881
Spark Therapeutics Incorporated †«	212,300	17,175,070
Vertex Pharmaceuticals Incorporated †	407,400	59,574,102
		112,624,803

Health Care Equipment & Supplies : 3.08%
Boston Scientific Corporation †	1,270,300	35,746,242
Edwards Lifesciences Corporation †	450,060	46,009,634
ICU Medical Incorporated †	63,500	12,134,850
Intuitive Surgical Incorporated †	17,600	6,606,336
Nevro Corporation †	467,300	40,926,134
		141,423,196

Health Care Providers & Services : 0.13%
Acadia Healthcare Company Incorporated †«	189,500	5,942,720

Health Care Technology : 2.11%
Veeva Systems Incorporated Class A †	1,590,600	96,931,164

Pharmaceuticals : 0.57%
Zoetis Incorporated	413,700	26,402,334

Industrials : 9.95%
Aerospace & Defense : 1.17%
The Boeing Company	207,800	53,608,244

Air Freight & Logistics : 0.72%
XPO Logistics Incorporated †	476,312	33,032,237

Commercial Services & Supplies : 2.99%
Copart Incorporated †	417,700	15,158,333
KAR Auction Services Incorporated	819,800	38,801,134
Waste Connections Incorporated	1,180,615	83,434,062
		137,393,529

Machinery : 1.45%
Fortive Corporation	137,300	9,921,298
Milacron Holdings Corporation †	1,996,900	35,844,355
Nordson Corporation	60,700	7,690,083
REV Group Incorporated «	511,300	13,191,540
		66,647,276

Road & Rail : 3.62%
CSX Corporation	446,700	22,527,081
Norfolk Southern Corporation	485,000	63,738,700
Union Pacific Corporation	690,300	79,929,837
		166,195,618

Information Technology : 52.14%
Internet Software & Services : 19.53%
2U Incorporated †	259,000	16,480,170
Alibaba Group Holding Limited ADR †	249,400	46,111,566
Alphabet Incorporated Class A †	268,185	277,045,832
Alphabet Incorporated Class C †	24,600	25,009,344

2

Wells Fargo Growth Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Internet Software & Services (continued)
Envestnet Incorporated †	1,548,300	$82,679,220
Facebook Incorporated Class A †	1,663,800	299,583,828
Five9 Incorporated †	160,100	4,039,323
LogMeIn Incorporated	693,481	83,945,875
MercadoLibre Incorporated	88,500	21,267,435
MongoDB Incorporated †	140,441	4,280,642
New Relic Incorporated †	48,700	2,499,771
Shopify Incorporated Class A †	56,000	5,571,440
Twilio Incorporated Class A †«	475,400	15,189,030
Wix.com Limited †	191,900	13,394,620
		897,098,096

IT Services : 11.89%
Cognizant Technology Solutions Corporation Class A	99,000	7,491,330
Euronet Worldwide Incorporated †	706,700	68,295,488
Global Payments Incorporated	629,000	65,384,550
MasterCard Incorporated Class A	839,900	124,951,923
PayPal Holdings Incorporated †	1,245,200	90,351,712
Square Incorporated Class A †	972,900	36,182,151
Switch Incorporated †«	735,278	14,065,868
Visa Incorporated Class A	1,266,200	139,256,676
		545,979,698

Semiconductors & Semiconductor Equipment : 7.63%
Broadcom Limited	61,500	16,230,465
Microchip Technology Incorporated «	1,885,440	178,739,712
Monolithic Power Systems Incorporated	552,000	67,161,840
NVIDIA Corporation	128,000	26,471,680
Texas Instruments Incorporated	639,600	61,842,924
		350,446,621

Software : 10.31%
Activision Blizzard Incorporated	154,600	10,124,754
Adobe Systems Incorporated †	186,900	32,737,404
Atlassian Corporation plc Class A †	85,300	4,125,961
BlackLine Incorporated †«	438,600	15,579,072
Electronic Arts Incorporated †	72,800	8,706,880
Forescout Technologies Incorporated †	59,423	1,536,085
Microsoft Corporation	1,433,400	119,230,212
Paycom Software Incorporated †«	198,500	16,316,700
Paylocity Holding Corporation †	853,100	45,564,071
Proofpoint Incorporated †	921,900	85,192,779
Salesforce.com Incorporated †	417,400	42,716,716
ServiceNow Incorporated †	143,600	18,146,732
Splunk Incorporated †	202,900	13,655,170
Ultimate Software Group Incorporated †	294,950	59,753,921
		473,386,457

Technology Hardware, Storage & Peripherals : 2.78%
Apple Incorporated	754,400	127,523,776

Materials : 3.57%
Chemicals : 3.57%
Ecolab Incorporated	223,200	29,163,312
PolyOne Corporation	1,040,400	47,931,228
Praxair Incorporated	594,600	86,882,952
		163,977,492

3

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Growth Fund

Security name			Shares	Value
Real Estate : 0.46%
Equity REITs : 0.46%
American Tower Corporation			39,000	$5,603,130
Equinix Incorporated			19,600	9,084,600
SBA Communications Corporation †			40,900	6,428,661
				21,116,391

Total Common Stocks (Cost $2,281,998,466)				4,521,408,763

		Yield
Short-Term Investments : 7.18%
Investment Companies : 7.18%
Securities Lending Cash Investment LLC (l)(r)(u)		1.26%	236,453,885	236,477,530
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.96	93,045,483	93,045,483
Total Short-Term Investments (Cost $329,516,872)				329,523,013

Total investments in securities (Cost $2,611,515,338)	105.63%			4,850,931,776
Other assets and liabilities, net	(5.63)			(258,441,251)

Total net assets	100.00%			$4,592,490,525

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Consumer discretionary
Hotels, Restaurants & Leisure
The Habit Restaurants Incorporated Class A	1,735,600	51,000	261,682	1,524,918	$18,756,491	0.41%

Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	92,492,281	608,895,835	464,934,231	236,453,885	236,477,530
Wells Fargo Government Money Market Fund Select Class	36,046,917	253,335,739	196,337,173	93,045,483	93,045,483

					329,523,013	7.18

					$348,279,504	7.59%

Wells Fargo Growth (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$553,358,217	$0	$0	$553,358,217
Consumer staples	182,218,966	0	0	182,218,966
Energy	50,583,749	0	0	50,583,749
Financials	315,518,179	0	0	315,518,179
Health care	383,324,217	0	0	383,324,217
Industrials	456,876,904	0	0	456,876,904
Information technology	2,394,434,648	0	0	2,394,434,648
Materials	163,977,492	0	0	163,977,492
Real estate	21,116,391	0	0	21,116,391
Short-term investments
Investment companies	93,045,483	0	0	93,045,483
Investments measured at net asset value*				236,477,530

Total assets	$4,614,454,246	$0	$0	$4,850,931,776

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $236,477,530 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Intrinsic Value Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.95%
Consumer Discretionary : 10.31%
Media : 4.15%
Comcast Corporation Class A	614,200	$22,129,626
The Walt Disney Company	163,300	15,972,373
		38,101,999

Specialty Retail : 3.91%
Advance Auto Parts Incorporated	192,000	15,694,080
The TJX Companies Incorporated	290,100	20,248,980
		35,943,060

Textiles, Apparel & Luxury Goods : 2.25%
Nike Incorporated Class B	376,600	20,709,234

Consumer Staples : 9.16%
Beverages : 2.35%
Anheuser-Busch InBev NV ADR «	175,600	21,560,168

Food Products : 6.81%
Mondelez International Incorporated Class A	587,100	24,323,553
Nestle SA ADR	205,700	17,326,111
TreeHouse Foods Incorporated «†	315,000	20,909,700
		62,559,364

Energy : 10.09%
Energy Equipment & Services : 3.31%
Schlumberger Limited	324,100	20,742,400
TechnipFMC plc	350,800	9,608,412
		30,350,812

Oil, Gas & Consumable Fuels : 6.78%
Chevron Corporation	164,900	19,110,261
Concho Resources Incorporated †	102,500	13,756,525
EOG Resources Incorporated	294,800	29,441,676
		62,308,462

Financials : 18.60%

Banks : 10.38%
Bank of America Corporation	581,900	15,938,241
BB&T Corporation	571,900	28,160,356
CIT Group Incorporated	490,500	22,867,110
US Bancorp	521,700	28,370,046
		95,335,753

Capital Markets : 2.90%
Intercontinental Exchange Incorporated	89,713	5,909,115
UBS Group AG «	1,221,500	20,777,715
		26,686,830

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Intrinsic Value Fund

Security name	Shares	Value
Consumer Finance : 2.89%
Synchrony Financial	813,100	$26,523,322

Insurance : 2.43%
The Allstate Corporation	237,900	22,329,294

Health Care : 10.06%
Biotechnology : 2.00%
Gilead Sciences Incorporated	245,300	18,387,688

Health Care Equipment & Supplies : 1.61%
Abbott Laboratories	272,200	14,761,406

Health Care Providers & Services : 2.63%
Cigna Corporation	122,600	24,179,172

Pharmaceuticals : 3.82%
Eli Lilly & Company	147,500	12,086,150
Merck & Company Incorporated	417,800	23,016,602
		35,102,752

Industrials : 12.37%
Aerospace & Defense : 2.94%
General Dynamics Corporation	72,300	14,675,454
Lockheed Martin Corporation	40,200	12,388,032
		27,063,486

Air Freight & Logistics : 2.10%
United Parcel Service Incorporated Class B	163,900	19,263,167

Electrical Equipment : 1.25%
Sensata Technologies Holding NV †	235,000	11,493,850

Industrial Conglomerates : 2.99%
Honeywell International Incorporated	190,500	27,462,480

Trading Companies & Distributors : 3.09%
AerCap Holdings NV †	539,200	28,383,488

Information Technology : 17.87%
Communications Equipment : 5.23%
Cisco Systems Incorporated	684,500	23,375,675
Motorola Solutions Incorporated	272,300	24,654,042
		48,029,717

Internet Software & Services : 3.50%
Alphabet Incorporated Class C †	31,600	32,125,824

IT Services : 3.20%
Accenture plc Class A	147,300	20,969,628
The Western Union Company	425,500	8,450,430
		29,420,058

Software : 4.44%
Microsoft Corporation	363,300	30,219,294

2

Wells Fargo Intrinsic Value Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name			Shares	Value
Software (continued)
Oracle Corporation			208,300	$10,602,470
				40,821,764

Technology Hardware, Storage & Peripherals : 1.50%
Apple Incorporated			81,400	13,759,856

Materials : 2.97%
Construction Materials : 2.97%
Vulcan Materials Company			224,100	27,284,175

Real Estate : 1.25%
Equity REITs : 1.25%
Crown Castle International Corporation			107,200	11,478,975

Telecommunication Services : 2.74%
Diversified Telecommunication Services : 2.74%
Verizon Communications Incorporated			525,000	25,131,750

Utilities : 3.53%
Electric Utilities : 2.54%
NextEra Energy Incorporated			150,600	23,353,542

Multi-Utilities : 0.99%
WEC Energy Group Incorporated			134,400	9,057,216

Total Common Stocks (Cost $737,830,723)				908,968,664

		Yield
Short-Term Investments : 4.27%
Investment Companies : 4.27%
Securities Lending Cash Investment LLC (l)(r)(u)		1.26%	33,358,786	33,362,122
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.96	5,881,595	5,881,595
Total Short-Term Investments (Cost $39,243,717)				39,243,717

Total investments in securities (Cost $777,074,440)	103.22%			948,212,381
Other assets and liabilities, net	(3.22)			(29,606,439)

Total net assets	100.00%			$918,605,942

« All or a portion of this security is on loan.
† Non-income-earning security
(l) The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r) The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u) The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability compnay
plc	Public limited company

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	17,030,618	136,496,236	120,168,068	33,358,786	33,362,122
Wells Fargo Government Money Market Fund Select Class	9,318,825	42,252,621	45,689,851	5,881,595	5,881,595

					$39,243,717	4.27%

Wells Fargo Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$94,754,293	$0	$0	$94,754,293
Consumer staples	84,119,532	0	0	84,119,532
Energy	92,659,274	0	0	92,659,274
Financials	170,875,199	0	0	170,875,199
Health care	92,431,018	0	0	92,431,018
Industrials	113,666,471	0	0	113,666,471
Information technology	164,157,219	0	0	164,157,219
Materials	27,284,175	0	0	27,284,175
Real estate	11,478,975	0	0	11,478,975
Telecommunication services	25,131,750	0	0	25,131,750
Utilities	32,410,758	0	0	32,410,758
Short-term investments
Investment companies	5,881,595	0	0	5,881,595
Investments measured at net asset value*				33,362,122

Total assets	$914,850,259	$0	$0	$948,212,381

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $33,362,122 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Cap Core Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.88%
Consumer Discretionary : 13.61%
Auto Components : 2.36%
Lear Corporation	147,401	$25,882,142

Automobiles : 2.04%
General Motors Company	520,910	22,388,712

Media : 1.86%
Comcast Corporation Class A	566,396	20,407,248

Multiline Retail : 1.88%
Target Corporation	348,631	20,583,174

Specialty Retail : 5.47%
Lowe’s Companies Incorporated	259,469	20,744,547
The Home Depot Incorporated	144,814	24,007,265
The TJX Companies Incorporated	218,416	15,245,437
		59,997,249

Consumer Staples : 4.74%
Food & Staples Retailing : 4.74%
CVS Health Corporation	192,489	13,191,271
Sysco Corporation	325,574	18,108,426
Wal-Mart Stores Incorporated	237,254	20,714,647
		52,014,344

Energy : 4.98%
Oil, Gas & Consumable Fuels : 4.98%
Chevron Corporation	157,432	18,244,794
Exxon Mobil Corporation	197,886	16,493,798
Valero Energy Corporation	252,049	19,884,146
		54,622,738

Financials : 11.97%
Banks : 8.05%
Bank of America Corporation	800,181	21,916,958
Citizens Financial Group Incorporated	505,721	19,222,455
JPMorgan Chase & Company	260,292	26,187,978
SunTrust Banks Incorporated	348,065	20,956,994
		88,284,385

Insurance : 3.92%
Lincoln National Corporation	293,764	22,261,436
Prudential Financial Incorporated	187,917	20,757,312
		43,018,748

Health Care : 15.51%
Biotechnology : 3.23%
Amgen Incorporated	103,477	18,131,240
Gilead Sciences Incorporated	230,764	17,298,069
		35,429,309

Health Care Providers & Services : 7.12%
Aetna Incorporated	164,484	27,967,215

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Large Cap Core Fund

Security name	Shares	Value
Health Care Providers & Services (continued)
Centene Corporation †	270,082	$25,298,581
UnitedHealth Group Incorporated	117,712	24,745,417
		78,011,213

Life Sciences Tools & Services : 1.89%
Agilent Technologies Incorporated	305,144	20,758,946

Pharmaceuticals : 3.27%
Johnson & Johnson	152,399	21,245,945
Merck & Company Incorporated	264,882	14,592,349
		35,838,294

Industrials : 9.28%
Aerospace & Defense : 2.24%
Northrop Grumman Corporation	83,042	24,541,402

Airlines : 1.63%
Delta Air Lines Incorporated	357,467	17,884,074

Construction & Engineering : 1.82%
EMCOR Group Incorporated	248,222	19,984,353

Machinery : 3.59%
Stanley Black & Decker Incorporated	135,640	21,912,642
The Toro Company	276,497	17,377,836
		39,290,478

Information Technology : 27.09%
Electronic Equipment, Instruments & Components : 4.32%
CDW Corporation of Delaware	397,419	27,819,330
Jabil Circuit Incorporated	692,980	19,597,474
		47,416,804

Internet Software & Services : 1.95%
Alphabet Incorporated Class C †	21,032	21,381,972

Semiconductors & Semiconductor Equipment : 7.15%
Analog Devices Incorporated	232,115	21,192,100
Intel Corporation	451,894	20,556,658
NVIDIA Corporation	176,963	36,597,718
		78,346,476

Software : 6.92%
Electronic Arts Incorporated †	220,448	26,365,581
Microsoft Corporation	284,109	23,632,187
VMware Incorporated Class A †«	216,393	25,900,078
		75,897,846

Technology Hardware, Storage & Peripherals : 6.75%
Apple Incorporated	174,385	29,478,040
HP Incorporated	1,011,120	21,789,636
NetApp Incorporated	512,182	22,751,124
		74,018,800

2

Wells Fargo Large Cap Core Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name			Shares	Value
Materials : 6.07%
Chemicals : 2.16%
DowDuPont Incorporated			327,354	$23,670,968

Containers & Packaging : 2.28%
Avery Dennison Corporation			234,946	24,944,217

Metals & Mining : 1.63%
Nucor Corporation			309,838	17,917,932

Real Estate : 3.81%
Equity REITs : 3.81%
American Tower Corporation			148,308	21,307,410
Prologis Incorporated			317,316	20,492,267
				41,799,677

Utilities : 1.82%
Multi-Utilities : 1.82%
CenterPoint Energy Incorporated			673,192	19,913,019

Total Common Stocks (Cost $781,047,420)				1,084,244,520

		Yield
Short-Term Investments : 3.29%
Investment Companies : 3.29%
Securities Lending Cash Investment LLC (l)(r)(u)		1.26%	23,529,391	23,531,744
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.96	12,563,387	12,563,387
Total Short-Term Investments (Cost $36,095,131)				36,095,131

Total investments in securities (Cost $817,142,551)	102.17%			1,120,339,651
Other assets and liabilities, net	(2.17)			(23,799,915)

Total net assets	100.00%			$1,096,539,736

† Non-income-earning security
« All or a portion of this security is on loan.
(l) The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r) The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u) The rate represents the 7-day annualized yield at period end.

Abbreviations:
LLC	Limited liability company
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	19,847,049	56,702,305	53,019,963	23,529,391	$23,531,744
Wells Fargo Government Money Market Fund Select Class	7,987,308	36,460,108	31,884,029	12,563,387	12,563,387

					$36,095,131	3.29%

Wells Fargo Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$149,258,525	$0	$0	$149,258,525
Consumer staples	52,014,344	0	0	52,014,344
Energy	54,622,738	0	0	54,622,738
Financials	131,303,133	0	0	131,303,133
Health care	170,037,762	0	0	170,037,762
Industrials	101,700,307	0	0	101,700,307
Information technology	297,061,898	0	0	297,061,898
Materials	66,533,117	0	0	66,533,117
Real estate	41,799,677	0	0	41,799,677
Utilities	19,913,019	0	0	19,913,019
Short-term investments
Investment companies	12,563,387	0	0	12,563,387
Investments measured at net asset value*				23,531,744

Total assets	$1,096,807,907	$0	$0	$1,120,339,651

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $23,531,744 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Cap Growth Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 97.73%
Consumer Discretionary : 15.16%
Hotels, Restaurants & Leisure : 1.54%
Marriott International Incorporated Class A	63,790	$7,621,629
Norwegian Cruise Line Holdings Limited †	170,000	9,477,500
		17,099,129

Household Durables : 0.89%
Mohawk Industries Incorporated †	38,000	9,946,880

Internet & Direct Marketing Retail : 8.79%
Amazon.com Incorporated †	62,000	68,527,360
Netflix Incorporated †	52,000	10,214,360
The Priceline Group Incorporated †	9,940	19,004,882
		97,746,602

Multiline Retail : 2.21%
Dollar Tree Incorporated †	269,000	24,546,250

Specialty Retail : 1.73%
The Home Depot Incorporated	116,000	19,230,480

Consumer Staples : 2.58%
Beverages : 0.16%
Constellation Brands Incorporated Class A	8,000	1,752,720

Food & Staples Retailing : 1.12%
Costco Wholesale Corporation	77,350	12,459,538

Personal Products : 1.30%
The Estee Lauder Companies Incorporated Class A	129,000	14,423,490

Energy : 1.43%
Oil, Gas & Consumable Fuels : 1.43%
Concho Resources Incorporated †	118,460	15,898,517

Financials : 6.03%
Capital Markets : 5.44%
Charles Schwab Corporation	413,150	18,525,646
CME Group Incorporated	137,360	18,841,671
Morgan Stanley	354,640	17,732,000
Raymond James Financial Incorporated	64,000	5,425,920
		60,525,237

Insurance : 0.59%
The Progressive Corporation	135,000	6,567,750

Health Care : 7.13%
Biotechnology : 2.65%
Alexion Pharmaceuticals Incorporated †	54,000	6,461,640
BioMarin Pharmaceutical Incorporated †	41,420	3,400,168
Incyte Corporation †	24,110	2,730,458
Vertex Pharmaceuticals Incorporated †	115,580	16,901,263
		29,493,529

Health Care Equipment & Supplies : 2.13%
Boston Scientific Corporation †	408,190	11,486,467

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Large Cap Growth Fund

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corporation †	118,580	$12,122,433
		23,608,900

Pharmaceuticals : 2.35%
Bristol-Myers Squibb Company	119,000	7,337,540
Zoetis Incorporated	295,000	18,826,900
		26,164,440

Industrials : 12.35%
Aerospace & Defense : 1.55%
The Boeing Company	67,000	17,284,660

Air Freight & Logistics : 1.23%
FedEx Corporation	60,650	13,695,377

Airlines : 0.89%
Southwest Airlines Company	183,000	9,856,380

Commercial Services & Supplies : 1.84%
KAR Auction Services Incorporated	105,550	4,995,682
Waste Connections Incorporated	217,960	15,403,233
		20,398,915

Electrical Equipment : 1.26%
Rockwell Automation Incorporated	70,000	14,057,400

Industrial Conglomerates : 1.35%
3M Company	65,000	14,962,350

Machinery : 0.79%
Fortive Corporation	121,000	8,743,460

Road & Rail : 3.44%
CSX Corporation	105,592	5,325,005
Norfolk Southern Corporation	63,110	8,293,916
Union Pacific Corporation	213,000	24,663,270
		38,282,191

Information Technology : 48.69%
Internet Software & Services : 14.80%
Alibaba Group Holding Limited ADR †	16,000	2,958,240
Alphabet Incorporated Class A †	47,500	49,069,400
Alphabet Incorporated Class C †	34,500	35,074,080
Facebook Incorporated Class A †	405,000	72,924,300
Shopify Incorporated Class A †	45,700	4,546,693
		164,572,713

IT Services : 9.83%
MasterCard Incorporated Class A	260,000	38,680,200
PayPal Holdings Incorporated †	330,000	23,944,800
Square Incorporated Class A †	263,640	9,804,772
Visa Incorporated Class A	335,000	36,843,300
		109,273,072

Semiconductors & Semiconductor Equipment : 9.07%
Broadcom Limited	102,000	26,918,819
Microchip Technology Incorporated	355,180	33,671,064
NVIDIA Corporation	61,140	12,644,363

2

Wells Fargo Large Cap Growth Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Incorporated			285,000	$27,556,650
				100,790,896

Software : 12.56%
Activision Blizzard Incorporated			140,530	9,203,310
Adobe Systems Incorporated †			110,000	19,267,600
Microsoft Corporation			730,000	60,721,400
Salesforce.com Incorporated †			173,000	17,704,820
ServiceNow Incorporated †			138,730	17,531,310
Splunk Incorporated †			53,310	3,587,763
The Ultimate Software Group Incorporated †			28,000	5,672,520
VMware Incorporated Class A †«			50,000	5,984,500
				139,673,223

Technology Hardware, Storage & Peripherals : 2.43%
Apple Incorporated			160,000	27,046,400

Materials : 4.01%
Chemicals : 4.01%
Ecolab Incorporated			162,150	21,186,519
Praxair Incorporated			160,000	23,379,200
				44,565,719

Telecommunication Services : 0.35%
Wireless Telecommunication Services : 0.35%
T-Mobile US Incorporated †			65,000	3,885,050

Total Common Stocks (Cost $551,621,819)				1,086,551,268

		Yield
Short-Term Investments : 1.70%
Investment Companies : 1.70%
Securities Lending Cash Investment LLC (l)(r)(u)		1.26%	2,217,028	2,217,250
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.96	16,685,598	16,685,598
Total Short-Term Investments (Cost $18,902,848)				18,902,848

Total investments in securities (Cost $570,524,667)	99.43%			1,105,454,116
Other assets and liabilities, net	0.57			6,334,233

Total net assets	100.00%			$1,111,788,349

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR                  American depositary receipt

LLC                  Limited liability company

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	3,647,110	102,492,526	103,922,608	2,217,028	$2,217,250
Wells Fargo Government Money Market Fund Select Class	14,826,435	55,527,185	53,668,022	16,685,598	16,685,598

					$18,902,848	1.70%

Wells Fargo Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$168,569,341	$0	$0	$168,569,341
Consumer staples	28,635,748	0	0	28,635,748
Energy	15,898,517	0	0	15,898,517
Financials	67,092,987	0	0	67,092,987
Health care	79,266,869	0	0	79,266,869
Industrials	137,280,733	0	0	137,280,733
Information technology	541,356,304	0	0	541,356,304
Materials	44,565,719	0	0	44,565,719
Telecommunication services	3,885,050	0	0	3,885,050
Short-term investments
Investment companies	16,685,598	0	0	16,685,598
Investments measured at net asset value*				2,217,250

Total assets	$1,103,236,866	$0	$0	$1,105,454,116

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,217,250 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.26%
Consumer Discretionary : 6.18%
Automobiles : 1.56%
General Motors Company	94,332	$4,054,389

Hotels, Restaurants & Leisure : 1.20%
Scientific Games Corporation Class A †	12,569	598,284
Yum China Holdings Incorporated	62,731	2,531,196
		3,129,480

Media : 2.91%
Live Nation Incorporated †	40,886	1,789,989
The Walt Disney Company	40,630	3,974,020
Viacom Incorporated Class B	76,384	1,835,508
		7,599,517

Specialty Retail : 0.51%
Lowe’s Companies Incorporated	3,440	275,028
Office Depot Incorporated	340,500	1,055,550
		1,330,578

Consumer Staples : 7.81%
Beverages : 2.17%
PepsiCo Incorporated	51,472	5,673,759

Food & Staples Retailing : 1.89%
US Foods Holding Corporation †	166,561	4,543,784
Walgreens Boots Alliance Incorporated	5,760	381,715
		4,925,499

Food Products : 0.71%
Bunge Limited	14,590	1,003,500
Sanderson Farms Incorporated	5,668	847,763
		1,851,263

Household Products : 2.02%
The Procter & Gamble Company	60,937	5,261,301

Tobacco : 1.02%
Philip Morris International	25,551	2,673,657

Energy : 9.39%
Energy Equipment & Services : 0.47%
Baker Hughes Incorporated	39,082	1,228,347

Oil, Gas & Consumable Fuels : 8.92%
Chevron Corporation	44,424	5,148,297
Devon Energy Corporation	140,251	5,175,262
Exxon Mobil Corporation	134,450	11,206,408
Marathon Petroleum Corporation	11,357	678,467
The Williams Companies Incorporated	33,739	961,562
Ultra Petroleum Corporation †	13,135	104,292
		23,274,288

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Large Company Value Fund

Security name	Shares	Value
Financials : 26.85%
Banks : 11.08%
Bank of America Corporation	409,310	$11,211,001
Citigroup Incorporated	14	1,029
Comerica Incorporated	9,472	744,215
JPMorgan Chase & Company	127,754	12,853,330
US Bancorp	75,274	4,093,400
		28,902,975

Capital Markets : 2.17%
Bank of New York Mellon Corporation	110,308	5,675,347

Consumer Finance : 1.75%
Capital One Financial Corporation	24,634	2,270,762
Discover Financial Services	34,464	2,292,890
		4,563,652

Diversified Financial Services : 4.89%
Berkshire Hathaway Incorporated Class B †	68,333	12,774,171

Insurance : 4.11%
American International Group Incorporated	4,734	305,864
Assured Guaranty Limited	56,156	2,083,388
Chubb Limited	2,665	401,935
CNO Financial Group Incorporated	112,197	2,689,362
FNF Group	27,761	1,038,817
The Progressive Corporation	47,627	2,317,054
The Travelers Companies Incorporated	1,944	257,483
Unum Group	31,134	1,620,213
		10,714,116

Mortgage REITs : 0.10%
Annaly Capital Management Incorporated	1	11
Invesco Mortgage Capital Incorporated	15,833	272,644
		272,655

Thrifts & Mortgage Finance : 2.75%
Essent Group Limited †	16,004	682,090
MGIC Investment Corporation †	246,492	3,524,836
Radian Group Incorporated	141,579	2,967,496
		7,174,422

Health Care : 14.23%
Biotechnology : 3.93%
Amgen Incorporated	27,005	4,731,816
Biogen Incorporated	16,688	5,200,982
Gilead Sciences Incorporated	4,299	322,253
		10,255,051

Health Care Equipment & Supplies : 1.90%
Baxter International Incorporated	76,690	4,944,204

Health Care Providers & Services : 0.03%
Magellan Health Services Incorporated †	979	83,509

Pharmaceuticals : 8.37%
Johnson & Johnson	77,941	10,865,755
Merck & Company Incorporated	134,674	7,419,191

2

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Pfizer Incorporated	101,296	$3,551,438
		21,836,384

Industrials : 6.17%
Aerospace & Defense : 1.64%
Spirit AeroSystems Holdings Incorporated Class A	21,180	1,696,518
The Boeing Company	10,051	2,592,957
		4,289,475

Airlines : 2.21%
Delta Air Lines Incorporated	16,082	804,582
Southwest Airlines Company	91,971	4,953,558
		5,758,140

Commercial Services & Supplies : 0.35%
Waste Management Incorporated	11,038	906,992

Industrial Conglomerates : 1.97%
Honeywell International Incorporated	35,754	5,154,297

Information Technology : 9.20%
Communications Equipment : 0.45%
Harris Corporation	8,430	1,174,468

Electronic Equipment, Instruments & Components : 0.30%
Arrow Electronics Incorporated †	5,778	482,983
Insight Enterprises Incorporated †	6,796	306,160
		789,143

Internet Software & Services : 0.64%
eBay Incorporated †	19,302	726,527
Etsy Incorporated †	56,606	945,320
		1,671,847

IT Services : 0.98%
Black Knight Incorporated †	8,512	386,019
Cognizant Technology Solutions Corporation Class A	28,465	2,153,947
		2,539,966

Semiconductors & Semiconductor Equipment : 4.80%
Intel Corporation	206,181	9,379,174
Micron Technology Incorporated †	71,074	3,149,289
		12,528,463

Software : 2.03%
Dell Technologies Incorporated Class V †	16,626	1,376,134
Oracle Corporation	77,049	3,921,794
		5,297,928

Materials : 1.94%
Metals & Mining : 0.68%
Freeport-McMoRan Incorporated †	115,325	1,612,244

3

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Large Company Value Fund

Security name		Shares	Value
Metals & Mining (continued)
Tahoe Resources Incorporated		34,984	$167,923
			1,780,167

Paper & Forest Products : 1.26%
Louisiana-Pacific Corporation †		120,360	3,271,385

Real Estate : 7.06%
Equity REITs : 5.72%
CoreCivic Incorporated		55,792	1,375,831
Liberty Property Trust		33,212	1,424,131
Park Hotels & Resorts Incorporated		100,003	2,879,086
Rayonier Incorporated		136,098	4,080,218
Weyerhaeuser Company		30,559	1,097,374
Xenia Hotels & Resorts Incorporated		186,720	4,063,027
			14,919,667

Real Estate Management & Development : 1.34%
CBRE Group Incorporated Class A †		73,028	2,871,461
Realogy Holdings Corporation		19,720	637,548
			3,509,009

Telecommunication Services : 2.23%
Diversified Telecommunication Services : 1.51%
Verizon Communications Incorporated		82,580	3,953,105

Wireless Telecommunication Services : 0.72%
T-Mobile US Incorporated †		30,135	1,801,169
Telephone & Data Systems Incorporated		2,248	65,529
			1,866,698

Utilities : 7.20%
Electric Utilities : 3.40%
American Electric Power Company Incorporated		66,511	4,949,084
Avangrid Incorporated		25,474	1,317,770
Exelon Corporation		17,045	685,379
PG&E Corporation		25,763	1,488,329
PPL Corporation		11,639	437,161
			8,877,723

Gas Utilities : 0.83%
UGI Corporation		45,219	2,164,181

Independent Power & Renewable Electricity Producers : 2.01%
Vistra Energy Corporation		270,218	5,253,038

Multi-Utilities : 0.96%
MDU Resources Group Incorporated		91,265	2,496,094

Total Common Stocks (Cost $226,607,662)			256,400,350

Yield
Short-Term Investments : 1.66%
Investment Companies : 1.66%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.96%	4,334,845	4,334,845

Total Short-Term Investments (Cost $4,334,845)			4,334,845

4

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2017 (unaudited)

Total investments in securities (Cost $230,942,507)	99.92%	260,735,195
Other assets and liabilities, net	0.08	221,226

Total net assets	100.00%	$260,956,421

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT                 Real estate investment trust

5

Written Options (list by expiration date, then counterparty)

Description	Counterparty		Number of contracts		Notional amount			Exercise price			Expiration date		Value
Call
[name]	[counterparty	]	[amount	]	$	[amount	]	$	[amount	]	[x-x-20xx	]	$	[amount	]
[name]	[counterparty	]	[amount	]		[amount	]		[amount	]	[x-x-20xx	]		[amount	]
Put
[name]	[counterparty	]	[amount	]	$	[amount	]	$	[amount	]	[x-x-20xx	]	$	[amount	]
[name]	[counterparty	]	[amount	]		[amount	]		[amount	]	[x-x-20xx	]		[amount	]

													$	[amount	]
tie to BS

OR if only one of each type

Description	Counterparty		Number of contracts		Notional amount			Exercise price			Expiration date		Value
Call - [name]	[counterparty	]	[amount	]	$	[amount	]	$	[amount	]	[x-x-20xx	]	$	[amount	]
Put - [name]	[counterparty	]	[amount	]		[amount	]		[amount	]	[x-x-20xx	]		[amount	]

													$	[amount	]
tie to BS

list in order of issuer name

purchased options listed with main SOI but needs to show same info as above

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	7,807,982	16,748,795	20,221,932	4,334,845	$4,334,845	1.66%

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains
Long
S&P 500	41	12-15-2017	$5,050,979	$5,274,035	$223,056

Wells Fargo Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$16,113,964	$0	$0	$16,113,964
Consumer staples	20,385,479	0	0	20,385,479
Energy	24,502,635	0	0	24,502,635
Financials	70,077,338	0	0	70,077,338
Health care	37,119,148	0	0	37,119,148
Industrials	16,108,904	0	0	16,108,904
Information technology	24,001,815	0	0	24,001,815
Materials	5,051,552	0	0	5,051,552
Real estate	18,428,676	0	0	18,428,676
Telecommunication services	5,819,803	0	0	5,819,803
Utilities	18,791,036	0	0	18,791,036
Short-term investments
Investment companies	4,334,845	0	0	4,334,845

	260,735,195	0	0	260,735,195
Futures contracts	223,056	0	0	223,056

Total assets	$260,958,251	$0	$0	$260,958,251

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 97.39%
Consumer Discretionary : 9.89%
Auto Components : 0.32%
Visteon Corporation †	984	$124,023

Diversified Consumer Services : 0.33%
H&R Block Incorporated	5,128	126,867

Hotels, Restaurants & Leisure : 5.52%
Aramark	9,824	429,211
Darden Restaurants Incorporated	5,270	433,563
Hilton Grand Vacations Incorporated †	2,742	112,312
McDonald’s Corporation	5,973	996,953
Six Flags Entertainment Corporation	1,524	95,692
Yum China Holdings Incorporated	2,134	86,107
		2,153,838

Household Durables : 0.64%
NVR Incorporated †	76	249,384

Media : 1.03%
Cable One Incorporated	11	7,808
Live Nation Incorporated †	6,843	299,587
The Walt Disney Company	955	93,409
		400,804

Specialty Retail : 1.99%
Best Buy Company Incorporated	4,437	248,383
Murphy USA Incorporated †	437	32,495
The Gap Incorporated	4,454	115,759
ULTA Beauty Incorporated †	1,881	379,567
		776,204

Textiles, Apparel & Luxury Goods : 0.06%
Michael Kors Holdings Limited †	14	683
PVH Corporation	195	24,728
		25,411

Consumer Staples : 25.28%
Beverages : 4.50%
Dr Pepper Snapple Group Incorporated	6,787	581,374
PepsiCo Incorporated	8,836	973,992
The Coca-Cola Company	4,347	199,875
		1,755,241

Food & Staples Retailing : 6.55%
Costco Wholesale Corporation	4,903	789,775
Sprouts Farmers Market Incorporated †	2,327	43,026
Sysco Corporation	11,308	628,951
US Foods Holding Corporation †	24,747	675,098
Wal-Mart Stores Incorporated	4,783	417,604
		2,554,454

Food Products : 3.64%
Blue Buffalo Pet Products Incorporated †	1,218	35,237
Bunge Limited	4,481	308,203
Flowers Foods Incorporated	12,847	244,478
Lamb Weston Holdings Incorporated	5,782	294,824

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

Security name	Shares	Value
Food Products (continued)
McCormick & Company Incorporated	4,416	$439,524
Pilgrim’s Pride Corporation †	197	6,261
The Hershey Company	313	33,234
Tyson Foods Incorporated Class A	818	59,640
		1,421,401

Household Products : 6.02%
Colgate-Palmolive Company	7,821	550,989
Kimberly-Clark Corporation	6,401	720,177
The Clorox Company	1,354	171,322
The Procter & Gamble Company	10,467	903,721
		2,346,209

Tobacco : 4.57%
Altria Group Incorporated	14,920	958,162
Philip Morris International	7,870	823,517
		1,781,679

Energy : 0.29%
Energy Equipment & Services : 0.29%
Baker Hughes Incorporated	3,549	111,545

Financials : 17.11%
Banks : 1.22%
BankUnited Incorporated	5,691	198,331
US Bancorp	5,095	277,066
		475,397

Capital Markets : 4.72%
CBOE Holdings Incorporated	8,841	999,563
CME Group Incorporated	3,719	510,135
Intercontinental Exchange Incorporated	4,127	272,795
LPL Financial Holdings Incorporated	1,140	56,555
		1,839,048

Insurance : 9.50%
American Financial Group Incorporated	6,364	671,338
American National Insurance Company	202	24,589
Aon plc	1,358	194,778
Aspen Insurance Holdings Limited	1,616	69,326
Assurant Incorporated	544	54,754
Assured Guaranty Limited	846	31,387
Axis Capital Holdings Limited	9,918	539,440
Everest Reinsurance Group Limited	1,659	393,930
FNF Group	2,069	77,422
ProAssurance Corporation	324	18,160
RenaissanceRe Holdings Limited	3,845	531,994
The Progressive Corporation	13,981	680,176
Unum Group	303	15,768
Validus Holdings Limited	5,242	273,003
White Mountain Insurance Group Limited	145	128,927
		3,704,992

Mortgage REITs : 1.67%
Chimera Investment Corporation	16,726	306,086
MFA Financial Incorporated	42,071	346,665
		652,751

2

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Health Care : 12.07%
Health Care Equipment & Supplies : 3.69%
Baxter International Incorporated	15,398	$992,709
Hologic Incorporated †	331	12,528
IDEXX Laboratories Incorporated †	2,047	340,150
Teleflex Incorporated	397	94,081
		1,439,468

Health Care Providers & Services : 3.17%
AmerisourceBergen Corporation	4,041	310,955
Cigna Corporation	104	20,511
Humana Incorporated	3,364	858,997
Laboratory Corporation of America Holdings †	295	45,344
		1,235,807

Life Sciences Tools & Services : 0.66%
Bio-Rad Laboratories Incorporated Class A †	1,167	256,495

Pharmaceuticals : 4.55%
Eli Lilly & Company	470	38,512
Johnson & Johnson	6,523	909,371
Merck & Company Incorporated	14,980	825,248
		1,773,131

Industrials : 7.81%
Aerospace & Defense : 0.58%
Lockheed Martin Corporation	495	152,539
The Boeing Company	282	72,750
		225,289

Air Freight & Logistics : 2.49%
Expeditors International of Washington Incorporated	6,883	401,830
United Parcel Service Incorporated Class B	4,841	568,963
		970,793

Airlines : 0.72%
Southwest Airlines Company	5,221	281,203

Commercial Services & Supplies : 3.48%
Republic Services Incorporated	5,506	358,275
Waste Management Incorporated	12,162	999,352
		1,357,627

Industrial Conglomerates : 0.30%
3M Company	505	116,246

Machinery : 0.11%
Fortive Corporation	618	44,657

Trading Companies & Distributors : 0.13%
MSC Industrial Direct Company Class A	619	51,315

Information Technology : 6.09%
Communications Equipment : 0.20%
Motorola Solutions Incorporated	853	77,231

Internet Software & Services : 0.13%
eBay Incorporated †	1,323	49,798

3

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

Security name	Shares	Value
IT Services : 2.77%
Amdocs Limited	10,291	$669,944
Black Knight Incorporated †	634	28,752
Booz Allen Hamilton Holding Corporation	6,302	238,153
Square Incorporated Class A †	3,835	142,624
		1,079,473

Software : 2.99%
Atlassian Corporation plc Class A †	2,944	142,401
Dell Technologies Incorporated Class V †	9,882	817,933
Electronic Arts Incorporated †	1,727	206,549
		1,166,883

Materials : 0.37%
Containers & Packaging : 0.37%
Berry Plastics Group Incorporated †	2,460	146,247

Real Estate : 2.93%
Equity REITs : 2.93%
Apple Hospitality REIT Incorporated	8,331	157,789
Columbia Property Trust Incorporated	3,886	85,803
Equity Commonwealth †	11,457	344,283
Outfront Media Incorporated	2,272	53,278
Park Hotels & Resorts Incorporated	9,518	274,023
Rayonier Incorporated	7,587	227,458
		1,142,634

Telecommunication Services : 1.76%
Diversified Telecommunication Services : 1.76%
Verizon Communications Incorporated	14,330	685,977

Utilities : 13.79%
Electric Utilities : 11.46%
American Electric Power Company Incorporated	12,800	952,448
Edison International	1,622	129,679
Exelon Corporation	23,286	936,330
Hawaiian Electric Industries Incorporated	23,066	840,986
NextEra Energy Incorporated	501	77,690
PG&E Corporation	2,031	117,331
Pinnacle West Capital Corporation	3,661	321,106
PPL Corporation	23,643	888,031
Xcel Energy Incorporated	4,132	204,617
		4,468,218

Gas Utilities : 0.74%
UGI Corporation	6,035	288,835

Independent Power & Renewable Electricity Producers : 0.97%
Vistra Energy Corporation	19,476	378,613

Multi-Utilities : 0.62%
CenterPoint Energy Incorporated	8,209	242,828

Total Common Stocks (Cost $35,344,450)		37,978,016

4

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — October 31, 2017 (unaudited)

		Yield
Short-Term Investments : 2.23%
Investment Companies : 2.23%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.96%	868,650	$868,650

Total Short-Term Investments (Cost $868,650)				868,650

Total investments in securities (Cost $36,213,100)	99.62%			38,846,666
Other assets and liabilities, net	0.38			148,001

Total net assets	100.00%			$38,994,667

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
plc	Public limited company
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	1,095,727	2,954,505	3,181,582	868,650	$868,650	2.23%

Wells Fargo Low Volatility U.S. Equity Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$3,856,531	$0	$0	$3,856,531
Consumer staples	9,858,984	0	0	9,858,984
Energy	111,545	0	0	111,545
Financials	6,672,188	0	0	6,672,188
Health care	4,704,901	0	0	4,704,901
Industrials	3,047,130	0	0	3,047,130
Information technology	2,373,385	0	0	2,373,385
Materials	146,247	0	0	146,247
Real estate	1,142,634	0	0	1,142,634
Telecommunication Services	685,977	0	0	685,977
Utilities	5,378,494	0	0	5,378,494
Short-term investments
Investment companies	868,650	0	0	868,650

Total assets	$38,846,666	$0	$0	$38,846,666

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Omega Growth Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 97.92%
Consumer Discretionary : 20.30%
Auto Components : 1.28%
Ferrari NV	81,200	$9,718,016

Diversified Consumer Services : 2.97%
Adtalem Global Education Incorporated	278,100	10,275,795
Bright Horizons Family Solutions Incorporated †	141,400	12,202,820
		22,478,615

Hotels, Restaurants & Leisure : 2.11%
Vail Resorts Incorporated	49,602	11,359,850
Wingstop Incorporated «	134,845	4,567,200
		15,927,050

Internet & Direct Marketing Retail : 7.72%
Amazon.com Incorporated †	39,100	43,216,448
Ctrip.com International Limited ADR †	102,900	4,927,881
Netflix Incorporated †	51,900	10,194,717
		58,339,046

Media : 2.34%
Charter Communications Incorporated Class A †	27,100	9,056,007
Cinemark Holdings Incorporated	237,756	8,640,053
		17,696,060

Specialty Retail : 3.88%
The Home Depot Incorporated	132,300	21,932,694
The TJX Companies Incorporated	106,200	7,412,760
		29,345,454

Consumer Staples : 0.89%
Beverages : 0.89%
Monster Beverage Corporation †	116,000	6,719,880

Energy : 0.64%
Oil, Gas & Consumable Fuels : 0.64%
Pioneer Natural Resources Company	32,200	4,819,374

Financials : 4.45%
Capital Markets : 3.02%
Intercontinental Exchange Incorporated	172,200	11,382,420
Raymond James Financial Incorporated	134,602	11,411,558
		22,793,978

Consumer Finance : 1.43%
SLM Corporation †	1,022,600	10,829,334

Health Care : 10.86%
Biotechnology : 3.20%
Bioverativ Incorporated †	195,000	11,017,500
Celgene Corporation †	82,675	8,347,695
Incyte Corporation †	42,400	4,801,800
		24,166,995

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Omega Growth Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 2.24%
Baxter International Incorporated	85,500	$5,512,185
Edwards Lifesciences Corporation †	54,300	5,551,089
Hologic Incorporated †	156,200	5,912,170
		16,975,444

Health Care Providers & Services : 5.42%
Amedisys Incorporated †	114,589	5,512,877
Tivity Health Incorporated †	142,700	6,599,875
UnitedHealth Group Incorporated	137,400	28,884,228
		40,996,980

Industrials : 11.48%
Aerospace & Defense : 2.85%
BWX Technologies Incorporated	200,500	12,013,960
Mercury Computer Systems Incorporated †	189,200	9,548,924
		21,562,884

Airlines : 0.85%
Spirit Airlines Incorporated †	174,400	6,468,496

Commercial Services & Supplies : 2.94%
Cintas Corporation	36,900	5,499,576
Waste Connections Incorporated	236,322	16,700,876
		22,200,452

Electrical Equipment : 1.08%
Rockwell Automation Incorporated	40,600	8,153,292

Machinery : 1.70%
John Bean Technologies Corporation	62,400	6,670,560
Nordson Corporation	48,800	6,182,472
		12,853,032

Professional Services : 0.79%
TransUnion †	113,735	5,969,950

Trading Companies & Distributors : 1.27%
Univar Incorporated †	322,400	9,591,400

Information Technology : 44.18%
Communications Equipment : 0.78%
Harris Corporation	42,400	5,907,168

Electronic Equipment, Instruments & Components : 0.84%
Littelfuse Incorporated	30,400	6,353,600

Internet Software & Services : 13.76%
Alphabet Incorporated Class A †	28,600	29,544,944
Alphabet Incorporated Class C †	12,385	12,591,086
Box Incorporated Class A †	540,600	11,866,170
Facebook Incorporated Class A †	141,000	25,388,460
MercadoLibre Incorporated	29,700	7,137,207
Tencent Holdings Limited ADR	249,100	11,221,955
Yandex NV Class A †	185,300	6,268,699
		104,018,521

IT Services : 12.45%
Acxiom Corporation †	229,383	5,771,276
EPAM Systems Incorporated †	117,141	10,677,402

2

Wells Fargo Omega Growth Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name			Shares	Value
IT Services (continued)
Euronet Worldwide Incorporated †			61,200	$5,914,368
Fidelity National Information Services Incorporated			69,600	6,456,096
FleetCor Technologies Incorporated †			39,500	6,528,165
PayPal Holdings Incorporated †			83,000	6,022,480
Total System Services Incorporated			174,000	12,536,700
Visa Incorporated Class A			255,404	28,089,332
WEX Incorporated †			98,202	12,136,785
				94,132,604

Semiconductors & Semiconductor Equipment : 3.08%
Broadcom Limited			43,100	11,374,521
Teradyne Incorporated			278,300	11,936,287
				23,310,808

Software : 11.98%
Activision Blizzard Incorporated			119,600	7,832,604
Microsoft Corporation			322,000	26,783,960
Nintendo Company Limited			242,138	11,780,014
Salesforce.com Incorporated †			159,500	16,323,230
ServiceNow Incorporated †			57,200	7,228,364
Take-Two Interactive Software Incorporated †			139,900	15,479,935
Ultimate Software Group Incorporated †			25,200	5,105,268
				90,533,375

Technology Hardware, Storage & Peripherals : 1.29%
NCR Corporation †			304,600	9,774,614

Materials : 4.61%
Chemicals : 1.71%
The Sherwin-Williams Company			32,800	12,960,920

Construction Materials : 1.42%
Vulcan Materials Company			88,400	10,762,700

Containers & Packaging : 1.48%
Berry Plastics Group Incorporated †			187,800	11,164,710

Real Estate : 0.51%
Equity REITs : 0.51%
SBA Communications Corporation †			24,300	3,819,474

Total Common Stocks (Cost $508,984,159)				740,344,226

		Yield
Short-Term Investments : 1.68%
Investment Companies : 1.68%
Securities Lending Cash Investment LLC (l)(r)(u)		1.26%	3,348,700	3,349,035
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.96	9,382,272	9,382,272
Total Short-Term Investments (Cost $12,731,307)				12,731,307

Total investments in securities (Cost $521,715,466)	99.60%			753,075,533
Other assets and liabilities, net	0.40			2,995,850

Total net assets	100.00%			$756,071,383

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

3

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Omega Growth Fund

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	3,211,364	69,746,732	69,609,396	3,348,700	$3,349,035
Wells Fargo Government Money Market Fund Select Class	370,082	54,186,213	45,174,023	9,382,272	9,382,272

					$12,731,307	1.68%

Wells Fargo Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Common stocks
Consumer discretionary	$153,504,241	$0	$0	$153,504,241
Consumer staples	6,719,880	0	0	6,719,880
Energy	4,819,374	0	0	4,819,374
Financials	33,623,312	0	0	33,623,312
Health care	82,139,419	0	0	82,139,419
Industrials	86,799,506	0	0	86,799,506
Information technology	334,030,690	0	0	334,030,690
Materials	34,888,330	0	0	34,888,330
Real estate	3,819,474	0	0	3,819,474
Short-term investments
Investment companies	9,382,272	0	0	9,382,272
Investments measured at net asset value*				3,349,035

Total assets	$749,726,498	$0	$0	$753,075,533

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,349,035 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.69%
Consumer Discretionary : 14.30%
Hotels, Restaurants & Leisure : 0.79%
Royal Caribbean Cruises Limited	156,000	$19,308,120

Household Durables : 0.95%
Mohawk Industries Incorporated †	88,800	23,244,288

Internet & Direct Marketing Retail : 8.70%
Amazon.com Incorporated †	143,540	158,651,891
Netflix Incorporated †	123,550	24,268,927
The Priceline Group Incorporated †	15,410	29,463,304
		212,384,122

Media : 0.93%
Live Nation Incorporated †	519,770	22,755,531

Multiline Retail : 0.93%
Dollar Tree Incorporated †	249,810	22,795,163

Specialty Retail : 2.00%
Burlington Stores Incorporated †	194,930	18,301,978
The Home Depot Incorporated	183,990	30,501,862
		48,803,840

Consumer Staples : 3.22%
Beverages : 1.84%
Constellation Brands Incorporated Class A	167,250	36,642,803
The Coca-Cola Company	183,090	8,418,478
		45,061,281

Food & Staples Retailing : 0.45%
Costco Wholesale Corporation	67,980	10,950,218

Personal Products : 0.93%
The Estee Lauder Companies Incorporated Class A	202,440	22,634,816

Energy : 0.91%
Oil, Gas & Consumable Fuels : 0.91%
Concho Resources Incorporated †	166,220	22,308,386

Financials : 6.04%
Banks : 0.42%
Webster Financial Corporation	184,780	10,161,052

Capital Markets : 5.62%
CME Group Incorporated	218,180	29,927,751
MarketAxess Holdings Incorporated	175,490	30,535,260
Morgan Stanley	507,020	25,351,000
Raymond James Financial Incorporated	226,776	19,226,069
TD Ameritrade Holding Corporation	196,290	9,812,537
The Charles Schwab Corporation	498,200	22,339,288
		137,191,905

Health Care : 11.99%
Biotechnology : 3.87%
Alexion Pharmaceuticals Incorporated †	168,030	20,106,470

1

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name	Shares	Value
Biotechnology (continued)
BioMarin Pharmaceutical Incorporated †	116,190	$9,538,037
Exelixis Incorporated †	356,320	8,833,173
Incyte Corporation †	41,630	4,714,598
Neurocrine Biosciences Incorporated †	195,250	12,126,978
Vertex Pharmaceuticals Incorporated †	268,160	39,213,037
		94,532,293

Health Care Equipment & Supplies : 3.23%
Boston Scientific Corporation †	810,220	22,799,591
Edwards Lifesciences Corporation †	274,610	28,073,380
Intuitive Surgical Incorporated †	33,380	12,529,517
West Pharmaceutical Services Incorporated	152,980	15,512,172
		78,914,660

Health Care Providers & Services : 0.24%
Acadia Healthcare Company Incorporated †«	184,070	5,772,435

Health Care Technology : 0.68%
Veeva Systems Incorporated Class A †	273,000	16,636,620

Life Sciences Tools & Services : 1.78%
Agilent Technologies Incorporated	256,510	17,450,375
PRA Health Sciences Incorporated †	319,930	26,051,900
		43,502,275

Pharmaceuticals : 2.19%
Bristol-Myers Squibb Company	282,300	17,406,618
Zoetis Incorporated	564,348	36,016,689
		53,423,307

Industrials : 10.81%
Aerospace & Defense : 1.35%
Raytheon Company	140,530	25,323,506
The Boeing Company	29,810	7,690,384
		33,013,890

Air Freight & Logistics : 1.13%
FedEx Corporation	110,680	24,992,651
XPO Logistics Incorporated †	36,000	2,496,600
		27,489,251

Commercial Services & Supplies : 2.32%
KAR Auction Services Incorporated	480,727	22,752,809
Waste Connections Incorporated	481,685	34,040,679
		56,793,488

Industrial Conglomerates : 1.35%
Honeywell International Incorporated	229,190	33,040,030

Machinery : 1.22%
Fortive Corporation	332,775	24,046,322
Nordson Corporation	45,440	5,756,794
		29,803,116

Professional Services : 0.72%
IHS Markit Limited †	167,720	7,146,549

2

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — October 31, 2017 (unaudited)

Security name	Shares	Value
Professional Services (continued)
TransUnion †	197,700	$10,377,273
		17,523,822

Road & Rail : 2.72%
CSX Corporation	133,300	6,722,319
Norfolk Southern Corporation	149,820	19,689,344
Union Pacific Corporation	344,920	39,938,287
		66,349,950

Information Technology : 48.47%
Internet Software & Services : 16.61%
Alibaba Group Holding Limited ADR †	26,700	4,923,050
Alphabet Incorporated Class A †	124,520	128,634,141
Alphabet Incorporated Class C †	23,488	23,878,840
CoStar Group Incorporated †	48,310	14,287,683
eBay Incorporated †	691,340	26,022,038
Facebook Incorporated Class A †	853,160	153,619,990
LogMeIn Incorporated	227,760	27,570,348
MercadoLibre Incorporated	68,000	16,341,080
Shopify Incorporated Class A †	103,900	10,337,011
		405,614,181

IT Services : 11.17%
Euronet Worldwide Incorporated †	262,616	25,379,210
Global Payments Incorporated	136,780	14,218,281
MasterCard Incorporated Class A	411,500	61,218,855
PayPal Holdings Incorporated †	726,250	52,696,700
Square Incorporated Class A †	656,000	24,396,640
Switch Incorporated †	507,388	9,706,332
Visa Incorporated Class A	774,260	85,153,115
		272,769,133

Semiconductors & Semiconductor Equipment : 7.23%
Broadcom Limited	167,443	44,189,882
Microchip Technology Incorporated	875,880	83,033,424
Texas Instruments Incorporated	511,290	49,436,630
		176,659,936

Software : 12.39%
Adobe Systems Incorporated †	240,929	42,201,124
Microsoft Corporation	1,281,230	106,572,711
Proofpoint Incorporated †	206,870	19,116,857
PTC Incorporated †	88,300	5,867,535
Salesforce.com Incorporated †	352,660	36,091,224
ServiceNow Incorporated †	281,130	35,526,398
Splunk Incorporated †	175,585	11,816,871
Take-Two Interactive Software Incorporated †	162,730	18,006,075
Ultimate Software Group Incorporated †	135,552	27,461,480
		302,660,275

Technology Hardware, Storage & Peripherals : 1.07%
Apple Incorporated	153,980	26,028,779

Materials : 3.31%
Chemicals : 3.31%
Ecolab Incorporated	253,020	33,059,593

3

Portfolio of investments — October 31, 2017 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name	Shares	Value
Chemicals (continued)
Praxair Incorporated	327,220	$47,813,384
		80,872,977

Real Estate : 0.64%
Equity REITs : 0.64%
American Tower Corporation	108,190	15,543,657

Total Common Stocks (Cost $1,392,182,180)		2,434,542,797

		Yield
Short-Term Investments : 1.16%
Investment Companies : 1.16%
Securities Lending Cash Investment LLC (l)(r)(u)		1.26%	12,268,738	12,269,965
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.96	16,062,502	16,062,502
Total Short-Term Investments (Cost $28,332,467)				28,332,467

Total investments in securities (Cost $1,420,514,647)	100.85%			2,462,875,264
Other assets and liabilities, net	(0.85)			(20,685,692)

Total net assets	100.00%			$2,442,189,572

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LLC	Limited liability company
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Invesstments
Investment companies
Securities Lending Cash Investment LLC	46,026,258	82,448,480	116,206,000	12,268,738	$12,269,965
Wells Fargo Government Money Market Fund Select Class	9,162,823	138,248,597	131,348,918	16,062,502	16,062,502

					$28,332,467	1.16%

Wells Fargo Premier Large Company Growth (the “Fund”)

Notes to Portfolio of investments – October 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$349,291,064	$0	$0	$349,291,064
Consumer staples	78,646,315	0	0	78,646,315
Energy	22,308,386	0	0	22,308,386
Financials	147,352,957	0	0	147,352,957
Health care	292,781,590	0	0	292,781,590
Industrials	264,013,547	0	0	264,013,547
Information technology	1,183,732,304	0	0	1,183,732,304
Materials	80,872,977	0	0	80,872,977
Real estate	15,543,657	0	0	15,543,657
Short-term investments
Investment companies	16,062,502	0	0	16,062,502
Investments measured at net asset value*				12,269,965

Total assets	2,450,605,299	$0	$0	$2,462,875,264

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $12,269,965 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: December 21, 2017

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: December 21, 2017

By:	/s/ Jeremey DePalma
Jeremy DePalma
Treasurer

Date: December 21, 2017